UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Intermediate Municipal Income
Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Municipal Income Fund	8.65%	3.99%	5.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Municipal Income Fund, a class of the fund, on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Intermediate Municipal Income Fund: For the year, the fund's Retail Class shares returned 8.65% and the Barclays Capital 1-17 Year Municipal Bond Index returned 8.88%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds - specifically those with maturities of 18 years and longer - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	.70%
Actual		$ 1,000.00	$ 1,042.70	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.68%
Actual		$ 1,000.00	$ 1,042.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class B	1.34%
Actual		$ 1,000.00	$ 1,039.40	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class C	1.44%
Actual		$ 1,000.00	$ 1,037.80	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Intermediate Municipal Income	.41%
Actual		$ 1,000.00	$ 1,043.30	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09
Institutional Class	.47%
Actual		$ 1,000.00	$ 1,043.90	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.2	14.1
California	14.0	12.6
Texas	12.2	13.4
Illinois	9.2	10.1
Florida	6.9	6.7
Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	36.0
Health Care	12.9	12.9
Special Tax	11.8	11.6
Escrowed/Pre-Refunded	9.5	9.3
Electric Utilities	8.5	9.3
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	5.6	6.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 11.6%	AAA 10.7%
AA,A 69.8%	AA,A 75.6%
BBB 10.9%	BBB 7.8%
BB and Below 0.3%	BB and Below 0.4%
Not Rated 3.0%	Not Rated 3.2%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,140
Series 2005 A2, 5% 6/1/12	1,500	1,605
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (g)	2,125	2,272
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,315
Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,285
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,783
5.5% 1/1/22	2,300	2,023
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,241
		22,664
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	3,005
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,676
		8,681
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	500
5% 1/1/11	1,000	1,032
5% 1/1/12	1,200	1,266
Series 2008 D:
5.5% 1/1/38	6,300	6,373
6% 1/1/27	1,400	1,501
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,523
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,459
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 2,600	$ 2,692
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (f)	2,250	2,351
5.5% 7/1/12 (f)	2,450	2,643
5.5% 7/1/13 (f)	1,005	1,094
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,148
Series 2009 A:
5% 7/1/14	1,500	1,680
5% 7/1/18	7,665	8,539
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,019
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,398
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,119
		60,487
California - 13.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,771
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,800	2,953
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,374
5.5% 5/1/15	2,600	2,845
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,234
5.25% 7/1/12	1,210	1,319
5.25% 7/1/13	7,000	7,787
5.25% 7/1/14	9,400	10,567
Series 2008 A, 5% 1/1/11	4,200	4,364
Series 2009 A:
5% 7/1/15	8,990	9,834
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	6,210	7,188
5.25% 1/1/11	75	78
5.25% 1/1/11 (Escrowed to Maturity) (g)	625	656
5.25% 7/1/13 (Escrowed to Maturity) (g)	5,000	5,721
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 5,896
5.25% 7/1/14	10,245	11,517
5.25% 7/1/14 (Escrowed to Maturity) (g)	2,995	3,499
Series A, 5% 7/1/18	5,900	6,317
Series B, 5%, tender 7/1/14 (c)	6,840	7,479
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,329
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	94
5% 10/1/13	1,550	1,705
5% 3/1/15	2,415	2,652
5% 8/1/16	6,070	6,559
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,818
5% 3/1/26	2,200	2,147
5% 6/1/27 (AMBAC Insured)	1,800	1,741
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,760
5.125% 11/1/24	1,900	1,903
5.125% 2/1/26	1,200	1,188
5.25% 2/1/11	1,650	1,723
5.25% 3/1/12	2,210	2,376
5.25% 2/1/15	5,000	5,403
5.25% 2/1/16	8,500	9,077
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,605
5.25% 2/1/28	3,400	3,376
5.25% 2/1/33	6,100	5,825
5.25% 12/1/33	110	105
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,788
5.25% 4/1/34	30	28
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,678
5.25% 3/1/38	8,570	8,055
5.5% 3/1/11	8,500	8,928
5.5% 4/1/13	1,400	1,550
5.5% 4/1/13 (AMBAC Insured)	1,000	1,107
5.5% 8/1/29	13,900	13,965
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,515
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,025	11,818
5.5% 8/1/30	10,000	10,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 21,355	$ 21,074
6% 4/1/38	3,600	3,669
6% 11/1/39	34,000	34,781
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,553
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,178
Series 2008 L, 5.125% 7/1/22	3,800	3,844
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,279
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,593
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,963
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,302
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	9,095
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	12,836	8,184
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,132
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	3,400	3,525
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,942
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,638
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,861
(Various Cap. Projs.):
Series 2009 G1:
5.25% 10/1/17	15,275	15,793
5.75% 10/1/30	2,100	2,067
Series 2009 I, 6.125% 11/1/29	1,300	1,314
Series 2005 K, 5% 11/1/16	7,195	7,407
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	$ 5,000	$ 5,487
5.75% 11/1/28	5,000	5,400
5% 11/1/14 (FSA Insured)	1,000	1,134
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	4,900	5,087
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	4,070
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,046
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	655
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,498
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,773
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,980
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,427
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,573
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	985
5.75% 1/15/40	1,600	1,454
5.875% 1/15/27	1,000	967
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,348
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,398
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	$ 1,425	$ 1,429
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	23,018
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,610
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (f)	1,660	1,660
5% 1/1/11 (FSA Insured) (f)	1,740	1,771
5% 1/1/12 (FSA Insured) (f)	1,835	1,912
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,584
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,412
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	1,215	1,268
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,859
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,248
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,570
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,479
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,021
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,651
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,230
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	770
5.25% 7/1/21	700	770
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,605
6.5% 8/1/28	2,750	3,205
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,465
5.25% 8/1/26	2,200	2,131
Series 2009 B, 5% 8/1/18	7,355	7,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	$ 1,620	$ 1,661
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,496
5% 5/15/22	2,000	2,147
Series 2009 B, 5% 5/15/12	500	540
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,463
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,419
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,198
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,195
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,096
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,760
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,897
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,901
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	756
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,428
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,717
		600,274
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,835
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,064
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	$ 11,100	$ 6,619
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,227
5% 11/15/12 (Escrowed to Maturity) (g)	120	133
5% 11/15/14	1,105	1,195
5% 11/15/14 (Escrowed to Maturity) (g)	60	69
Series 2006 F:
5% 11/15/13	395	428
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,013
5% 11/15/14	420	454
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,077
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,002
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	642
5% 7/1/12	675	666
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,849
Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	5,851
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,651
0% 10/1/22 (Escrowed to Maturity) (g)	25,700	15,193
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,372
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,315
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,195
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,195
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,002
		62,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	$ 5,600	$ 6,444
Series 2009 1:
5% 2/1/14	10,000	11,238
5% 2/1/15	10,000	11,264
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,120
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,317
		32,383
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,091
District of Columbia Gen. Oblig.:
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,020
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,221
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,318
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,081
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,709
5% 4/1/14	2,000	2,170
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,502
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,799
		26,135
Florida - 6.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,000	$ 15,605
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,255
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,485
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,576
5% 12/1/11	2,695	2,878
5% 12/1/12	3,880	4,256
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,856
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,272
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	22,061
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,871
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,813
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	715
Series 2008 A, 5.375% 7/1/28	3,375	3,691
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,111
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,716
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	6,500	7,136
Series 2002, 3.95%, tender 9/1/12 (c)	8,150	8,436
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,764
Series B:
5% 11/15/17	1,050	1,101
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	172
Series G:
5% 11/15/12	965	1,038
5% 11/15/12 (Escrowed to Maturity) (g)	35	39
5% 11/15/13	1,545	1,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/13 (Escrowed to Maturity) (g)	$ 55	$ 62
Series 2005 I:
5% 11/15/17	2,600	2,738
5% 11/15/18	2,000	2,093
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,005
Series 2008 B, 6% 11/15/37	12,000	12,359
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,850
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	3,934
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,069
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,038
5% 9/1/22	2,270	2,488
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,700
5% 10/1/14	7,000	7,658
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,065
4% 10/1/11	2,105	2,216
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,025
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,415
5% 11/15/14	2,485	2,628
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,755
5.25% 6/1/24	3,850	3,942
5.25% 6/1/25	4,050	4,130
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	587
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,405
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,500	$ 2,590
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,445
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,262
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,924
5% 8/1/15 (AMBAC Insured)	5,990	6,419
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,743
5.25% 10/1/20 (FSA Insured)	5,000	5,454
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,894
5.75% 10/1/43	1,850	1,900
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,592
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	3,260	3,629
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,637
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,970
5% 11/1/14 (FSA Insured)	1,825	1,954
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,066
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,775
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,069
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	$ 5,200	$ 5,383
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,045
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,492
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,104
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39 (b)	2,700	2,692
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,729
		307,185
Georgia - 2.9%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,250
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,297
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,230
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,680
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	12,314
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	7,015	4,338
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,316
5% 11/1/18	6,000	6,502
5% 11/1/19	3,000	3,234
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,370
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,417
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (g)	$ 35	$ 41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,775
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,499
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	588
5% 9/15/14	715	747
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,375
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	7,079
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,396
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,330
5.25% 1/1/20	1,625	1,808
Series 2009 B, 5% 1/1/16 (b)	2,500	2,765
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,460
5% 10/1/13	1,450	1,592
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,801
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	1,017
		132,551
Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,827
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series 2009 DR:
5% 6/1/18	$ 5,785	$ 6,615
5% 6/1/19	15,755	17,946
		43,780
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,920
6.75% 11/1/37	2,600	2,823
		5,743
Illinois - 9.2%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,714
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	936
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,380
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,448
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	767
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,839
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,393
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,606
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,236
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,642
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,425
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	797
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	391
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	404
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,464
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,124
5.25% 1/1/29 (FSA Insured)	190	199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	$ 910	$ 1,050
Series 2006 A, 5% 1/1/23	10,975	11,656
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (f)	4,795	4,795
5.5% 1/1/11 (f)	10,000	10,121
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,350
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,057
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,177
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,873
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	380
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,362
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,692
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,552
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,056
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	3,012
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,820
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,186
5% 6/1/12	3,645	3,916
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,962
Series 2008, 5.25% 11/1/33	4,500	4,750
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,839
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	$ 3,275	$ 3,240
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,176
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	637
Series 2009 D, 5% 11/15/17	3,000	3,324
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,128
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,070
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,999
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,889
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,057
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	3,500	3,526
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,503
5.5% 5/1/13 (FGIC Insured)	1,000	1,118
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,114
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,268
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	13,900	7,832
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,682
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	929
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,423
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,700
5.25% 10/1/14	2,290	2,409
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	5,900	5,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	$ 4,000	$ 4,155
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,842
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,836
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,118
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,229
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,825
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,260
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,959
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,495	3,534
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,716
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,981
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	827
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,179
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,380
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,097
First Series, 5.5% 8/1/10	1,400	1,438
Series 2000:
5.5% 4/1/17	2,600	2,623
5.6% 4/1/21	2,800	2,823
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,098
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,422
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2002:
5.5% 4/1/16 (FSA Insured)	$ 1,000	$ 1,077
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,301
Series 2009, 4% 4/26/10	35,000	35,380
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	5,000	5,167
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,651
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,928
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,633
Series W, 5% 6/15/13	3,430	3,436
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,678
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	37,076
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	3,963
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,767
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,204
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,076
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	860	740
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,847
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,084
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,170
0% 12/1/14 (FSA Insured)	5,180	4,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series 1996 C:
0% 12/1/15 (FSA Insured)	$ 3,810	$ 3,196
Series D, 0% 12/1/10 (FSA Insured)	3,380	3,344
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,612
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,204
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	7,660
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,536
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,280
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	822
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,824
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,024
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,442
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,633
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,315
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,067
5% 10/1/19	1,475	1,536
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,364
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,922
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,001
0% 4/1/14	3,500	3,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	$ 4,700	$ 3,271
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,423
0% 11/1/16 (FSA Insured)	4,000	3,057
0% 11/1/17 (FSA Insured)	1,300	934
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	868
		421,553
Indiana - 2.6%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,092
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,289
5% 1/10/14 (FSA Insured)	1,180	1,342
5% 7/10/14 (FSA Insured)	1,215	1,391
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,503
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,789
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,074
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,397
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,861
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,423
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,946
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,169
5.25% 7/15/16 (FSA Insured)	2,095	2,428
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,442
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 4,242
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,378
5% 12/1/17	855	911
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	7,982
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,943
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,167
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,244
0% 12/1/17 (AMBAC Insured)	1,470	1,072
0% 6/1/18 (AMBAC Insured)	1,740	1,229
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,545	3,545
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,179
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,630
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,229
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,214
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,377
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,401
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,788
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,531
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,115
5% 7/1/22	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 2,000	$ 2,037
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,909
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,585
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,224
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,804
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,957
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,102
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,670
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,528
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,077
		120,990
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,773
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,886
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,041
		9,700
Kansas - 0.7%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,819
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	301
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,234
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Rev.: - continued
Series 2002 II:
5.5% 11/1/19	$ 1,000	$ 1,085
5.5% 11/1/20	1,000	1,080
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,053
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,700	15,836
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,603
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,341
		33,160
Kentucky - 1.0%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,478
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,645	1,655
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,383
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,024
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,792
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,671
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,393
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,781
		44,177
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,074
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	$ 5,000	$ 5,266
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,094
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,259
5% 7/1/15	2,740	2,915
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,908
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,768
0% 9/1/13 (AMBAC Insured)	1,400	1,156
		22,327
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,604
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,874
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,229
5.25% 7/1/32 (AMBAC Insured)	2,080	2,198
6% 7/1/38	1,800	2,010
		12,915
Maryland - 1.3%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	17,955
Second Series B, 5% 8/15/20	18,180	21,096
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,855
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,344
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,287
4% 7/1/11 (AMBAC Insured)	1,000	1,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/11	$ 2,000	$ 2,066
5% 7/1/12	1,000	1,072
5% 7/1/17	1,190	1,263
5% 7/1/18	2,500	2,622
Series 2010, 5.125% 7/1/39 (b)	3,600	3,543
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,351
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	601
5% 4/1/16	1,665	1,879
		60,957
Massachusetts - 3.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,873
5% 5/15/21	6,885	7,656
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,216
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,240
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	264
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	746
5% 1/1/13	750	784
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,402
5% 7/1/19	1,150	1,307
5% 7/1/20	1,245	1,382
5% 7/1/21	1,840	2,031
Series Q2:
5% 7/1/18	1,650	1,851
5% 7/1/19	1,635	1,858
5% 7/1/20	1,780	1,976
5% 7/1/21	1,935	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	$ 1,315	$ 1,355
6.375% 8/1/15	2,460	2,530
6.375% 8/1/16	2,570	2,641
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(f)	3,000	3,160
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,211
5.75% 6/15/13	3,000	3,118
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	11,400	12,627
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,229
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	2,034
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,722
Series 2007 B, 5% 11/1/15	7,000	8,040
Series 2007 C:
5.25% 8/1/22	3,300	3,714
5.25% 8/1/23	1,600	1,790
5.25% 8/1/24	4,000	4,456
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,330
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,195
5%, tender 7/1/15 (c)	7,000	7,452
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,845
5.125% 7/1/38	1,500	1,364
Series 2008 E2:
5% 7/1/10	3,825	3,859
5% 7/1/11	3,000	3,085
5% 7/1/12	2,075	2,151
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,800	1,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 T1, 4.125%, tender 2/16/12 (c)	$ 2,900	$ 2,990
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,020
5% 7/1/21	4,700	4,988
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	979
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	944
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,557
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,935
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		137,927
Michigan - 2.4%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,142
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,045
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,231
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,139
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,488
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,017
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,510
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,287
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,903
Series 2006 D, 0.794% 7/1/32 (c)	5,550	4,288
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,600	$ 2,850
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,241
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,392
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,409
5% 12/1/15	665	720
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,861
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,571
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,828
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	160	174
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,022
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,735
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,018
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,265
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,024
5.5% 3/1/17	1,885	1,919
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,988
Series 2008 A:
5% 5/15/10	870	880
5% 5/15/11	1,100	1,139
5% 5/15/12	1,250	1,312
5% 5/15/13	1,500	1,582
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	2,003
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	$ 3,115	$ 3,272
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,163
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,116
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,042
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,324
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,062
4% 1/1/14	1,100	1,177
5% 1/1/15	1,585	1,763
		110,192
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	582
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,069
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,341
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13 (Pre-Refunded to 2/1/10 @ 100) (g)	2,445	2,453
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	411
5% 5/15/13	395	408
5% 5/15/14	250	258
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,473
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,585
5.5% 7/1/18	1,400	1,463
		12,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	$ 1,275	$ 1,298
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,044
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,745
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,358
5% 8/15/13	1,500	1,553
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,327
		11,325
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,063
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,123
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,091
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,063
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,458
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,504
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,544
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,063
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,995
		14,904
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	$ 1,500	$ 1,489
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,062
Series 2008 E, 5% 7/1/11	5,000	5,260
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,474
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,109
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,598
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,057
5% 7/1/14	1,000	1,047
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,464
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,376
		26,936
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,400	2,401
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,147
		3,548
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,682
Series 2005 B:
5% 2/15/13	2,210	2,210
5.25% 2/15/10	1,925	1,927
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,641
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,090
5.25% 6/15/21	4,500	4,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.25% 6/15/22	$ 10,585	$ 11,223
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,711
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,459
Series 2005 O:
5.125% 3/1/28	2,000	2,062
5.25% 3/1/15	3,000	3,370
5.25% 3/1/21	6,500	6,962
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,285
5.25% 3/1/23	1,500	1,599
5.25% 3/1/24	5,550	5,891
5.25% 3/1/25	4,200	4,436
5.25% 3/1/26	4,700	4,911
Series 2005 P, 5.125% 9/1/28	1,100	1,138
Series 2008 Y:
5% 9/1/10	1,000	1,029
5% 9/1/11	1,000	1,062
5% 9/1/12	2,545	2,788
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,619
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,206
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,423
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,585
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,773
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,071
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,407
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,066
		97,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.6%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	$ 4,080	$ 4,095
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,344
4% 9/1/16	3,000	3,180
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,147
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,173
5% 5/15/19 (FSA Insured)	3,420	3,786
5% 5/15/20 (FSA Insured)	2,585	2,844
5% 5/15/21 (FSA Insured)	2,725	2,985
		27,554
New York - 14.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,166
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,998
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,136
5.75% 5/1/22	2,240	2,389
Series 2004:
5.75% 5/1/17	2,895	3,175
5.75% 5/1/19 (FSA Insured)	5,590	6,041
5.75% 5/1/22 (FSA Insured)	8,525	9,177
5.75% 5/1/25 (FSA Insured)	1,715	1,842
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,633
5% 6/1/11	1,075	1,128
Series 2008 A, 6% 5/1/33	6,000	6,732
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,729
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	160
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series 2002 A1, 5.25% 11/1/14	600	648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2002 C, 5.5% 8/1/13	$ 2,000	$ 2,226
Series 2003 J, 5.5% 6/1/19	2,315	2,498
Series 2005 F1, 5.25% 9/1/14	3,600	4,085
Series 2005 G, 5% 8/1/14	6,500	7,299
Series 2005 J, 5% 3/1/12	3,020	3,258
Series 2005 K, 5% 8/1/11	3,485	3,714
Series 2008 A1, 5.25% 8/15/21	11,000	12,085
Series 2008 E, 5% 8/1/13	11,760	13,103
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,274
Series 2010 C, 5% 8/1/14	10,000	11,229
Series 2010 E, 5% 8/1/16	5,000	5,589
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,300
5% 6/15/39	1,600	1,637
Series FF 2, 5.5% 6/15/40	800	873
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,763
Series 2009 S3, 5.25% 1/15/34	20,000	20,861
Series 2009 S4, 5.75% 1/15/39	6,400	6,934
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,916
6% 11/1/28 (a)	40,925	44,333
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,968
Series 2007 C1, 5% 11/1/13	11,050	12,564
Series 2010 B, 5% 11/1/20	37,195	41,664
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,339
5% 3/15/18	10,515	11,950
5% 3/15/19	11,040	12,461
Series 2009 A, 5% 2/15/34	4,200	4,368
Series 2009 D, 5% 6/15/13	28,070	31,544
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,745
Series A:
5.75% 7/1/13	3,400	3,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,100	$ 1,185
Series C, 7.5% 7/1/10	1,160	1,197
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,235
5% 2/15/11	2,720	2,854
5% 2/15/12	6,855	7,357
5% 2/15/13	6,545	7,204
5% 8/15/13	7,390	8,251
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,659
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	889
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,840
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,138
Series 2009 A:
5% 7/1/20	5,000	5,416
5% 7/1/21	12,335	13,301
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	17,600	20,082
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,770
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,851
Series 2005 C, 5.25% 11/15/14	1,000	1,133
Series 2008 A, 5.25% 11/15/36	8,800	8,981
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,324
Series 2008 C, 6.5% 11/15/28	11,300	12,989
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,336
5.25% 1/1/27	5,000	5,287
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,283
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,801
5% 4/1/14	1,500	1,690
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	$ 5,745	$ 6,130
Series 2008 D, 5% 1/1/13	9,500	10,406
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	3,000	2,954
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,025	7,638
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,308
5.25% 6/1/22 (AMBAC Insured)	9,450	9,895
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,217
5.5% 6/1/16	20,000	20,302
5.5% 6/1/17	1,900	1,973
5.5% 6/1/19	1,000	1,063
Series 2003B 1C:
5.5% 6/1/14	3,900	3,905
5.5% 6/1/15	4,900	4,982
5.5% 6/1/16	1,600	1,677
5.5% 6/1/17	7,950	8,256
5.5% 6/1/18	17,165	18,152
5.5% 6/1/19	4,700	4,997
5.5% 6/1/20	800	849
5.5% 6/1/22	600	633
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,079
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,627
		652,426
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,223
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,277
		5,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	$ 1,580	$ 1,721
5.25% 6/1/20 (AMBAC Insured)	1,520	1,614
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	2,245	2,571
5% 3/1/19	3,000	3,425
5% 3/1/20	3,500	3,931
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,274
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,335
5% 11/1/12 (FSA Insured)	1,300	1,407
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,528
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	1,000	1,010
Series 2003 A, 5.5% 1/1/11	1,725	1,795
Series 2003 C, 5.25% 1/1/10	2,630	2,630
Series 2003 D, 5.375% 1/1/10	3,360	3,360
Series 2009 B:
5% 1/1/15	1,250	1,382
5% 1/1/16	3,000	3,314
5% 1/1/20	2,110	2,230
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,569
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,373
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,736
		40,205
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,828
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,029
5% 7/1/14	1,000	1,017
		5,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	$ 1,690	$ 1,739
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,608
6% 6/1/42	1,500	1,159
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,485
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,149
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,154
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,100	1,137
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,795
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,448
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,539
5% 10/1/22	2,000	2,214
5% 10/1/23	3,000	3,303
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,137
5.5% 1/1/43	1,500	1,534
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,516
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	15,000	16,573
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,083
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	510
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	$ 1,220	$ 1,275
5.75% 12/1/35	5,200	5,124
		64,569
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	979
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,109
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,888
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	837
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,341
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,672
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,308
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,594
5% 8/15/13	1,260	1,354
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,717
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,480
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,091
5% 12/15/14	850	933
		31,303
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,500	$ 3,658
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,210	1,254
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,690
Series 2008 B:
5% 6/15/11	1,800	1,885
5% 6/15/12	2,000	2,130
5% 6/15/13	2,000	2,150
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,346
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,423
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,449
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,109
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,120
5% 12/15/13	1,155	1,145
Series 2006 B, 5% 12/15/13	3,115	3,087
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	346
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	425
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,967
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,610
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,968
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,704
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,317
Series 2009 A, 5% 6/1/17	2,925	3,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	$ 1,300	$ 1,334
6.5% 11/1/16 (f)	1,100	1,137
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,300	2,308
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,641
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (g)	1,745	2,037
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,742
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,287
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,098
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,042
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,684
Series 2008 B1, 5.5% 6/1/33	8,500	8,931
Series 2009 B, 5% 12/1/16	12,500	14,131
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,796
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	2,998
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,028
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,043
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,900
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,552
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	710
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	$ 3,000	$ 3,261
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,040
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,011
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,612
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,941
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,504
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,135
		156,915
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,834
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,188
		17,022
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,157
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	657
		2,814
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,826
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,423
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,647
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,757
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,360	$ 1,512
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	707
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	755
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,178
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	986
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	5,950
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,000	2,276
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,496
Series 2005 B, 5% 1/1/10	3,000	3,000
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,265
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,506
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,973
		33,257
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,078
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,192
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,431
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	403
5.25% 11/1/18	1,000	1,076
		8,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	$ 5,000	$ 5,103
5% 12/15/11	3,270	3,384
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,541
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,372
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,313
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,848
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,803
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,934
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,206
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,712
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,355
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,301
		68,872
Texas - 12.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,915
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,394
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	812
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,641
6% 1/1/18	1,000	916
6% 1/1/19	1,335	1,205
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,200	$ 5,165
0% 11/15/12 (AMBAC Insured)	5,645	5,324
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,416
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,167
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,803
Series 2009 A:
5% 11/15/14	2,315	2,649
5% 11/15/17	1,375	1,566
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,159
5.25% 2/15/42	6,000	6,308
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,378
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,239
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,312
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,367
5.375% 5/1/17 (FSA Insured)	195	207
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	4,036
Series 2003, 5% 2/15/10	1,200	1,206
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,338
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,869
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,171
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,607
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,836
5% 8/15/13	9,575	10,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
Series 2003:
5.5% 8/15/18	$ 190	$ 204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	908
Series 2008, 5% 8/15/21	1,310	1,465
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,576
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,620
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,660
Series A, 0% 2/15/16	3,640	2,989
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/48	19,160	20,233
5% 12/1/36	7,100	7,368
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,913
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,564
5% 11/1/16	3,000	3,324
5% 11/1/21	1,500	1,588
Series 2009, 5% 11/1/19	1,000	1,092
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,148
Series 2008, 6.375% 2/15/34	1,300	1,494
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,418
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,601
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,633
Series 2009:
5% 2/15/17	1,220	1,390
5% 2/15/22	8,920	9,889
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,099
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,087
Garland Independent School District:
Series 2001, 5.5% 2/15/12	35	35
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Independent School District: - continued
5.5% 2/15/12 (Pre-Refunded to 2/15/10 @ 100) (g)	$ 2,145	$ 2,157
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,260
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,550
5% 2/15/14	1,745	1,959
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,017
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,343
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	4,931
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,270
5% 8/15/18	1,000	1,131
5.25% 8/15/47	9,740	10,101
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,576
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,696
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,101
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,256
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Series A, 5.5% 7/1/39	6,000	6,273
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,261
Series A, 0% 8/15/11	13,740	13,474
0% 8/15/10 (AMBAC Insured)	2,200	2,193
0% 8/15/15	2,000	1,750
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2007 B, 5% 11/15/18 (FGIC Insured)	$ 2,500	$ 2,714
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,573
0% 12/1/11 (AMBAC Insured)	8,250	8,026
Humble Independent School District:
Series 2000:
0% 2/15/10	2,320	2,319
0% 2/15/16	1,250	1,040
0% 2/15/17	1,400	1,109
Series 2009, 4% 2/15/14	410	447
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,909
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,160
5% 9/15/18	1,890	2,163
5% 9/15/21	2,340	2,614
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	856
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,529
0% 8/15/17	1,020	788
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,576
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,645
5% 8/1/14	5,110	5,863
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,571
Longview Independent School District 5% 2/15/20	1,000	1,088
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,700
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,205
5.25% 5/15/21	2,405	2,489
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,116
Mansfield Independent School District:
5.5% 2/15/13	230	242
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,422
5.5% 2/15/14	330	346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	$ 1,950	$ 2,062
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,762
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	904
5.5% 2/15/19	370	380
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,284
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,278
Midway Independent School District Series 2000, 0% 8/15/19	1,400	964
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	552
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,846
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,570
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,296
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,197
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,931
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 6/1/24	2,100	2,291
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,273
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	1,100	1,262
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,364
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District: - continued
Series 2001:
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	$ 1,220	$ 1,290
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	560
Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,129
Series A:
5.25% 2/15/17	725	772
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,467
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,807
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,061
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	517
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,712
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,478
Series 2007, 5.375% 8/15/33	7,340	7,886
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,234
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,121
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,072
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,126
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,478
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,116
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,172
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	$ 870	$ 887
Series 2002:
5.375% 2/1/17	3,495	3,758
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,732
Series 2006 A, 5% 2/1/22	2,035	2,190
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,936
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,074
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	724
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,561
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,261
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (c)	7,500	7,516
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,411
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,244
Series 2009:
5% 10/1/19	3,045	3,440
5% 10/1/20	2,180	2,434
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,112
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,723
5.375% 2/1/18	480	498
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,280
5% 11/15/14	2,005	2,194
5% 11/15/15	1,880	2,053
5.75% 11/15/24	4,700	4,984
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	1,000	1,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,766
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,923
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (f)	1,915	1,965
Series 2008:
5% 10/1/12	3,500	3,881
5% 4/1/13	1,000	1,120
Series 2009 A:
5% 10/1/17	3,660	4,211
5% 10/1/18	3,950	4,540
5% 10/1/19	5,500	6,288
0% 10/1/13	8,900	8,308
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,195
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,102
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,003
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,445
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,165
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,138
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	4,900	5,019
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,703
Series 1999 B, 5.625% 7/15/21	2,010	2,014
Series 2008 B, 5.25% 7/15/23	1,000	1,118
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,250
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	$ 4,080	$ 4,113
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,132
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,404
Waller Independent School District:
5.5% 2/15/26	3,220	3,627
5.5% 2/15/33	4,160	4,552
5.5% 2/15/37	4,820	5,192
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,315
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,455
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,852
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,309
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	668
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,079
Series 2005, 5% 8/15/23	1,745	1,882
		563,248
Utah - 0.9%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,434
5% 8/15/18	2,500	2,697
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,314
Utah Gen. Oblig. Series 2009 C:
5% 7/1/16	5,000	5,796
5% 7/1/17	15,000	17,390
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,800
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,523
		43,954
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 1,200	$ 1,210
6.125% 12/1/27 (AMBAC Insured)	2,800	2,808
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,077
5% 12/1/14 (FSA Insured)	1,200	1,316
5% 12/1/15 (FSA Insured)	1,000	1,089
		7,500
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,474
5% 10/1/14	3,000	3,204
		6,678
Virginia - 0.6%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,755
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,257
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	13,476
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,145
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,660
		26,293
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,575
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,442
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,051
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	997
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	$ 1,300	$ 1,371
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,630
5.25% 1/1/11 (FSA Insured)	1,715	1,794
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,066
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,395
Series 2006 A, 5% 7/1/13	5,000	5,630
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	2,090
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,249
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,060
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,394
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,929
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,164
Series 2009, 5.25% 1/1/42	1,900	2,001
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,401
5% 12/1/19	1,385	1,522
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,096
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,415	$ 6,237
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,489
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,922
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (g)	3,000	3,144
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (g)	11,200	11,743
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,378
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15 (b)	2,500	2,689
5% 8/15/16 (b)	2,500	2,678
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,172
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,487
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,025
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,954
0% 7/1/10	2,250	2,244
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,801
		134,124
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	900
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	$ 1,400	$ 1,426
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,117
		7,077
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,595
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,462
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,047
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,061
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,182
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,961
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,120
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,120
Series 2003 A, 5.5% 8/15/14	1,775	1,813
Series 2006 A, 5% 8/15/12	4,795	4,871
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,776
		33,944
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,281
TOTAL MUNICIPAL BONDS (Cost $4,267,949)		4,391,525
Municipal Notes - 1.3%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	$ 11,610	$ 11,672
California Gen. Oblig. RAN Series A1, 3% 5/25/10	23,200	23,353
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	9,700	9,762
		44,787
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,878
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	2,653	2,666
TOTAL MUNICIPAL NOTES (Cost $58,020)		58,331
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.29% (d)(e) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $4,346,712)		4,470,599
NET OTHER ASSETS - 2.9%		132,934
NET ASSETS - 100%		$ 4,603,533
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 53
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,449,856	$ -	$ 4,449,856	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,470,599	$ 20,743	$ 4,449,856	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Health Care	12.9%
Special Tax	11.8%
Escrowed/Pre-Refunded	9.5%
Electric Utilities	8.5%
Transportation	7.2%
Others* (individually less than 5%)	13.4%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $2,359,000 of which $741,000 and $1,618,000 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,325,969)	$ 4,449,856
Fidelity Central Funds (cost $20,743)	20,743
Total Investments (cost $4,346,712)		$ 4,470,599
Cash		96,419
Receivable for fund shares sold		9,832
Interest receivable		56,155
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		14
Other receivables		17
Total assets		4,633,040

Liabilities
Payable for investments purchased Regular delivery	$ 3,383
Delayed delivery	14,343
Payable for fund shares redeemed	5,774
Distributions payable	3,492
Accrued management fee	1,128
Distribution fees payable	66
Other affiliated payables	1,154
Other payables and accrued expenses	167
Total liabilities		29,507

Net Assets		$ 4,603,533
Net Assets consist of:
Paid in capital		$ 4,482,154
Undistributed net investment income		248
Accumulated undistributed net realized gain (loss) on investments		(2,756)
Net unrealized appreciation (depreciation) on investments		123,887
Net Assets		$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,771 ÷ 10,410 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class T: Net Asset Value and redemption price per share ($11,516 ÷ 1,134 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class B: Net Asset Value and offering price per share ($3,261 ÷ 321 shares)A	$ 10.16

Class C: Net Asset Value and offering price per share ($48,643 ÷ 4,786 shares)A	$ 10.16

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,774,792 ÷ 371,724 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($659,550 ÷ 64,860 shares)	$ 10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Interest		$ 150,834
Income from Fidelity Central Funds		53
Total income		150,887

Expenses
Management fee	$ 11,349
Transfer agent fees	3,359
Distribution fees	562
Accounting fees and expenses	601
Custodian fees and expenses	51
Independent trustees' compensation	13
Registration fees	407
Audit	61
Legal	11
Miscellaneous	183
Total expenses before reductions	16,597
Expense reductions	(108)	16,489
Net investment income		134,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,927)
Change in net unrealized appreciation (depreciation) on investment securities		169,227
Net gain (loss)		167,300
Net increase (decrease) in net assets resulting from operations		$ 301,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 134,398	$ 97,757
Net realized gain (loss)	(1,927)	(749)
Change in net unrealized appreciation (depreciation)	169,227	(81,765)
Net increase (decrease) in net assets resulting from operations	301,698	15,243
Distributions to shareholders from net investment income	(134,341)	(97,725)
Distributions to shareholders from net realized gain	-	(448)
Total distributions	(134,341)	(98,173)
Share transactions - net increase (decrease)	1,420,712	1,015,683
Redemption fees	119	140
Total increase (decrease) in net assets	1,588,188	932,893

Net Assets
Beginning of period	3,015,345	2,082,452
End of period (including undistributed net investment income of $248 and undistributed net investment income of $191, respectively)	$ 4,603,533	$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.325	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.482	(.277)	.005	.003	.051
Total from investment operations	.807	.067	.362	.368	.111
Distributions from net investment income	(.327)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.327)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	8.43%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net AssetsF,I
Expenses before reductions	.71%	.68%	.68%	.63%	.61%A
Expenses net of fee waivers, if any	.71%	.68%	.68%	.63%	.61%A
Expenses net of all reductions	.71%	.61%	.61%	.50%	.60%A
Net investment income	3.25%	3.55%	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,771	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.328	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.481	(.279)	.006	.004	.059
Total from investment operations	.809	.068	.361	.362	.109
Distributions from net investment income	(.329)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.329)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	8.46%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net AssetsF,I
Expenses before reductions	.69%	.68%	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.69%	.68%	.68%	.68%	.78%A
Expenses net of all reductions	.68%	.63%	.63%	.59%	.76%A
Net investment income	3.28%	3.53%	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,516	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.261	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.481	(.278)	.003	.002	.051
Total from investment operations	.742	-	.292	.296	.098
Distributions from net investment income	(.262)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.262)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	7.73%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.35%	1.37%	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.35%	1.37%	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.35%	1.31%	1.30%	1.25%	1.35%A
Net investment income	2.61%	2.85%	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,261	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.252	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.480	(.290)	.004	.012	.051
Total from investment operations	.732	(.019)	.287	.297	.097
Distributions from net investment income	(.252)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.252)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total ReturnB,C,D	7.63%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.45%	1.45%	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.45%	1.45%	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.45%	1.39%	1.35%	1.34%	1.45%A
Net investment income	2.52%	2.78%	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,643	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Income from Investment Operations
Net investment incomeB	.355	.372	.381	.385	.385
Net realized and unrealized gain (loss)	.472	(.278)	.006	.002	(.131)
Total from investment operations	.827	.094	.387	.387	.254
Distributions from net investment income	(.357)	(.373)	(.382)	(.384)	(.384)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.050)
Total distributions	(.357)	(.375)	(.397)	(.387)	(.434)
Redemption fees added to paid in capitalB	-F	.001	-F	-F	-F
Net asset value, end of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnA	8.65%	.96%	3.97%	3.97%	2.56%
Ratios to Average Net AssetsC,E
Expenses before reductions	.41%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.41%	.42%	.42%	.43%	.42%
Expenses net of all reductions	.41%	.38%	.37%	.34%	.36%
Net investment income	3.55%	3.79%	3.85%	3.88%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 3,775	$ 2,694	$ 2,013	$ 2,026	$ 1,941
Portfolio turnover rateD	5%	8%	18%	24%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeD	.351	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.481	(.276)	.006	.014	.052
Total from investment operations	.832	.093	.384	.396	.113
Distributions from net investment income	(.352)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.352)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capitalD	-I	.001	-I	-I	-I
Net asset value, end of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total ReturnB.C	8.69%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net AssetsE,H
Expenses before reductions	.47%	.43%	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.47%	.43%	.44%	.49%	.48%A
Expenses net of all reductions	.46%	.36%	.39%	.36%	.47%A
Net investment income	3.50%	3.80%	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 659,550	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rateF	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Money Markets Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions, and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 141,722,425
Gross unrealized depreciation	(17,611,679)
Net unrealized appreciation (depreciation)	$ 124,110,746

Tax Cost	$ 4,346,488,726

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 25,893
Capital loss carryforward	$ (2,359,112)
Net unrealized appreciation (depreciation)	$ 124,110,746

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 134,341,169	$ 97,725,052
Ordinary Income	-	448,074
Total	$ 134,341,169	$ 98,173,126

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,546,191,346 and $182,221,555, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .30% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 193,238	$ 34,230
Class T	-%	.25%	27,890	484
Class B	.65%	.25%	23,667	17,194
Class C	.75%	.25%	316,709	215,684
			$ 561,504	$ 267,592

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66,889
Class T	3,842
Class B*	7,415
Class C*	16,655
$ 94,801

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 100,006.13
Class T	11,516.10
Class B	3,236.12
Class C	37,517.12
Intermediate Municipal Income	2,641,159.08
Institutional Class	565,848.13
	$ 3,359,282

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,539 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $50,807 and $56,780 respectively.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 2,491,956	$ 652,391
Class T	366,253	219,437
Class B	68,139	23,358
Class C	782,050	235,783
Intermediate Municipal Income	115,997,749	92,047,171
Institutional Class	14,635,022	4,546,912
Total	$ 134,341,169	$ 97,725,052
From net realized gain
Class A	$ -	$ 1,433
Class T	-	1,131
Class B	-	116
Class C	-	845
Intermediate Municipal Income	-	432,565
Institutional Class	-	11,984
Total	$ -	$ 448,074

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	8,099,526	4,505,501	$ 81,130,573	$ 43,996,512
Reinvestment of distributions	182,288	55,413	1,830,974	540,757
Shares redeemed	(2,349,668)	(706,493)	(23,608,841)	(6,832,557)
Net increase (decrease)	5,932,146	3,854,421	$ 59,352,706	$ 37,704,712
Class T
Shares sold	484,465	532,466	$ 4,826,668	$ 5,180,226
Reinvestment of distributions	27,497	16,435	275,473	161,075
Shares redeemed	(295,668)	(161,487)	(2,970,099)	(1,557,092)
Net increase (decrease)	216,294	387,414	$ 2,132,042	$ 3,784,209
Class B
Shares sold	227,416	127,114	$ 2,268,300	$ 1,249,257
Reinvestment of distributions	3,242	1,393	32,546	13,635
Shares redeemed	(54,719)	(38,384)	(550,656)	(381,248)
Net increase (decrease)	175,939	90,123	$ 1,750,190	$ 881,644

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class C
Shares sold	3,787,098	1,487,099	$ 37,982,193	$ 14,542,452
Reinvestment of distributions	44,152	13,363	444,253	130,558
Shares redeemed	(623,933)	(263,093)	(6,247,315)	(2,540,494)
Net increase (decrease)	3,207,317	1,237,369	$ 32,179,131	$ 12,132,516
Intermediate Municipal Income
Shares sold	184,098,343	153,563,928	$ 1,841,939,859	$ 1,507,415,406
Reinvestment of distributions	8,388,027	6,914,479	84,106,940	67,815,139
Shares redeemed	(99,153,418)	(84,220,199)	(990,733,666)	(818,304,848)
Net increase (decrease)	93,332,952	76,258,208	$ 935,313,133	$ 756,925,697
Institutional Class
Shares sold	51,268,566	28,833,283	$ 514,856,932	$ 282,851,031
Reinvestment of distributions	996,959	280,894	10,043,690	2,744,308
Shares redeemed	(13,500,147)	(8,422,717)	(134,915,037)	(81,341,689)
Net increase (decrease)	38,765,378	20,691,460	$ 389,985,585	$ 204,253,650

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 5.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Intermediate Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report
Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LIM-UANN-0210
1.787736.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2009

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	4.09%	2.95%	4.73%
Class T (incl. 4.00% sales charge) B	4.13%	2.94%	4.72%
Class B (incl. contingent deferred sales charge) C	2.73%	2.84%	4.85%
Class C (incl. contingent deferred sales charge) D	6.63%	3.13%	4.82%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 31, 2005. Returns between October 31, 2005 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 31, 2005 are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Fidelity Intermediate Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on December 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Class A took place on October 31, 2005. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class shares returned 8.43%, 8.46%, 7.73% and 7.63%, respectively (excluding sales charges). Meanwhile, the Barclays Capital 1-17 Year Municipal Bond Index returned 8.88%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds - specifically those with maturities of 18 years and longer - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned 8.69% and the Barclays Capital 1-17 Year Municipal Bond Index returned 8.88%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which in, turn, was sparked by very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bond - specifically those with maturities of 18 years and longer - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	.70%
Actual		$ 1,000.00	$ 1,042.70	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.68%
Actual		$ 1,000.00	$ 1,042.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class B	1.34%
Actual		$ 1,000.00	$ 1,039.40	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class C	1.44%
Actual		$ 1,000.00	$ 1,037.80	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Intermediate Municipal Income	.41%
Actual		$ 1,000.00	$ 1,043.30	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09
Institutional Class	.47%
Actual		$ 1,000.00	$ 1,043.90	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.2	14.1
California	14.0	12.6
Texas	12.2	13.4
Illinois	9.2	10.1
Florida	6.9	6.7
Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	36.0
Health Care	12.9	12.9
Special Tax	11.8	11.6
Escrowed/Pre-Refunded	9.5	9.3
Electric Utilities	8.5	9.3
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	5.6	6.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 11.6%	AAA 10.7%
AA,A 69.8%	AA,A 75.6%
BBB 10.9%	BBB 7.8%
BB and Below 0.3%	BB and Below 0.4%
Not Rated 3.0%	Not Rated 3.2%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,140
Series 2005 A2, 5% 6/1/12	1,500	1,605
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (g)	2,125	2,272
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,315
Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,285
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,783
5.5% 1/1/22	2,300	2,023
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,241
		22,664
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	3,005
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,676
		8,681
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	500
5% 1/1/11	1,000	1,032
5% 1/1/12	1,200	1,266
Series 2008 D:
5.5% 1/1/38	6,300	6,373
6% 1/1/27	1,400	1,501
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,523
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,459
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 2,600	$ 2,692
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (f)	2,250	2,351
5.5% 7/1/12 (f)	2,450	2,643
5.5% 7/1/13 (f)	1,005	1,094
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,148
Series 2009 A:
5% 7/1/14	1,500	1,680
5% 7/1/18	7,665	8,539
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,019
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,398
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,119
		60,487
California - 13.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,771
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,800	2,953
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,374
5.5% 5/1/15	2,600	2,845
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,234
5.25% 7/1/12	1,210	1,319
5.25% 7/1/13	7,000	7,787
5.25% 7/1/14	9,400	10,567
Series 2008 A, 5% 1/1/11	4,200	4,364
Series 2009 A:
5% 7/1/15	8,990	9,834
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	6,210	7,188
5.25% 1/1/11	75	78
5.25% 1/1/11 (Escrowed to Maturity) (g)	625	656
5.25% 7/1/13 (Escrowed to Maturity) (g)	5,000	5,721
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 5,896
5.25% 7/1/14	10,245	11,517
5.25% 7/1/14 (Escrowed to Maturity) (g)	2,995	3,499
Series A, 5% 7/1/18	5,900	6,317
Series B, 5%, tender 7/1/14 (c)	6,840	7,479
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,329
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	94
5% 10/1/13	1,550	1,705
5% 3/1/15	2,415	2,652
5% 8/1/16	6,070	6,559
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,818
5% 3/1/26	2,200	2,147
5% 6/1/27 (AMBAC Insured)	1,800	1,741
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,760
5.125% 11/1/24	1,900	1,903
5.125% 2/1/26	1,200	1,188
5.25% 2/1/11	1,650	1,723
5.25% 3/1/12	2,210	2,376
5.25% 2/1/15	5,000	5,403
5.25% 2/1/16	8,500	9,077
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,605
5.25% 2/1/28	3,400	3,376
5.25% 2/1/33	6,100	5,825
5.25% 12/1/33	110	105
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,788
5.25% 4/1/34	30	28
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,678
5.25% 3/1/38	8,570	8,055
5.5% 3/1/11	8,500	8,928
5.5% 4/1/13	1,400	1,550
5.5% 4/1/13 (AMBAC Insured)	1,000	1,107
5.5% 8/1/29	13,900	13,965
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,515
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,025	11,818
5.5% 8/1/30	10,000	10,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 21,355	$ 21,074
6% 4/1/38	3,600	3,669
6% 11/1/39	34,000	34,781
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,553
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,178
Series 2008 L, 5.125% 7/1/22	3,800	3,844
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,279
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,593
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,963
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,302
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	9,095
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	12,836	8,184
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,132
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	3,400	3,525
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,942
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,638
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,861
(Various Cap. Projs.):
Series 2009 G1:
5.25% 10/1/17	15,275	15,793
5.75% 10/1/30	2,100	2,067
Series 2009 I, 6.125% 11/1/29	1,300	1,314
Series 2005 K, 5% 11/1/16	7,195	7,407
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	$ 5,000	$ 5,487
5.75% 11/1/28	5,000	5,400
5% 11/1/14 (FSA Insured)	1,000	1,134
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	4,900	5,087
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	4,070
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,046
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	655
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,498
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,773
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,980
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,427
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,573
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	985
5.75% 1/15/40	1,600	1,454
5.875% 1/15/27	1,000	967
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,348
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,398
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	$ 1,425	$ 1,429
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	23,018
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,610
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (f)	1,660	1,660
5% 1/1/11 (FSA Insured) (f)	1,740	1,771
5% 1/1/12 (FSA Insured) (f)	1,835	1,912
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,584
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,412
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	1,215	1,268
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,859
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,248
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,570
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,479
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,021
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,651
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,230
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	770
5.25% 7/1/21	700	770
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,605
6.5% 8/1/28	2,750	3,205
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,465
5.25% 8/1/26	2,200	2,131
Series 2009 B, 5% 8/1/18	7,355	7,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	$ 1,620	$ 1,661
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,496
5% 5/15/22	2,000	2,147
Series 2009 B, 5% 5/15/12	500	540
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,463
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,419
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,198
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,195
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,096
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,760
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,897
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,901
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	756
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,428
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,717
		600,274
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,835
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,064
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	$ 11,100	$ 6,619
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,227
5% 11/15/12 (Escrowed to Maturity) (g)	120	133
5% 11/15/14	1,105	1,195
5% 11/15/14 (Escrowed to Maturity) (g)	60	69
Series 2006 F:
5% 11/15/13	395	428
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,013
5% 11/15/14	420	454
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,077
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,002
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	642
5% 7/1/12	675	666
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,849
Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	5,851
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,651
0% 10/1/22 (Escrowed to Maturity) (g)	25,700	15,193
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,372
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,315
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,195
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,195
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,002
		62,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	$ 5,600	$ 6,444
Series 2009 1:
5% 2/1/14	10,000	11,238
5% 2/1/15	10,000	11,264
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,120
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,317
		32,383
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,091
District of Columbia Gen. Oblig.:
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,020
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,221
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,318
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,081
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,709
5% 4/1/14	2,000	2,170
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,502
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,799
		26,135
Florida - 6.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,000	$ 15,605
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,255
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,485
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,576
5% 12/1/11	2,695	2,878
5% 12/1/12	3,880	4,256
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,856
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,272
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	22,061
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,871
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,813
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	715
Series 2008 A, 5.375% 7/1/28	3,375	3,691
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,111
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,716
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	6,500	7,136
Series 2002, 3.95%, tender 9/1/12 (c)	8,150	8,436
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,764
Series B:
5% 11/15/17	1,050	1,101
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	172
Series G:
5% 11/15/12	965	1,038
5% 11/15/12 (Escrowed to Maturity) (g)	35	39
5% 11/15/13	1,545	1,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/13 (Escrowed to Maturity) (g)	$ 55	$ 62
Series 2005 I:
5% 11/15/17	2,600	2,738
5% 11/15/18	2,000	2,093
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,005
Series 2008 B, 6% 11/15/37	12,000	12,359
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,850
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	3,934
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,069
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,038
5% 9/1/22	2,270	2,488
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,700
5% 10/1/14	7,000	7,658
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,065
4% 10/1/11	2,105	2,216
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,025
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,415
5% 11/15/14	2,485	2,628
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,755
5.25% 6/1/24	3,850	3,942
5.25% 6/1/25	4,050	4,130
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	587
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,405
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,500	$ 2,590
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,445
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,262
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,924
5% 8/1/15 (AMBAC Insured)	5,990	6,419
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,743
5.25% 10/1/20 (FSA Insured)	5,000	5,454
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,894
5.75% 10/1/43	1,850	1,900
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,592
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	3,260	3,629
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,637
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,970
5% 11/1/14 (FSA Insured)	1,825	1,954
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,066
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,775
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,069
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	$ 5,200	$ 5,383
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,045
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,492
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,104
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39 (b)	2,700	2,692
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,729
		307,185
Georgia - 2.9%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,250
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,297
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,230
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,680
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	12,314
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	7,015	4,338
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,316
5% 11/1/18	6,000	6,502
5% 11/1/19	3,000	3,234
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,370
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,417
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (g)	$ 35	$ 41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,775
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,499
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	588
5% 9/15/14	715	747
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,375
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	7,079
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,396
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,330
5.25% 1/1/20	1,625	1,808
Series 2009 B, 5% 1/1/16 (b)	2,500	2,765
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,460
5% 10/1/13	1,450	1,592
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,801
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	1,017
		132,551
Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,827
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series 2009 DR:
5% 6/1/18	$ 5,785	$ 6,615
5% 6/1/19	15,755	17,946
		43,780
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,920
6.75% 11/1/37	2,600	2,823
		5,743
Illinois - 9.2%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,714
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	936
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,380
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,448
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	767
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,839
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,393
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,606
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,236
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,642
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,425
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	797
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	391
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	404
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,464
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,124
5.25% 1/1/29 (FSA Insured)	190	199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	$ 910	$ 1,050
Series 2006 A, 5% 1/1/23	10,975	11,656
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (f)	4,795	4,795
5.5% 1/1/11 (f)	10,000	10,121
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,350
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,057
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,177
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,873
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	380
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,362
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,692
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,552
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,056
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	3,012
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,820
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,186
5% 6/1/12	3,645	3,916
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,962
Series 2008, 5.25% 11/1/33	4,500	4,750
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,839
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	$ 3,275	$ 3,240
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,176
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	637
Series 2009 D, 5% 11/15/17	3,000	3,324
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,128
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,070
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,999
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,889
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,057
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	3,500	3,526
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,503
5.5% 5/1/13 (FGIC Insured)	1,000	1,118
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,114
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,268
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	13,900	7,832
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,682
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	929
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,423
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,700
5.25% 10/1/14	2,290	2,409
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	5,900	5,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	$ 4,000	$ 4,155
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,842
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,836
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,118
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,229
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,825
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,260
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,959
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,495	3,534
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,716
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,981
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	827
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,179
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,380
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,097
First Series, 5.5% 8/1/10	1,400	1,438
Series 2000:
5.5% 4/1/17	2,600	2,623
5.6% 4/1/21	2,800	2,823
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,098
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,422
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2002:
5.5% 4/1/16 (FSA Insured)	$ 1,000	$ 1,077
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,301
Series 2009, 4% 4/26/10	35,000	35,380
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	5,000	5,167
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,651
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,928
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,633
Series W, 5% 6/15/13	3,430	3,436
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,678
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	37,076
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	3,963
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,767
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,204
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,076
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	860	740
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,847
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,084
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,170
0% 12/1/14 (FSA Insured)	5,180	4,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series 1996 C:
0% 12/1/15 (FSA Insured)	$ 3,810	$ 3,196
Series D, 0% 12/1/10 (FSA Insured)	3,380	3,344
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,612
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,204
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	7,660
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,536
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,280
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	822
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,824
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,024
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,442
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,633
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,315
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,067
5% 10/1/19	1,475	1,536
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,364
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,922
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,001
0% 4/1/14	3,500	3,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	$ 4,700	$ 3,271
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,423
0% 11/1/16 (FSA Insured)	4,000	3,057
0% 11/1/17 (FSA Insured)	1,300	934
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	868
		421,553
Indiana - 2.6%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,092
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,289
5% 1/10/14 (FSA Insured)	1,180	1,342
5% 7/10/14 (FSA Insured)	1,215	1,391
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,503
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,789
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,074
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,397
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,861
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,423
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,946
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,169
5.25% 7/15/16 (FSA Insured)	2,095	2,428
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,442
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 4,242
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,378
5% 12/1/17	855	911
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	7,982
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,943
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,167
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,244
0% 12/1/17 (AMBAC Insured)	1,470	1,072
0% 6/1/18 (AMBAC Insured)	1,740	1,229
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,545	3,545
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,179
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,630
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,229
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,214
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,377
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,401
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,788
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,531
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,115
5% 7/1/22	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 2,000	$ 2,037
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,909
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,585
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,224
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,804
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,957
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,102
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,670
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,528
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,077
		120,990
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,773
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,886
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,041
		9,700
Kansas - 0.7%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,819
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	301
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,234
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Rev.: - continued
Series 2002 II:
5.5% 11/1/19	$ 1,000	$ 1,085
5.5% 11/1/20	1,000	1,080
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,053
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,700	15,836
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,603
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,341
		33,160
Kentucky - 1.0%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,478
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,645	1,655
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,383
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,024
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,792
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,671
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,393
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,781
		44,177
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,074
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	$ 5,000	$ 5,266
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,094
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,259
5% 7/1/15	2,740	2,915
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,908
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,768
0% 9/1/13 (AMBAC Insured)	1,400	1,156
		22,327
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,604
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,874
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,229
5.25% 7/1/32 (AMBAC Insured)	2,080	2,198
6% 7/1/38	1,800	2,010
		12,915
Maryland - 1.3%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	17,955
Second Series B, 5% 8/15/20	18,180	21,096
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,855
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,344
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,287
4% 7/1/11 (AMBAC Insured)	1,000	1,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/11	$ 2,000	$ 2,066
5% 7/1/12	1,000	1,072
5% 7/1/17	1,190	1,263
5% 7/1/18	2,500	2,622
Series 2010, 5.125% 7/1/39 (b)	3,600	3,543
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,351
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	601
5% 4/1/16	1,665	1,879
		60,957
Massachusetts - 3.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,873
5% 5/15/21	6,885	7,656
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,216
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,240
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	264
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	746
5% 1/1/13	750	784
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,402
5% 7/1/19	1,150	1,307
5% 7/1/20	1,245	1,382
5% 7/1/21	1,840	2,031
Series Q2:
5% 7/1/18	1,650	1,851
5% 7/1/19	1,635	1,858
5% 7/1/20	1,780	1,976
5% 7/1/21	1,935	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	$ 1,315	$ 1,355
6.375% 8/1/15	2,460	2,530
6.375% 8/1/16	2,570	2,641
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(f)	3,000	3,160
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,211
5.75% 6/15/13	3,000	3,118
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	11,400	12,627
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,229
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	2,034
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,722
Series 2007 B, 5% 11/1/15	7,000	8,040
Series 2007 C:
5.25% 8/1/22	3,300	3,714
5.25% 8/1/23	1,600	1,790
5.25% 8/1/24	4,000	4,456
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,330
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,195
5%, tender 7/1/15 (c)	7,000	7,452
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,845
5.125% 7/1/38	1,500	1,364
Series 2008 E2:
5% 7/1/10	3,825	3,859
5% 7/1/11	3,000	3,085
5% 7/1/12	2,075	2,151
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,800	1,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 T1, 4.125%, tender 2/16/12 (c)	$ 2,900	$ 2,990
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,020
5% 7/1/21	4,700	4,988
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	979
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	944
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,557
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,935
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		137,927
Michigan - 2.4%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,142
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,045
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,231
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,139
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,488
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,017
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,510
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,287
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,903
Series 2006 D, 0.794% 7/1/32 (c)	5,550	4,288
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,600	$ 2,850
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,241
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,392
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,409
5% 12/1/15	665	720
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,861
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,571
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,828
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	160	174
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,022
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,735
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,018
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,265
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,024
5.5% 3/1/17	1,885	1,919
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,988
Series 2008 A:
5% 5/15/10	870	880
5% 5/15/11	1,100	1,139
5% 5/15/12	1,250	1,312
5% 5/15/13	1,500	1,582
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	2,003
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	$ 3,115	$ 3,272
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,163
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,116
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,042
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,324
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,062
4% 1/1/14	1,100	1,177
5% 1/1/15	1,585	1,763
		110,192
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	582
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,069
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,341
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13 (Pre-Refunded to 2/1/10 @ 100) (g)	2,445	2,453
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	411
5% 5/15/13	395	408
5% 5/15/14	250	258
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,473
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,585
5.5% 7/1/18	1,400	1,463
		12,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	$ 1,275	$ 1,298
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,044
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,745
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,358
5% 8/15/13	1,500	1,553
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,327
		11,325
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,063
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,123
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,091
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,063
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,458
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,504
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,544
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,063
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,995
		14,904
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	$ 1,500	$ 1,489
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,062
Series 2008 E, 5% 7/1/11	5,000	5,260
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,474
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,109
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,598
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,057
5% 7/1/14	1,000	1,047
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,464
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,376
		26,936
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,400	2,401
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,147
		3,548
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,682
Series 2005 B:
5% 2/15/13	2,210	2,210
5.25% 2/15/10	1,925	1,927
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,641
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,090
5.25% 6/15/21	4,500	4,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.25% 6/15/22	$ 10,585	$ 11,223
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,711
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,459
Series 2005 O:
5.125% 3/1/28	2,000	2,062
5.25% 3/1/15	3,000	3,370
5.25% 3/1/21	6,500	6,962
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,285
5.25% 3/1/23	1,500	1,599
5.25% 3/1/24	5,550	5,891
5.25% 3/1/25	4,200	4,436
5.25% 3/1/26	4,700	4,911
Series 2005 P, 5.125% 9/1/28	1,100	1,138
Series 2008 Y:
5% 9/1/10	1,000	1,029
5% 9/1/11	1,000	1,062
5% 9/1/12	2,545	2,788
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,619
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,206
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,423
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,585
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,773
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,071
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,407
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,066
		97,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.6%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	$ 4,080	$ 4,095
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,344
4% 9/1/16	3,000	3,180
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,147
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,173
5% 5/15/19 (FSA Insured)	3,420	3,786
5% 5/15/20 (FSA Insured)	2,585	2,844
5% 5/15/21 (FSA Insured)	2,725	2,985
		27,554
New York - 14.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,166
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,998
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,136
5.75% 5/1/22	2,240	2,389
Series 2004:
5.75% 5/1/17	2,895	3,175
5.75% 5/1/19 (FSA Insured)	5,590	6,041
5.75% 5/1/22 (FSA Insured)	8,525	9,177
5.75% 5/1/25 (FSA Insured)	1,715	1,842
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,633
5% 6/1/11	1,075	1,128
Series 2008 A, 6% 5/1/33	6,000	6,732
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,729
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	160
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series 2002 A1, 5.25% 11/1/14	600	648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2002 C, 5.5% 8/1/13	$ 2,000	$ 2,226
Series 2003 J, 5.5% 6/1/19	2,315	2,498
Series 2005 F1, 5.25% 9/1/14	3,600	4,085
Series 2005 G, 5% 8/1/14	6,500	7,299
Series 2005 J, 5% 3/1/12	3,020	3,258
Series 2005 K, 5% 8/1/11	3,485	3,714
Series 2008 A1, 5.25% 8/15/21	11,000	12,085
Series 2008 E, 5% 8/1/13	11,760	13,103
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,274
Series 2010 C, 5% 8/1/14	10,000	11,229
Series 2010 E, 5% 8/1/16	5,000	5,589
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,300
5% 6/15/39	1,600	1,637
Series FF 2, 5.5% 6/15/40	800	873
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,763
Series 2009 S3, 5.25% 1/15/34	20,000	20,861
Series 2009 S4, 5.75% 1/15/39	6,400	6,934
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,916
6% 11/1/28 (a)	40,925	44,333
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,968
Series 2007 C1, 5% 11/1/13	11,050	12,564
Series 2010 B, 5% 11/1/20	37,195	41,664
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,339
5% 3/15/18	10,515	11,950
5% 3/15/19	11,040	12,461
Series 2009 A, 5% 2/15/34	4,200	4,368
Series 2009 D, 5% 6/15/13	28,070	31,544
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,745
Series A:
5.75% 7/1/13	3,400	3,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,100	$ 1,185
Series C, 7.5% 7/1/10	1,160	1,197
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,235
5% 2/15/11	2,720	2,854
5% 2/15/12	6,855	7,357
5% 2/15/13	6,545	7,204
5% 8/15/13	7,390	8,251
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,659
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	889
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,840
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,138
Series 2009 A:
5% 7/1/20	5,000	5,416
5% 7/1/21	12,335	13,301
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	17,600	20,082
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,770
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,851
Series 2005 C, 5.25% 11/15/14	1,000	1,133
Series 2008 A, 5.25% 11/15/36	8,800	8,981
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,324
Series 2008 C, 6.5% 11/15/28	11,300	12,989
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,336
5.25% 1/1/27	5,000	5,287
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,283
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,801
5% 4/1/14	1,500	1,690
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	$ 5,745	$ 6,130
Series 2008 D, 5% 1/1/13	9,500	10,406
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	3,000	2,954
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,025	7,638
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,308
5.25% 6/1/22 (AMBAC Insured)	9,450	9,895
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,217
5.5% 6/1/16	20,000	20,302
5.5% 6/1/17	1,900	1,973
5.5% 6/1/19	1,000	1,063
Series 2003B 1C:
5.5% 6/1/14	3,900	3,905
5.5% 6/1/15	4,900	4,982
5.5% 6/1/16	1,600	1,677
5.5% 6/1/17	7,950	8,256
5.5% 6/1/18	17,165	18,152
5.5% 6/1/19	4,700	4,997
5.5% 6/1/20	800	849
5.5% 6/1/22	600	633
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,079
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,627
		652,426
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,223
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,277
		5,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	$ 1,580	$ 1,721
5.25% 6/1/20 (AMBAC Insured)	1,520	1,614
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	2,245	2,571
5% 3/1/19	3,000	3,425
5% 3/1/20	3,500	3,931
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,274
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,335
5% 11/1/12 (FSA Insured)	1,300	1,407
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,528
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	1,000	1,010
Series 2003 A, 5.5% 1/1/11	1,725	1,795
Series 2003 C, 5.25% 1/1/10	2,630	2,630
Series 2003 D, 5.375% 1/1/10	3,360	3,360
Series 2009 B:
5% 1/1/15	1,250	1,382
5% 1/1/16	3,000	3,314
5% 1/1/20	2,110	2,230
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,569
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,373
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,736
		40,205
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,828
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,029
5% 7/1/14	1,000	1,017
		5,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	$ 1,690	$ 1,739
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,608
6% 6/1/42	1,500	1,159
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,485
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,149
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,154
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,100	1,137
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,795
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,448
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,539
5% 10/1/22	2,000	2,214
5% 10/1/23	3,000	3,303
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,137
5.5% 1/1/43	1,500	1,534
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,516
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	15,000	16,573
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,083
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	510
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	$ 1,220	$ 1,275
5.75% 12/1/35	5,200	5,124
		64,569
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	979
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,109
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,888
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	837
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,341
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,672
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,308
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,594
5% 8/15/13	1,260	1,354
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,717
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,480
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,091
5% 12/15/14	850	933
		31,303
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,500	$ 3,658
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,210	1,254
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,690
Series 2008 B:
5% 6/15/11	1,800	1,885
5% 6/15/12	2,000	2,130
5% 6/15/13	2,000	2,150
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,346
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,423
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,449
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,109
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,120
5% 12/15/13	1,155	1,145
Series 2006 B, 5% 12/15/13	3,115	3,087
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	346
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	425
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,967
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,610
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,968
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,704
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,317
Series 2009 A, 5% 6/1/17	2,925	3,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	$ 1,300	$ 1,334
6.5% 11/1/16 (f)	1,100	1,137
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,300	2,308
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,641
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (g)	1,745	2,037
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,742
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,287
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,098
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,042
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,684
Series 2008 B1, 5.5% 6/1/33	8,500	8,931
Series 2009 B, 5% 12/1/16	12,500	14,131
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,796
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	2,998
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,028
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,043
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,900
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,552
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	710
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	$ 3,000	$ 3,261
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,040
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,011
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,612
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,941
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,504
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,135
		156,915
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,834
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,188
		17,022
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,157
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	657
		2,814
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,826
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,423
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,647
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,757
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,360	$ 1,512
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	707
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	755
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,178
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	986
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	5,950
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,000	2,276
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,496
Series 2005 B, 5% 1/1/10	3,000	3,000
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,265
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,506
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,973
		33,257
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,078
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,192
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,431
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	403
5.25% 11/1/18	1,000	1,076
		8,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	$ 5,000	$ 5,103
5% 12/15/11	3,270	3,384
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,541
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,372
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,313
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,848
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,803
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,934
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,206
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,712
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,355
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,301
		68,872
Texas - 12.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,915
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,394
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	812
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,641
6% 1/1/18	1,000	916
6% 1/1/19	1,335	1,205
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,200	$ 5,165
0% 11/15/12 (AMBAC Insured)	5,645	5,324
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,416
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,167
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,803
Series 2009 A:
5% 11/15/14	2,315	2,649
5% 11/15/17	1,375	1,566
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,159
5.25% 2/15/42	6,000	6,308
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,378
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,239
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,312
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,367
5.375% 5/1/17 (FSA Insured)	195	207
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	4,036
Series 2003, 5% 2/15/10	1,200	1,206
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,338
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,869
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,171
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,607
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,836
5% 8/15/13	9,575	10,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
Series 2003:
5.5% 8/15/18	$ 190	$ 204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	908
Series 2008, 5% 8/15/21	1,310	1,465
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,576
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,620
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,660
Series A, 0% 2/15/16	3,640	2,989
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/48	19,160	20,233
5% 12/1/36	7,100	7,368
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,913
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,564
5% 11/1/16	3,000	3,324
5% 11/1/21	1,500	1,588
Series 2009, 5% 11/1/19	1,000	1,092
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,148
Series 2008, 6.375% 2/15/34	1,300	1,494
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,418
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,601
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,633
Series 2009:
5% 2/15/17	1,220	1,390
5% 2/15/22	8,920	9,889
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,099
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,087
Garland Independent School District:
Series 2001, 5.5% 2/15/12	35	35
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Independent School District: - continued
5.5% 2/15/12 (Pre-Refunded to 2/15/10 @ 100) (g)	$ 2,145	$ 2,157
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,260
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,550
5% 2/15/14	1,745	1,959
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,017
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,343
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	4,931
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,270
5% 8/15/18	1,000	1,131
5.25% 8/15/47	9,740	10,101
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,576
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,696
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,101
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,256
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Series A, 5.5% 7/1/39	6,000	6,273
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,261
Series A, 0% 8/15/11	13,740	13,474
0% 8/15/10 (AMBAC Insured)	2,200	2,193
0% 8/15/15	2,000	1,750
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2007 B, 5% 11/15/18 (FGIC Insured)	$ 2,500	$ 2,714
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,573
0% 12/1/11 (AMBAC Insured)	8,250	8,026
Humble Independent School District:
Series 2000:
0% 2/15/10	2,320	2,319
0% 2/15/16	1,250	1,040
0% 2/15/17	1,400	1,109
Series 2009, 4% 2/15/14	410	447
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,909
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,160
5% 9/15/18	1,890	2,163
5% 9/15/21	2,340	2,614
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	856
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,529
0% 8/15/17	1,020	788
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,576
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,645
5% 8/1/14	5,110	5,863
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,571
Longview Independent School District 5% 2/15/20	1,000	1,088
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,700
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,205
5.25% 5/15/21	2,405	2,489
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,116
Mansfield Independent School District:
5.5% 2/15/13	230	242
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,422
5.5% 2/15/14	330	346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	$ 1,950	$ 2,062
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,762
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	904
5.5% 2/15/19	370	380
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,284
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,278
Midway Independent School District Series 2000, 0% 8/15/19	1,400	964
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	552
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,846
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,570
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,296
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,197
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,931
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 6/1/24	2,100	2,291
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,273
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	1,100	1,262
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,364
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District: - continued
Series 2001:
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	$ 1,220	$ 1,290
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	560
Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,129
Series A:
5.25% 2/15/17	725	772
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,467
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,807
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,061
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	517
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,712
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,478
Series 2007, 5.375% 8/15/33	7,340	7,886
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,234
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,121
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,072
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,126
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,478
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,116
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,172
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	$ 870	$ 887
Series 2002:
5.375% 2/1/17	3,495	3,758
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,732
Series 2006 A, 5% 2/1/22	2,035	2,190
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,936
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,074
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	724
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,561
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,261
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (c)	7,500	7,516
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,411
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,244
Series 2009:
5% 10/1/19	3,045	3,440
5% 10/1/20	2,180	2,434
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,112
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,723
5.375% 2/1/18	480	498
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,280
5% 11/15/14	2,005	2,194
5% 11/15/15	1,880	2,053
5.75% 11/15/24	4,700	4,984
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	1,000	1,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,766
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,923
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (f)	1,915	1,965
Series 2008:
5% 10/1/12	3,500	3,881
5% 4/1/13	1,000	1,120
Series 2009 A:
5% 10/1/17	3,660	4,211
5% 10/1/18	3,950	4,540
5% 10/1/19	5,500	6,288
0% 10/1/13	8,900	8,308
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,195
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,102
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,003
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,445
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,165
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,138
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	4,900	5,019
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,703
Series 1999 B, 5.625% 7/15/21	2,010	2,014
Series 2008 B, 5.25% 7/15/23	1,000	1,118
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,250
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	$ 4,080	$ 4,113
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,132
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,404
Waller Independent School District:
5.5% 2/15/26	3,220	3,627
5.5% 2/15/33	4,160	4,552
5.5% 2/15/37	4,820	5,192
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,315
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,455
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,852
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,309
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	668
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,079
Series 2005, 5% 8/15/23	1,745	1,882
		563,248
Utah - 0.9%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,434
5% 8/15/18	2,500	2,697
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,314
Utah Gen. Oblig. Series 2009 C:
5% 7/1/16	5,000	5,796
5% 7/1/17	15,000	17,390
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,800
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,523
		43,954
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 1,200	$ 1,210
6.125% 12/1/27 (AMBAC Insured)	2,800	2,808
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,077
5% 12/1/14 (FSA Insured)	1,200	1,316
5% 12/1/15 (FSA Insured)	1,000	1,089
		7,500
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,474
5% 10/1/14	3,000	3,204
		6,678
Virginia - 0.6%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,755
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,257
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	13,476
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,145
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,660
		26,293
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,575
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,442
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,051
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	997
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	$ 1,300	$ 1,371
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,630
5.25% 1/1/11 (FSA Insured)	1,715	1,794
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,066
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,395
Series 2006 A, 5% 7/1/13	5,000	5,630
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	2,090
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,249
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,060
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,394
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,929
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,164
Series 2009, 5.25% 1/1/42	1,900	2,001
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,401
5% 12/1/19	1,385	1,522
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,096
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,415	$ 6,237
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,489
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,922
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (g)	3,000	3,144
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (g)	11,200	11,743
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,378
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15 (b)	2,500	2,689
5% 8/15/16 (b)	2,500	2,678
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,172
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,487
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,025
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,954
0% 7/1/10	2,250	2,244
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,801
		134,124
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	900
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	$ 1,400	$ 1,426
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,117
		7,077
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,595
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,462
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,047
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,061
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,182
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,961
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,120
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,120
Series 2003 A, 5.5% 8/15/14	1,775	1,813
Series 2006 A, 5% 8/15/12	4,795	4,871
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,776
		33,944
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,281
TOTAL MUNICIPAL BONDS (Cost $4,267,949)		4,391,525
Municipal Notes - 1.3%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	$ 11,610	$ 11,672
California Gen. Oblig. RAN Series A1, 3% 5/25/10	23,200	23,353
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	9,700	9,762
		44,787
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,878
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	2,653	2,666
TOTAL MUNICIPAL NOTES (Cost $58,020)		58,331
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.29% (d)(e) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $4,346,712)		4,470,599
NET OTHER ASSETS - 2.9%		132,934
NET ASSETS - 100%		$ 4,603,533
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 53
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,449,856	$ -	$ 4,449,856	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,470,599	$ 20,743	$ 4,449,856	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Health Care	12.9%
Special Tax	11.8%
Escrowed/Pre-Refunded	9.5%
Electric Utilities	8.5%
Transportation	7.2%
Others* (individually less than 5%)	13.4%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $2,359,000 of which $741,000 and $1,618,000 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,325,969)	$ 4,449,856
Fidelity Central Funds (cost $20,743)	20,743
Total Investments (cost $4,346,712)		$ 4,470,599
Cash		96,419
Receivable for fund shares sold		9,832
Interest receivable		56,155
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		14
Other receivables		17
Total assets		4,633,040

Liabilities
Payable for investments purchased Regular delivery	$ 3,383
Delayed delivery	14,343
Payable for fund shares redeemed	5,774
Distributions payable	3,492
Accrued management fee	1,128
Distribution fees payable	66
Other affiliated payables	1,154
Other payables and accrued expenses	167
Total liabilities		29,507

Net Assets		$ 4,603,533
Net Assets consist of:
Paid in capital		$ 4,482,154
Undistributed net investment income		248
Accumulated undistributed net realized gain (loss) on investments		(2,756)
Net unrealized appreciation (depreciation) on investments		123,887
Net Assets		$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,771 ÷ 10,410 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class T: Net Asset Value and redemption price per share ($11,516 ÷ 1,134 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class B: Net Asset Value and offering price per share ($3,261 ÷ 321 shares)A	$ 10.16

Class C: Net Asset Value and offering price per share ($48,643 ÷ 4,786 shares)A	$ 10.16

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,774,792 ÷ 371,724 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($659,550 ÷ 64,860 shares)	$ 10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Interest		$ 150,834
Income from Fidelity Central Funds		53
Total income		150,887

Expenses
Management fee	$ 11,349
Transfer agent fees	3,359
Distribution fees	562
Accounting fees and expenses	601
Custodian fees and expenses	51
Independent trustees' compensation	13
Registration fees	407
Audit	61
Legal	11
Miscellaneous	183
Total expenses before reductions	16,597
Expense reductions	(108)	16,489
Net investment income		134,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,927)
Change in net unrealized appreciation (depreciation) on investment securities		169,227
Net gain (loss)		167,300
Net increase (decrease) in net assets resulting from operations		$ 301,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 134,398	$ 97,757
Net realized gain (loss)	(1,927)	(749)
Change in net unrealized appreciation (depreciation)	169,227	(81,765)
Net increase (decrease) in net assets resulting from operations	301,698	15,243
Distributions to shareholders from net investment income	(134,341)	(97,725)
Distributions to shareholders from net realized gain	-	(448)
Total distributions	(134,341)	(98,173)
Share transactions - net increase (decrease)	1,420,712	1,015,683
Redemption fees	119	140
Total increase (decrease) in net assets	1,588,188	932,893

Net Assets
Beginning of period	3,015,345	2,082,452
End of period (including undistributed net investment income of $248 and undistributed net investment income of $191, respectively)	$ 4,603,533	$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.325	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.482	(.277)	.005	.003	.051
Total from investment operations	.807	.067	.362	.368	.111
Distributions from net investment income	(.327)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.327)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	8.43%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net AssetsF,I
Expenses before reductions	.71%	.68%	.68%	.63%	.61%A
Expenses net of fee waivers, if any	.71%	.68%	.68%	.63%	.61%A
Expenses net of all reductions	.71%	.61%	.61%	.50%	.60%A
Net investment income	3.25%	3.55%	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,771	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.328	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.481	(.279)	.006	.004	.059
Total from investment operations	.809	.068	.361	.362	.109
Distributions from net investment income	(.329)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.329)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	8.46%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net AssetsF,I
Expenses before reductions	.69%	.68%	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.69%	.68%	.68%	.68%	.78%A
Expenses net of all reductions	.68%	.63%	.63%	.59%	.76%A
Net investment income	3.28%	3.53%	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,516	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.261	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.481	(.278)	.003	.002	.051
Total from investment operations	.742	-	.292	.296	.098
Distributions from net investment income	(.262)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.262)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	7.73%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.35%	1.37%	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.35%	1.37%	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.35%	1.31%	1.30%	1.25%	1.35%A
Net investment income	2.61%	2.85%	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,261	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.252	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.480	(.290)	.004	.012	.051
Total from investment operations	.732	(.019)	.287	.297	.097
Distributions from net investment income	(.252)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.252)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total ReturnB,C,D	7.63%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.45%	1.45%	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.45%	1.45%	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.45%	1.39%	1.35%	1.34%	1.45%A
Net investment income	2.52%	2.78%	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,643	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Income from Investment Operations
Net investment incomeB	.355	.372	.381	.385	.385
Net realized and unrealized gain (loss)	.472	(.278)	.006	.002	(.131)
Total from investment operations	.827	.094	.387	.387	.254
Distributions from net investment income	(.357)	(.373)	(.382)	(.384)	(.384)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.050)
Total distributions	(.357)	(.375)	(.397)	(.387)	(.434)
Redemption fees added to paid in capitalB	-F	.001	-F	-F	-F
Net asset value, end of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnA	8.65%	.96%	3.97%	3.97%	2.56%
Ratios to Average Net AssetsC,E
Expenses before reductions	.41%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.41%	.42%	.42%	.43%	.42%
Expenses net of all reductions	.41%	.38%	.37%	.34%	.36%
Net investment income	3.55%	3.79%	3.85%	3.88%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 3,775	$ 2,694	$ 2,013	$ 2,026	$ 1,941
Portfolio turnover rateD	5%	8%	18%	24%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeD	.351	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.481	(.276)	.006	.014	.052
Total from investment operations	.832	.093	.384	.396	.113
Distributions from net investment income	(.352)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.352)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capitalD	-I	.001	-I	-I	-I
Net asset value, end of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total ReturnB.C	8.69%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net AssetsE,H
Expenses before reductions	.47%	.43%	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.47%	.43%	.44%	.49%	.48%A
Expenses net of all reductions	.46%	.36%	.39%	.36%	.47%A
Net investment income	3.50%	3.80%	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 659,550	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rateF	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Money Markets Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions, and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 141,722,425
Gross unrealized depreciation	(17,611,679)
Net unrealized appreciation (depreciation)	$ 124,110,746

Tax Cost	$ 4,346,488,726

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 25,893
Capital loss carryforward	$ (2,359,112)
Net unrealized appreciation (depreciation)	$ 124,110,746

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 134,341,169	$ 97,725,052
Ordinary Income	-	448,074
Total	$ 134,341,169	$ 98,173,126

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,546,191,346 and $182,221,555, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .30% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 193,238	$ 34,230
Class T	-%	.25%	27,890	484
Class B	.65%	.25%	23,667	17,194
Class C	.75%	.25%	316,709	215,684
			$ 561,504	$ 267,592

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66,889
Class T	3,842
Class B*	7,415
Class C*	16,655
$ 94,801

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 100,006.13
Class T	11,516.10
Class B	3,236.12
Class C	37,517.12
Intermediate Municipal Income	2,641,159.08
Institutional Class	565,848.13
	$ 3,359,282

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,539 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $50,807 and $56,780 respectively.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 2,491,956	$ 652,391
Class T	366,253	219,437
Class B	68,139	23,358
Class C	782,050	235,783
Intermediate Municipal Income	115,997,749	92,047,171
Institutional Class	14,635,022	4,546,912
Total	$ 134,341,169	$ 97,725,052
From net realized gain
Class A	$ -	$ 1,433
Class T	-	1,131
Class B	-	116
Class C	-	845
Intermediate Municipal Income	-	432,565
Institutional Class	-	11,984
Total	$ -	$ 448,074

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	8,099,526	4,505,501	$ 81,130,573	$ 43,996,512
Reinvestment of distributions	182,288	55,413	1,830,974	540,757
Shares redeemed	(2,349,668)	(706,493)	(23,608,841)	(6,832,557)
Net increase (decrease)	5,932,146	3,854,421	$ 59,352,706	$ 37,704,712
Class T
Shares sold	484,465	532,466	$ 4,826,668	$ 5,180,226
Reinvestment of distributions	27,497	16,435	275,473	161,075
Shares redeemed	(295,668)	(161,487)	(2,970,099)	(1,557,092)
Net increase (decrease)	216,294	387,414	$ 2,132,042	$ 3,784,209
Class B
Shares sold	227,416	127,114	$ 2,268,300	$ 1,249,257
Reinvestment of distributions	3,242	1,393	32,546	13,635
Shares redeemed	(54,719)	(38,384)	(550,656)	(381,248)
Net increase (decrease)	175,939	90,123	$ 1,750,190	$ 881,644

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class C
Shares sold	3,787,098	1,487,099	$ 37,982,193	$ 14,542,452
Reinvestment of distributions	44,152	13,363	444,253	130,558
Shares redeemed	(623,933)	(263,093)	(6,247,315)	(2,540,494)
Net increase (decrease)	3,207,317	1,237,369	$ 32,179,131	$ 12,132,516
Intermediate Municipal Income
Shares sold	184,098,343	153,563,928	$ 1,841,939,859	$ 1,507,415,406
Reinvestment of distributions	8,388,027	6,914,479	84,106,940	67,815,139
Shares redeemed	(99,153,418)	(84,220,199)	(990,733,666)	(818,304,848)
Net increase (decrease)	93,332,952	76,258,208	$ 935,313,133	$ 756,925,697
Institutional Class
Shares sold	51,268,566	28,833,283	$ 514,856,932	$ 282,851,031
Reinvestment of distributions	996,959	280,894	10,043,690	2,744,308
Shares redeemed	(13,500,147)	(8,422,717)	(134,915,037)	(81,341,689)
Net increase (decrease)	38,765,378	20,691,460	$ 389,985,585	$ 204,253,650

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 5.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Intermediate Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-UANN-0210
1.820151.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Intermediate Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2009

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.
You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.69%	4.01%	5.27%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Fidelity® Intermediate Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class shares returned 8.43%, 8.46%, 7.73% and 7.63%, respectively (excluding sales charges). Meanwhile, the Barclays Capital 1-17 Year Municipal Bond Index returned 8.88%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which, in turn, was sparked by very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bonds - specifically those with maturities of 18 years and longer - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned 8.69% and the Barclays Capital 1-17 Year Municipal Bond Index returned 8.88%. Sector selection generally proved beneficial, with overweightings relative to the index in both the health care and investor-owned utility sectors aiding our results. These holdings generally fall into the lower-quality investment-grade category. As such, they were among the worst performers in 2008, but rebounded strongly in 2009. Their recent rally was largely in response to better investor demand, which in, turn, was sparked by very attractive valuations compared with higher-quality bonds and a less pessimistic outlook on the economy and credit markets. In contrast, a somewhat larger-than-index exposure to longer-term bond - specifically those with maturities of 18 years and longer - proved detrimental. These bonds generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as inflation worries that popped up at various points during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Class A	.70%
Actual		$ 1,000.00	$ 1,042.70	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.68%
Actual		$ 1,000.00	$ 1,042.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class B	1.34%
Actual		$ 1,000.00	$ 1,039.40	$ 6.89
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class C	1.44%
Actual		$ 1,000.00	$ 1,037.80	$ 7.40
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Intermediate Municipal Income	.41%
Actual		$ 1,000.00	$ 1,043.30	$ 2.11
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09
Institutional Class	.47%
Actual		$ 1,000.00	$ 1,043.90	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
New York	14.2	14.1
California	14.0	12.6
Texas	12.2	13.4
Illinois	9.2	10.1
Florida	6.9	6.7
Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	36.0
Health Care	12.9	12.9
Special Tax	11.8	11.6
Escrowed/Pre-Refunded	9.5	9.3
Electric Utilities	8.5	9.3
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	5.6	6.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 11.6%	AAA 10.7%
AA,A 69.8%	AA,A 75.6%
BBB 10.9%	BBB 7.8%
BB and Below 0.3%	BB and Below 0.4%
Not Rated 3.0%	Not Rated 3.2%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,140
Series 2005 A2, 5% 6/1/12	1,500	1,605
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (g)	2,125	2,272
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,315
Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,285
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,783
5.5% 1/1/22	2,300	2,023
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,241
		22,664
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	3,005
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,676
		8,681
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	500
5% 1/1/11	1,000	1,032
5% 1/1/12	1,200	1,266
Series 2008 D:
5.5% 1/1/38	6,300	6,373
6% 1/1/27	1,400	1,501
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,523
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,459
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	7,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 2,600	$ 2,692
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (f)	2,250	2,351
5.5% 7/1/12 (f)	2,450	2,643
5.5% 7/1/13 (f)	1,005	1,094
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,148
Series 2009 A:
5% 7/1/14	1,500	1,680
5% 7/1/18	7,665	8,539
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,019
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,398
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,119
		60,487
California - 13.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,771
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,800	2,953
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,374
5.5% 5/1/15	2,600	2,845
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,234
5.25% 7/1/12	1,210	1,319
5.25% 7/1/13	7,000	7,787
5.25% 7/1/14	9,400	10,567
Series 2008 A, 5% 1/1/11	4,200	4,364
Series 2009 A:
5% 7/1/15	8,990	9,834
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	6,210	7,188
5.25% 1/1/11	75	78
5.25% 1/1/11 (Escrowed to Maturity) (g)	625	656
5.25% 7/1/13 (Escrowed to Maturity) (g)	5,000	5,721
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,300	$ 5,896
5.25% 7/1/14	10,245	11,517
5.25% 7/1/14 (Escrowed to Maturity) (g)	2,995	3,499
Series A, 5% 7/1/18	5,900	6,317
Series B, 5%, tender 7/1/14 (c)	6,840	7,479
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,329
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	94
5% 10/1/13	1,550	1,705
5% 3/1/15	2,415	2,652
5% 8/1/16	6,070	6,559
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,818
5% 3/1/26	2,200	2,147
5% 6/1/27 (AMBAC Insured)	1,800	1,741
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,760
5.125% 11/1/24	1,900	1,903
5.125% 2/1/26	1,200	1,188
5.25% 2/1/11	1,650	1,723
5.25% 3/1/12	2,210	2,376
5.25% 2/1/15	5,000	5,403
5.25% 2/1/16	8,500	9,077
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,605
5.25% 2/1/28	3,400	3,376
5.25% 2/1/33	6,100	5,825
5.25% 12/1/33	110	105
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,788
5.25% 4/1/34	30	28
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,678
5.25% 3/1/38	8,570	8,055
5.5% 3/1/11	8,500	8,928
5.5% 4/1/13	1,400	1,550
5.5% 4/1/13 (AMBAC Insured)	1,000	1,107
5.5% 8/1/29	13,900	13,965
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,515
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	10,025	11,818
5.5% 8/1/30	10,000	10,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 11/1/33	$ 21,355	$ 21,074
6% 4/1/38	3,600	3,669
6% 11/1/39	34,000	34,781
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,553
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,178
Series 2008 L, 5.125% 7/1/22	3,800	3,844
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,279
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,593
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	5,963
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,302
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	9,095
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	12,836	8,184
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,132
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	3,400	3,525
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	3,942
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,638
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,861
(Various Cap. Projs.):
Series 2009 G1:
5.25% 10/1/17	15,275	15,793
5.75% 10/1/30	2,100	2,067
Series 2009 I, 6.125% 11/1/29	1,300	1,314
Series 2005 K, 5% 11/1/16	7,195	7,407
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,302
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	$ 5,000	$ 5,487
5.75% 11/1/28	5,000	5,400
5% 11/1/14 (FSA Insured)	1,000	1,134
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	4,900	5,087
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	4,070
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,046
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	655
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,498
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,773
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,980
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,427
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,573
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	985
5.75% 1/15/40	1,600	1,454
5.875% 1/15/27	1,000	967
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,348
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,398
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	4,000	4,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	$ 1,425	$ 1,429
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	23,018
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,610
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (f)	1,660	1,660
5% 1/1/11 (FSA Insured) (f)	1,740	1,771
5% 1/1/12 (FSA Insured) (f)	1,835	1,912
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,584
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,412
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	1,215	1,268
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,859
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,248
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,570
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,479
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,021
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,651
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,230
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	770
5.25% 7/1/21	700	770
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,605
6.5% 8/1/28	2,750	3,205
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,465
5.25% 8/1/26	2,200	2,131
Series 2009 B, 5% 8/1/18	7,355	7,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	$ 1,620	$ 1,661
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,496
5% 5/15/22	2,000	2,147
Series 2009 B, 5% 5/15/12	500	540
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,463
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,419
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,198
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,195
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,096
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,760
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,897
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,901
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	756
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,428
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,717
		600,274
Colorado - 1.4%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	5,000	4,835
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,064
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	$ 11,100	$ 6,619
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,227
5% 11/15/12 (Escrowed to Maturity) (g)	120	133
5% 11/15/14	1,105	1,195
5% 11/15/14 (Escrowed to Maturity) (g)	60	69
Series 2006 F:
5% 11/15/13	395	428
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,013
5% 11/15/14	420	454
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,077
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,002
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	642
5% 7/1/12	675	666
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,849
Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	5,851
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,651
0% 10/1/22 (Escrowed to Maturity) (g)	25,700	15,193
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,372
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,315
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,195
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,195
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,002
		62,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	$ 5,600	$ 6,444
Series 2009 1:
5% 2/1/14	10,000	11,238
5% 2/1/15	10,000	11,264
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,120
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,317
		32,383
District Of Columbia - 0.6%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,091
District of Columbia Gen. Oblig.:
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,020
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,221
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,318
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,081
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,709
5% 4/1/14	2,000	2,170
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,502
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,799
		26,135
Florida - 6.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,000	$ 15,605
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,255
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,485
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,576
5% 12/1/11	2,695	2,878
5% 12/1/12	3,880	4,256
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,856
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,272
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/13	19,705	22,061
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,871
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,813
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	715
Series 2008 A, 5.375% 7/1/28	3,375	3,691
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,111
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,716
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	6,500	7,136
Series 2002, 3.95%, tender 9/1/12 (c)	8,150	8,436
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,764
Series B:
5% 11/15/17	1,050	1,101
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	172
Series G:
5% 11/15/12	965	1,038
5% 11/15/12 (Escrowed to Maturity) (g)	35	39
5% 11/15/13	1,545	1,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/13 (Escrowed to Maturity) (g)	$ 55	$ 62
Series 2005 I:
5% 11/15/17	2,600	2,738
5% 11/15/18	2,000	2,093
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,005
Series 2008 B, 6% 11/15/37	12,000	12,359
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,850
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	3,934
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,069
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,038
5% 9/1/22	2,270	2,488
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,700
5% 10/1/14	7,000	7,658
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,065
4% 10/1/11	2,105	2,216
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,025
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,415
5% 11/15/14	2,485	2,628
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,755
5.25% 6/1/24	3,850	3,942
5.25% 6/1/25	4,050	4,130
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	587
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,405
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,348
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,500	$ 2,590
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,445
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,262
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,924
5% 8/1/15 (AMBAC Insured)	5,990	6,419
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,743
5.25% 10/1/20 (FSA Insured)	5,000	5,454
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,894
5.75% 10/1/43	1,850	1,900
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,592
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	3,260	3,629
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,637
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,970
5% 11/1/14 (FSA Insured)	1,825	1,954
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,066
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,775
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,069
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	$ 5,200	$ 5,383
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,045
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,492
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,104
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39 (b)	2,700	2,692
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	4,400	4,729
		307,185
Georgia - 2.9%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,250
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,297
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,230
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,680
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	12,314
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	7,015	4,338
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,316
5% 11/1/18	6,000	6,502
5% 11/1/19	3,000	3,234
Fulton DeKalb Hosp. Auth. Hosp. Rev. Series 2003, 5% 1/1/10 (FSA Insured)	3,370	3,370
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,417
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,330
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (g)	$ 35	$ 41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,775
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,499
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	588
5% 9/15/14	715	747
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,375
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	7,079
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,396
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,330
5.25% 1/1/20	1,625	1,808
Series 2009 B, 5% 1/1/16 (b)	2,500	2,765
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,460
5% 10/1/13	1,450	1,592
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,801
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	1,017
		132,551
Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,827
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.: - continued
Series 2009 DR:
5% 6/1/18	$ 5,785	$ 6,615
5% 6/1/19	15,755	17,946
		43,780
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,920
6.75% 11/1/37	2,600	2,823
		5,743
Illinois - 9.2%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,714
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	936
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,380
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,448
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	767
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,839
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,393
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,606
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,236
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	1,600	1,642
Series 1995 A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,425
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	797
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	391
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	404
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,464
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,124
5.25% 1/1/29 (FSA Insured)	190	199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2004 A:
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	$ 910	$ 1,050
Series 2006 A, 5% 1/1/23	10,975	11,656
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/10 (AMBAC Insured) (f)	4,795	4,795
5.5% 1/1/11 (f)	10,000	10,121
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (f)	1,350	1,350
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,057
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,177
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,873
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	380
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,362
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,692
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,552
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,056
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	3,012
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,820
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,186
5% 6/1/12	3,645	3,916
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,962
Series 2008, 5.25% 11/1/33	4,500	4,750
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,839
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	$ 3,275	$ 3,240
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,176
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	637
Series 2009 D, 5% 11/15/17	3,000	3,324
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,128
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,070
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,999
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,889
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,057
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	3,500	3,526
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,503
5.5% 5/1/13 (FGIC Insured)	1,000	1,118
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,114
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,268
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	13,900	7,832
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,682
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	905	929
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,423
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,700
5.25% 10/1/14	2,290	2,409
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	5,900	5,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	$ 4,000	$ 4,155
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,842
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,836
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,118
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,229
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,825
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,260
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,959
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,495	3,534
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,716
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,981
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	827
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,179
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,380
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,097
First Series, 5.5% 8/1/10	1,400	1,438
Series 2000:
5.5% 4/1/17	2,600	2,623
5.6% 4/1/21	2,800	2,823
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,098
5.375% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,422
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2002:
5.5% 4/1/16 (FSA Insured)	$ 1,000	$ 1,077
5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,065
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,301
Series 2009, 4% 4/26/10	35,000	35,380
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	5,000	5,167
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,651
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,928
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,633
Series W, 5% 6/15/13	3,430	3,436
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,678
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	37,076
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	3,963
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,767
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,204
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,076
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	860	740
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,847
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,084
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,170
0% 12/1/14 (FSA Insured)	5,180	4,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series 1996 C:
0% 12/1/15 (FSA Insured)	$ 3,810	$ 3,196
Series D, 0% 12/1/10 (FSA Insured)	3,380	3,344
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,612
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,204
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	7,660
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,536
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,280
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	822
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,824
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,024
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,442
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,633
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,315
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,067
5% 10/1/19	1,475	1,536
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,364
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,922
(UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (g)	1,000	1,001
0% 4/1/14	3,500	3,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	$ 4,700	$ 3,271
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,423
0% 11/1/16 (FSA Insured)	4,000	3,057
0% 11/1/17 (FSA Insured)	1,300	934
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	868
		421,553
Indiana - 2.6%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,092
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,289
5% 1/10/14 (FSA Insured)	1,180	1,342
5% 7/10/14 (FSA Insured)	1,215	1,391
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,503
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,789
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,074
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,397
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,861
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,423
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,946
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,169
5.25% 7/15/16 (FSA Insured)	2,095	2,428
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,442
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,664
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 4,242
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,378
5% 12/1/17	855	911
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	7,982
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,943
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,167
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,244
0% 12/1/17 (AMBAC Insured)	1,470	1,072
0% 6/1/18 (AMBAC Insured)	1,740	1,229
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2004 I, 5.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,545	3,545
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,179
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,630
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,229
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,214
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,377
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,401
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,788
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,531
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,115
5% 7/1/22	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 2,000	$ 2,037
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,909
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,585
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,224
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,804
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,957
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,102
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,670
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,528
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,077
		120,990
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,773
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11	4,800	4,886
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,041
		9,700
Kansas - 0.7%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,819
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	301
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,234
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Rev.: - continued
Series 2002 II:
5.5% 11/1/19	$ 1,000	$ 1,085
5.5% 11/1/20	1,000	1,080
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,053
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,700	15,836
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,603
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,341
		33,160
Kentucky - 1.0%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,478
Kenton County Arpt. Board Arpt. Rev. Series 2003 B, 5% 3/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,645	1,655
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,383
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,024
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	7,792
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,671
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,393
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,781
		44,177
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,074
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,887
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	$ 5,000	$ 5,266
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,094
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,259
5% 7/1/15	2,740	2,915
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,908
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,768
0% 9/1/13 (AMBAC Insured)	1,400	1,156
		22,327
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,604
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,874
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,229
5.25% 7/1/32 (AMBAC Insured)	2,080	2,198
6% 7/1/38	1,800	2,010
		12,915
Maryland - 1.3%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	17,955
Second Series B, 5% 8/15/20	18,180	21,096
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,855
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,344
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,287
4% 7/1/11 (AMBAC Insured)	1,000	1,023
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/11	$ 2,000	$ 2,066
5% 7/1/12	1,000	1,072
5% 7/1/17	1,190	1,263
5% 7/1/18	2,500	2,622
Series 2010, 5.125% 7/1/39 (b)	3,600	3,543
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,175	2,351
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	601
5% 4/1/16	1,665	1,879
		60,957
Massachusetts - 3.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,873
5% 5/15/21	6,885	7,656
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,216
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	1,200	1,240
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	264
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	746
5% 1/1/13	750	784
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,402
5% 7/1/19	1,150	1,307
5% 7/1/20	1,245	1,382
5% 7/1/21	1,840	2,031
Series Q2:
5% 7/1/18	1,650	1,851
5% 7/1/19	1,635	1,858
5% 7/1/20	1,780	1,976
5% 7/1/21	1,935	2,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	$ 1,315	$ 1,355
6.375% 8/1/15	2,460	2,530
6.375% 8/1/16	2,570	2,641
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(f)	3,000	3,160
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,211
5.75% 6/15/13	3,000	3,118
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	11,400	12,627
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,229
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	2,034
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,722
Series 2007 B, 5% 11/1/15	7,000	8,040
Series 2007 C:
5.25% 8/1/22	3,300	3,714
5.25% 8/1/23	1,600	1,790
5.25% 8/1/24	4,000	4,456
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,330
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,195
5%, tender 7/1/15 (c)	7,000	7,452
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,845
5.125% 7/1/38	1,500	1,364
Series 2008 E2:
5% 7/1/10	3,825	3,859
5% 7/1/11	3,000	3,085
5% 7/1/12	2,075	2,151
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,800	1,859
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 T1, 4.125%, tender 2/16/12 (c)	$ 2,900	$ 2,990
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,020
5% 7/1/21	4,700	4,988
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	979
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	944
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,557
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,930	2,935
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		137,927
Michigan - 2.4%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,142
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,045
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,231
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,139
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,488
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,017
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,510
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,287
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,903
Series 2006 D, 0.794% 7/1/32 (c)	5,550	4,288
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,600	$ 2,850
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,241
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,392
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,409
5% 12/1/15	665	720
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,861
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,571
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,828
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	160	174
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,022
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,735
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	9,018
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,265
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,024
5.5% 3/1/17	1,885	1,919
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	7,988
Series 2008 A:
5% 5/15/10	870	880
5% 5/15/11	1,100	1,139
5% 5/15/12	1,250	1,312
5% 5/15/13	1,500	1,582
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	2,003
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	$ 3,115	$ 3,272
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,163
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,116
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,042
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,324
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,062
4% 1/1/14	1,100	1,177
5% 1/1/15	1,585	1,763
		110,192
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	582
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,069
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,341
Osseo Independent School District #279 Series 2001 B, 5% 2/1/13 (Pre-Refunded to 2/1/10 @ 100) (g)	2,445	2,453
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	411
5% 5/15/13	395	408
5% 5/15/14	250	258
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,473
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,585
5.5% 7/1/18	1,400	1,463
		12,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	$ 1,275	$ 1,298
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,044
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (f)	3,800	3,745
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,358
5% 8/15/13	1,500	1,553
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,327
		11,325
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,063
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,123
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,091
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,063
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,458
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,504
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,544
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,063
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,995
		14,904
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	$ 1,500	$ 1,489
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,062
Series 2008 E, 5% 7/1/11	5,000	5,260
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,474
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,109
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,598
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,057
5% 7/1/14	1,000	1,047
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,464
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,376
		26,936
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(f)	2,400	2,401
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,147
		3,548
New Jersey - 2.1%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,682
Series 2005 B:
5% 2/15/13	2,210	2,210
5.25% 2/15/10	1,925	1,927
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,641
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,090
5.25% 6/15/21	4,500	4,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.25% 6/15/22	$ 10,585	$ 11,223
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,711
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,459
Series 2005 O:
5.125% 3/1/28	2,000	2,062
5.25% 3/1/15	3,000	3,370
5.25% 3/1/21	6,500	6,962
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,285
5.25% 3/1/23	1,500	1,599
5.25% 3/1/24	5,550	5,891
5.25% 3/1/25	4,200	4,436
5.25% 3/1/26	4,700	4,911
Series 2005 P, 5.125% 9/1/28	1,100	1,138
Series 2008 Y:
5% 9/1/10	1,000	1,029
5% 9/1/11	1,000	1,062
5% 9/1/12	2,545	2,788
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,619
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,206
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,423
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,585
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,773
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,071
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,407
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,066
		97,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.6%
Farmington Poll. Cont. Rev. Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	$ 4,080	$ 4,095
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,344
4% 9/1/16	3,000	3,180
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,147
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,173
5% 5/15/19 (FSA Insured)	3,420	3,786
5% 5/15/20 (FSA Insured)	2,585	2,844
5% 5/15/21 (FSA Insured)	2,725	2,985
		27,554
New York - 14.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,166
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,998
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,136
5.75% 5/1/22	2,240	2,389
Series 2004:
5.75% 5/1/17	2,895	3,175
5.75% 5/1/19 (FSA Insured)	5,590	6,041
5.75% 5/1/22 (FSA Insured)	8,525	9,177
5.75% 5/1/25 (FSA Insured)	1,715	1,842
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,633
5% 6/1/11	1,075	1,128
Series 2008 A, 6% 5/1/33	6,000	6,732
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,729
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	160
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,051
Series 2002 A1, 5.25% 11/1/14	600	648
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2002 C, 5.5% 8/1/13	$ 2,000	$ 2,226
Series 2003 J, 5.5% 6/1/19	2,315	2,498
Series 2005 F1, 5.25% 9/1/14	3,600	4,085
Series 2005 G, 5% 8/1/14	6,500	7,299
Series 2005 J, 5% 3/1/12	3,020	3,258
Series 2005 K, 5% 8/1/11	3,485	3,714
Series 2008 A1, 5.25% 8/15/21	11,000	12,085
Series 2008 E, 5% 8/1/13	11,760	13,103
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,274
Series 2010 C, 5% 8/1/14	10,000	11,229
Series 2010 E, 5% 8/1/16	5,000	5,589
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,300
5% 6/15/39	1,600	1,637
Series FF 2, 5.5% 6/15/40	800	873
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,763
Series 2009 S3, 5.25% 1/15/34	20,000	20,861
Series 2009 S4, 5.75% 1/15/39	6,400	6,934
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,916
6% 11/1/28 (a)	40,925	44,333
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,968
Series 2007 C1, 5% 11/1/13	11,050	12,564
Series 2010 B, 5% 11/1/20	37,195	41,664
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,339
5% 3/15/18	10,515	11,950
5% 3/15/19	11,040	12,461
Series 2009 A, 5% 2/15/34	4,200	4,368
Series 2009 D, 5% 6/15/13	28,070	31,544
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,745
Series A:
5.75% 7/1/13	3,400	3,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,100	$ 1,185
Series C, 7.5% 7/1/10	1,160	1,197
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,235
5% 2/15/11	2,720	2,854
5% 2/15/12	6,855	7,357
5% 2/15/13	6,545	7,204
5% 8/15/13	7,390	8,251
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,659
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	889
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,840
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,138
Series 2009 A:
5% 7/1/20	5,000	5,416
5% 7/1/21	12,335	13,301
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	17,600	20,082
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,770
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,851
Series 2005 C, 5.25% 11/15/14	1,000	1,133
Series 2008 A, 5.25% 11/15/36	8,800	8,981
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,324
Series 2008 C, 6.5% 11/15/28	11,300	12,989
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,336
5.25% 1/1/27	5,000	5,287
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,283
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2008 A:
5% 4/1/13	3,420	3,801
5% 4/1/14	1,500	1,690
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,805
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Rev.: - continued
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	$ 5,745	$ 6,130
Series 2008 D, 5% 1/1/13	9,500	10,406
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	3,000	2,954
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,025	7,638
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,308
5.25% 6/1/22 (AMBAC Insured)	9,450	9,895
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,217
5.5% 6/1/16	20,000	20,302
5.5% 6/1/17	1,900	1,973
5.5% 6/1/19	1,000	1,063
Series 2003B 1C:
5.5% 6/1/14	3,900	3,905
5.5% 6/1/15	4,900	4,982
5.5% 6/1/16	1,600	1,677
5.5% 6/1/17	7,950	8,256
5.5% 6/1/18	17,165	18,152
5.5% 6/1/19	4,700	4,997
5.5% 6/1/20	800	849
5.5% 6/1/22	600	633
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,079
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,627
		652,426
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,223
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,277
		5,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	$ 1,580	$ 1,721
5.25% 6/1/20 (AMBAC Insured)	1,520	1,614
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	2,245	2,571
5% 3/1/19	3,000	3,425
5% 3/1/20	3,500	3,931
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,274
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,335
5% 11/1/12 (FSA Insured)	1,300	1,407
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,528
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1999 A, 5.75% 1/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	1,000	1,010
Series 2003 A, 5.5% 1/1/11	1,725	1,795
Series 2003 C, 5.25% 1/1/10	2,630	2,630
Series 2003 D, 5.375% 1/1/10	3,360	3,360
Series 2009 B:
5% 1/1/15	1,250	1,382
5% 1/1/16	3,000	3,314
5% 1/1/20	2,110	2,230
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,569
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,373
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,736
		40,205
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,828
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,029
5% 7/1/14	1,000	1,017
		5,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	$ 1,690	$ 1,739
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,608
6% 6/1/42	1,500	1,159
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,485
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,149
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,154
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,100	1,137
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,650	3,795
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,448
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,539
5% 10/1/22	2,000	2,214
5% 10/1/23	3,000	3,303
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,137
5.5% 1/1/43	1,500	1,534
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,516
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	15,000	16,573
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,083
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	510
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	$ 1,220	$ 1,275
5.75% 12/1/35	5,200	5,124
		64,569
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	979
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,109
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,360	7,888
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	837
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,341
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,672
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,308
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,594
5% 8/15/13	1,260	1,354
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,717
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,480
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,091
5% 12/15/14	850	933
		31,303
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,500	$ 3,658
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,210	1,254
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,690
Series 2008 B:
5% 6/15/11	1,800	1,885
5% 6/15/12	2,000	2,130
5% 6/15/13	2,000	2,150
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,346
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,423
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,449
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,109
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,120
5% 12/15/13	1,155	1,145
Series 2006 B, 5% 12/15/13	3,115	3,087
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	346
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	425
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,967
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,610
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,968
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,704
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,317
Series 2009 A, 5% 6/1/17	2,925	3,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	$ 1,300	$ 1,334
6.5% 11/1/16 (f)	1,100	1,137
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,300	2,308
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,641
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (g)	1,745	2,037
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,742
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,287
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,098
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,042
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,684
Series 2008 B1, 5.5% 6/1/33	8,500	8,931
Series 2009 B, 5% 12/1/16	12,500	14,131
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,796
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	2,998
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,028
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,043
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,900
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,552
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	710
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	$ 3,000	$ 3,261
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,040
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,011
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,612
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,941
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,504
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,135
		156,915
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,834
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,188
		17,022
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,157
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	657
		2,814
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,826
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,423
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,647
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,757
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	$ 1,360	$ 1,512
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	707
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	755
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,178
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	986
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	5,950
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,000	2,276
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,496
Series 2005 B, 5% 1/1/10	3,000	3,000
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,265
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,506
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,973
		33,257
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,078
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,192
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,431
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	403
5.25% 11/1/18	1,000	1,076
		8,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	$ 5,000	$ 5,103
5% 12/15/11	3,270	3,384
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,541
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,372
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,313
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,848
7.25% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,803
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,934
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,206
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,712
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,355
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,301
		68,872
Texas - 12.2%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,915
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,394
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	812
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,641
6% 1/1/18	1,000	916
6% 1/1/19	1,335	1,205
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,200	$ 5,165
0% 11/15/12 (AMBAC Insured)	5,645	5,324
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,416
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,167
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,803
Series 2009 A:
5% 11/15/14	2,315	2,649
5% 11/15/17	1,375	1,566
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,159
5.25% 2/15/42	6,000	6,308
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,378
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,239
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,312
5.375% 5/1/16 (FSA Insured)	185	197
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,367
5.375% 5/1/17 (FSA Insured)	195	207
Birdville Independent School District:
Series 1999, 0% 2/15/12	4,150	4,036
Series 2003, 5% 2/15/10	1,200	1,206
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,338
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,869
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,171
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,607
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,836
5% 8/15/13	9,575	10,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
Series 2003:
5.5% 8/15/18	$ 190	$ 204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	908
Series 2008, 5% 8/15/21	1,310	1,465
Corpus Christi Gen. Oblig. Series 2004, 5% 3/1/10 (AMBAC Insured)	1,565	1,576
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,620
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,660
Series A, 0% 2/15/16	3,640	2,989
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/48	19,160	20,233
5% 12/1/36	7,100	7,368
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,913
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,564
5% 11/1/16	3,000	3,324
5% 11/1/21	1,500	1,588
Series 2009, 5% 11/1/19	1,000	1,092
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,148
Series 2008, 6.375% 2/15/34	1,300	1,494
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,418
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,601
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,633
Series 2009:
5% 2/15/17	1,220	1,390
5% 2/15/22	8,920	9,889
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,099
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,087
Garland Independent School District:
Series 2001, 5.5% 2/15/12	35	35
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Independent School District: - continued
5.5% 2/15/12 (Pre-Refunded to 2/15/10 @ 100) (g)	$ 2,145	$ 2,157
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,260
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,550
5% 2/15/14	1,745	1,959
Harlandale Independent School District Series 2000, 5.5% 8/15/35	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,017
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,343
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	4,931
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,270
5% 8/15/18	1,000	1,131
5.25% 8/15/47	9,740	10,101
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,576
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,696
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,101
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,256
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Series A, 5.5% 7/1/39	6,000	6,273
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,261
Series A, 0% 8/15/11	13,740	13,474
0% 8/15/10 (AMBAC Insured)	2,200	2,193
0% 8/15/15	2,000	1,750
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	7,200	7,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2007 B, 5% 11/15/18 (FGIC Insured)	$ 2,500	$ 2,714
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,573
0% 12/1/11 (AMBAC Insured)	8,250	8,026
Humble Independent School District:
Series 2000:
0% 2/15/10	2,320	2,319
0% 2/15/16	1,250	1,040
0% 2/15/17	1,400	1,109
Series 2009, 4% 2/15/14	410	447
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,909
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,160
5% 9/15/18	1,890	2,163
5% 9/15/21	2,340	2,614
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	856
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,529
0% 8/15/17	1,020	788
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,576
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,645
5% 8/1/14	5,110	5,863
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,571
Longview Independent School District 5% 2/15/20	1,000	1,088
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	2,600	2,700
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,205
5.25% 5/15/21	2,405	2,489
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,116
Mansfield Independent School District:
5.5% 2/15/13	230	242
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,422
5.5% 2/15/14	330	346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	$ 1,950	$ 2,062
5.5% 2/15/15	25	27
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,762
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	904
5.5% 2/15/19	370	380
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,284
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,278
Midway Independent School District Series 2000, 0% 8/15/19	1,400	964
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	552
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,846
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,570
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,296
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,197
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,931
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 6/1/24	2,100	2,291
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,273
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	1,100	1,262
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,364
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District: - continued
Series 2001:
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	$ 1,220	$ 1,290
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	560
Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,129
Series A:
5.25% 2/15/17	725	772
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,467
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,807
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,061
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	517
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,712
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,478
Series 2007, 5.375% 8/15/33	7,340	7,886
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,234
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,121
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,072
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,126
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,478
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,116
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,172
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	$ 870	$ 887
Series 2002:
5.375% 2/1/17	3,495	3,758
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,732
Series 2006 A, 5% 2/1/22	2,035	2,190
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,936
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,074
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	724
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,561
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,261
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (c)	7,500	7,516
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,411
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,244
Series 2009:
5% 10/1/19	3,045	3,440
5% 10/1/20	2,180	2,434
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,065	1,112
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,723
5.375% 2/1/18	480	498
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,280
5% 11/15/14	2,005	2,194
5% 11/15/15	1,880	2,053
5.75% 11/15/24	4,700	4,984
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	1,000	1,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 7,766
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,923
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (f)	1,915	1,965
Series 2008:
5% 10/1/12	3,500	3,881
5% 4/1/13	1,000	1,120
Series 2009 A:
5% 10/1/17	3,660	4,211
5% 10/1/18	3,950	4,540
5% 10/1/19	5,500	6,288
0% 10/1/13	8,900	8,308
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,195
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,102
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series 2004 A, 5% 2/1/10 (AMBAC Insured)	1,000	1,003
(Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,445
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,165
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,138
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	4,900	5,019
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,703
Series 1999 B, 5.625% 7/15/21	2,010	2,014
Series 2008 B, 5.25% 7/15/23	1,000	1,118
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,250
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	$ 4,080	$ 4,113
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,132
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,404
Waller Independent School District:
5.5% 2/15/26	3,220	3,627
5.5% 2/15/33	4,160	4,552
5.5% 2/15/37	4,820	5,192
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,315
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,455
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,852
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,309
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	668
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,079
Series 2005, 5% 8/15/23	1,745	1,882
		563,248
Utah - 0.9%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,434
5% 8/15/18	2,500	2,697
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,314
Utah Gen. Oblig. Series 2009 C:
5% 7/1/16	5,000	5,796
5% 7/1/17	15,000	17,390
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,800
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,523
		43,954
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 1,200	$ 1,210
6.125% 12/1/27 (AMBAC Insured)	2,800	2,808
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,077
5% 12/1/14 (FSA Insured)	1,200	1,316
5% 12/1/15 (FSA Insured)	1,000	1,089
		7,500
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,474
5% 10/1/14	3,000	3,204
		6,678
Virginia - 0.6%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,755
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,257
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	13,476
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	5,000	5,145
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,660
		26,293
Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,575
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,442
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,051
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	997
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (FSA Insured)	$ 1,300	$ 1,371
Clark County Pub. Util. District #1 Elec. Rev.:
Series 2002 B:
5.25% 1/1/10 (FSA Insured)	1,630	1,630
5.25% 1/1/11 (FSA Insured)	1,715	1,794
Series 2003, 5% 1/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,066
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,395
Series 2006 A, 5% 7/1/13	5,000	5,630
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	154
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	2,090
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,249
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,060
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,394
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,929
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,164
Series 2009, 5.25% 1/1/42	1,900	2,001
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,401
5% 12/1/19	1,385	1,522
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,096
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,087
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,415	$ 6,237
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,489
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,922
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (g)	3,000	3,144
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (g)	11,200	11,743
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,378
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15 (b)	2,500	2,689
5% 8/15/16 (b)	2,500	2,678
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,172
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,487
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,025
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,954
0% 7/1/10	2,250	2,244
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,801
		134,124
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	900
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,634
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	$ 1,400	$ 1,426
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,117
		7,077
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,595
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,462
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,047
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,061
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,182
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,961
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,120
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,120
Series 2003 A, 5.5% 8/15/14	1,775	1,813
Series 2006 A, 5% 8/15/12	4,795	4,871
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,776
		33,944
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,281
TOTAL MUNICIPAL BONDS (Cost $4,267,949)		4,391,525
Municipal Notes - 1.3%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	$ 11,610	$ 11,672
California Gen. Oblig. RAN Series A1, 3% 5/25/10	23,200	23,353
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	9,700	9,762
		44,787
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,878
New Jersey - 0.1%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10	2,653	2,666
TOTAL MUNICIPAL NOTES (Cost $58,020)		58,331
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.29% (d)(e) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $4,346,712)		4,470,599
NET OTHER ASSETS - 2.9%		132,934
NET ASSETS - 100%		$ 4,603,533
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 53
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,449,856	$ -	$ 4,449,856	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,470,599	$ 20,743	$ 4,449,856	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Health Care	12.9%
Special Tax	11.8%
Escrowed/Pre-Refunded	9.5%
Electric Utilities	8.5%
Transportation	7.2%
Others* (individually less than 5%)	13.4%
100.0%
*Includes net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $2,359,000 of which $741,000 and $1,618,000 will expire on December 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,325,969)	$ 4,449,856
Fidelity Central Funds (cost $20,743)	20,743
Total Investments (cost $4,346,712)		$ 4,470,599
Cash		96,419
Receivable for fund shares sold		9,832
Interest receivable		56,155
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		14
Other receivables		17
Total assets		4,633,040

Liabilities
Payable for investments purchased Regular delivery	$ 3,383
Delayed delivery	14,343
Payable for fund shares redeemed	5,774
Distributions payable	3,492
Accrued management fee	1,128
Distribution fees payable	66
Other affiliated payables	1,154
Other payables and accrued expenses	167
Total liabilities		29,507

Net Assets		$ 4,603,533
Net Assets consist of:
Paid in capital		$ 4,482,154
Undistributed net investment income		248
Accumulated undistributed net realized gain (loss) on investments		(2,756)
Net unrealized appreciation (depreciation) on investments		123,887
Net Assets		$ 4,603,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($105,771 ÷ 10,410 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class T: Net Asset Value and redemption price per share ($11,516 ÷ 1,134 shares)	$ 10.16

Maximum offering price per share (100/96.00 of $10.16)	$ 10.58
Class B: Net Asset Value and offering price per share ($3,261 ÷ 321 shares)A	$ 10.16

Class C: Net Asset Value and offering price per share ($48,643 ÷ 4,786 shares)A	$ 10.16

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,774,792 ÷ 371,724 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($659,550 ÷ 64,860 shares)	$ 10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Interest		$ 150,834
Income from Fidelity Central Funds		53
Total income		150,887

Expenses
Management fee	$ 11,349
Transfer agent fees	3,359
Distribution fees	562
Accounting fees and expenses	601
Custodian fees and expenses	51
Independent trustees' compensation	13
Registration fees	407
Audit	61
Legal	11
Miscellaneous	183
Total expenses before reductions	16,597
Expense reductions	(108)	16,489
Net investment income		134,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,927)
Change in net unrealized appreciation (depreciation) on investment securities		169,227
Net gain (loss)		167,300
Net increase (decrease) in net assets resulting from operations		$ 301,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 134,398	$ 97,757
Net realized gain (loss)	(1,927)	(749)
Change in net unrealized appreciation (depreciation)	169,227	(81,765)
Net increase (decrease) in net assets resulting from operations	301,698	15,243
Distributions to shareholders from net investment income	(134,341)	(97,725)
Distributions to shareholders from net realized gain	-	(448)
Total distributions	(134,341)	(98,173)
Share transactions - net increase (decrease)	1,420,712	1,015,683
Redemption fees	119	140
Total increase (decrease) in net assets	1,588,188	932,893

Net Assets
Beginning of period	3,015,345	2,082,452
End of period (including undistributed net investment income of $248 and undistributed net investment income of $191, respectively)	$ 4,603,533	$ 3,015,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.325	.344	.357	.365	.060
Net realized and unrealized gain (loss)	.482	(.277)	.005	.003	.051
Total from investment operations	.807	.067	.362	.368	.111
Distributions from net investment income	(.327)	(.346)	(.357)	(.365)	(.061)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.327)	(.348)	(.372)	(.368)	(.101)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	8.43%	.69%	3.71%	3.77%	1.12%
Ratios to Average Net AssetsF,I
Expenses before reductions	.71%	.68%	.68%	.63%	.61%A
Expenses net of fee waivers, if any	.71%	.68%	.68%	.63%	.61%A
Expenses net of all reductions	.71%	.61%	.61%	.50%	.60%A
Net investment income	3.25%	3.55%	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,771	$ 43,347	$ 6,211	$ 1,811	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.328	.347	.355	.358	.050
Net realized and unrealized gain (loss)	.481	(.279)	.006	.004	.059
Total from investment operations	.809	.068	.361	.362	.109
Distributions from net investment income	(.329)	(.347)	(.356)	(.359)	(.059)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.329)	(.349)	(.371)	(.362)	(.099)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	8.46%	.70%	3.70%	3.71%	1.10%
Ratios to Average Net AssetsF,I
Expenses before reductions	.69%	.68%	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.69%	.68%	.68%	.68%	.78%A
Expenses net of all reductions	.68%	.63%	.63%	.59%	.76%A
Net investment income	3.28%	3.53%	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,516	$ 8,880	$ 5,282	$ 4,408	$ 411
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.261	.278	.289	.294	.047
Net realized and unrealized gain (loss)	.481	(.278)	.003	.002	.051
Total from investment operations	.742	-	.292	.296	.098
Distributions from net investment income	(.262)	(.279)	(.287)	(.293)	(.048)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.262)	(.281)	(.302)	(.296)	(.088)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnB,C,D	7.73%	0.00%	2.99%	3.02%	.99%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.35%	1.37%	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.35%	1.37%	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.35%	1.31%	1.30%	1.25%	1.35%A
Net investment income	2.61%	2.85%	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,261	$ 1,403	$ 546	$ 304	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,

2009

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeE	.252	.271	.283	.285	.046
Net realized and unrealized gain (loss)	.480	(.290)	.004	.012	.051
Total from investment operations	.732	(.019)	.287	.297	.097
Distributions from net investment income	(.252)	(.270)	(.282)	(.284)	(.047)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.252)	(.272)	(.297)	(.287)	(.087)
Redemption fees added to paid in capitalE	-J	.001	-J	-J	-J
Net asset value, end of period	$ 10.16	$ 9.68	$ 9.97	$ 9.98	$ 9.97
Total ReturnB,C,D	7.63%	(.18)%	2.93%	3.03%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.45%	1.45%	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.45%	1.45%	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.45%	1.39%	1.35%	1.34%	1.45%A
Net investment income	2.52%	2.78%	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,643	$ 15,286	$ 3,401	$ 1,365	$ 101
Portfolio turnover rateG	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.96	$ 9.97	$ 9.97	$ 10.15
Income from Investment Operations
Net investment incomeB	.355	.372	.381	.385	.385
Net realized and unrealized gain (loss)	.472	(.278)	.006	.002	(.131)
Total from investment operations	.827	.094	.387	.387	.254
Distributions from net investment income	(.357)	(.373)	(.382)	(.384)	(.384)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.050)
Total distributions	(.357)	(.375)	(.397)	(.387)	(.434)
Redemption fees added to paid in capitalB	-F	.001	-F	-F	-F
Net asset value, end of period	$ 10.15	$ 9.68	$ 9.96	$ 9.97	$ 9.97
Total ReturnA	8.65%	.96%	3.97%	3.97%	2.56%
Ratios to Average Net AssetsC,E
Expenses before reductions	.41%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.41%	.42%	.42%	.43%	.42%
Expenses net of all reductions	.41%	.38%	.37%	.34%	.36%
Net investment income	3.55%	3.79%	3.85%	3.88%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 3,775	$ 2,694	$ 2,013	$ 2,026	$ 1,941
Portfolio turnover rateD	5%	8%	18%	24%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,

2009

2008

2007

2006

2005G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 9.97	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment incomeD	.351	.369	.378	.382	.061
Net realized and unrealized gain (loss)	.481	(.276)	.006	.014	.052
Total from investment operations	.832	.093	.384	.396	.113
Distributions from net investment income	(.352)	(.372)	(.379)	(.383)	(.063)
Distributions from net realized gain	-	(.002)	(.015)	(.003)	(.040)
Total distributions	(.352)	(.374)	(.394)	(.386)	(.103)
Redemption fees added to paid in capitalD	-I	.001	-I	-I	-I
Net asset value, end of period	$ 10.17	$ 9.69	$ 9.97	$ 9.98	$ 9.97
Total ReturnB.C	8.69%	.96%	3.95%	4.06%	1.14%
Ratios to Average Net AssetsE,H
Expenses before reductions	.47%	.43%	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.47%	.43%	.44%	.49%	.48%A
Expenses net of all reductions	.46%	.36%	.39%	.36%	.47%A
Net investment income	3.50%	3.80%	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 659,550	$ 252,819	$ 53,884	$ 26,548	$ 179
Portfolio turnover rateF	5%	8%	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Annual Report

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Money Markets Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions, and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 141,722,425
Gross unrealized depreciation	(17,611,679)
Net unrealized appreciation (depreciation)	$ 124,110,746

Tax Cost	$ 4,346,488,726

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 25,893
Capital loss carryforward	$ (2,359,112)
Net unrealized appreciation (depreciation)	$ 124,110,746

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Tax-exempt Income	$ 134,341,169	$ 97,725,052
Ordinary Income	-	448,074
Total	$ 134,341,169	$ 98,173,126

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,546,191,346 and $182,221,555, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .30% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 193,238	$ 34,230
Class T	-%	.25%	27,890	484
Class B	.65%	.25%	23,667	17,194
Class C	.75%	.25%	316,709	215,684
			$ 561,504	$ 267,592

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66,889
Class T	3,842
Class B*	7,415
Class C*	16,655
$ 94,801

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

	Amount	% of Average Net Assets
Class A	$ 100,006.13
Class T	11,516.10
Class B	3,236.12
Class C	37,517.12
Intermediate Municipal Income	2,641,159.08
Institutional Class	565,848.13
	$ 3,359,282

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,539 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $50,807 and $56,780 respectively.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2009	2008
From net investment income
Class A	$ 2,491,956	$ 652,391
Class T	366,253	219,437
Class B	68,139	23,358
Class C	782,050	235,783
Intermediate Municipal Income	115,997,749	92,047,171
Institutional Class	14,635,022	4,546,912
Total	$ 134,341,169	$ 97,725,052
From net realized gain
Class A	$ -	$ 1,433
Class T	-	1,131
Class B	-	116
Class C	-	845
Intermediate Municipal Income	-	432,565
Institutional Class	-	11,984
Total	$ -	$ 448,074

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class A
Shares sold	8,099,526	4,505,501	$ 81,130,573	$ 43,996,512
Reinvestment of distributions	182,288	55,413	1,830,974	540,757
Shares redeemed	(2,349,668)	(706,493)	(23,608,841)	(6,832,557)
Net increase (decrease)	5,932,146	3,854,421	$ 59,352,706	$ 37,704,712
Class T
Shares sold	484,465	532,466	$ 4,826,668	$ 5,180,226
Reinvestment of distributions	27,497	16,435	275,473	161,075
Shares redeemed	(295,668)	(161,487)	(2,970,099)	(1,557,092)
Net increase (decrease)	216,294	387,414	$ 2,132,042	$ 3,784,209
Class B
Shares sold	227,416	127,114	$ 2,268,300	$ 1,249,257
Reinvestment of distributions	3,242	1,393	32,546	13,635
Shares redeemed	(54,719)	(38,384)	(550,656)	(381,248)
Net increase (decrease)	175,939	90,123	$ 1,750,190	$ 881,644

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2009	2008	2009	2008
Class C
Shares sold	3,787,098	1,487,099	$ 37,982,193	$ 14,542,452
Reinvestment of distributions	44,152	13,363	444,253	130,558
Shares redeemed	(623,933)	(263,093)	(6,247,315)	(2,540,494)
Net increase (decrease)	3,207,317	1,237,369	$ 32,179,131	$ 12,132,516
Intermediate Municipal Income
Shares sold	184,098,343	153,563,928	$ 1,841,939,859	$ 1,507,415,406
Reinvestment of distributions	8,388,027	6,914,479	84,106,940	67,815,139
Shares redeemed	(99,153,418)	(84,220,199)	(990,733,666)	(818,304,848)
Net increase (decrease)	93,332,952	76,258,208	$ 935,313,133	$ 756,925,697
Institutional Class
Shares sold	51,268,566	28,833,283	$ 514,856,932	$ 282,851,031
Reinvestment of distributions	996,959	280,894	10,043,690	2,744,308
Shares redeemed	(13,500,147)	(8,422,717)	(134,915,037)	(81,341,689)
Net increase (decrease)	38,765,378	20,691,460	$ 389,985,585	$ 204,253,650

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 5.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Intermediate Municipal Income (retail class) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Intermediate Municipal Income (retail class) and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Intermediate Municipal Income (retail class) of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class, and Fidelity Intermediate Municipal Income (retail class) ranked below its competitive median for 2008 and the total expenses of Class C ranked equal to its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-UANN-0210
1.820143.104

Fidelity®
Strategic Income
Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Strategic Income Fund	31.77%	6.55%	8.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Risk taking was mightily rewarded during the year ending December 31, 2009, and the bond markets were no exception. Improving conditions in the credit markets and early signs of stabilization in some leading economic indicators sparked greater demand for bonds farther out on the risk spectrum, reversing the steep demand for Treasuries seen in 2008 and early 2009. Fixed-income categories that typically present the greatest risk of default, such as high-yield bonds and emerging-markets debt, performed the best. Consequently, safer havens such as government bonds did poorly, as reflected by the 2.20% decline of the Barclays Capital U.S. Government Bond Index. By comparison, the below-investment-grade high-yield bond market produced the highest returns for the period, as evidenced by the 58.10% advance of The BofA Merrill Lynch US High Yield Constrained IndexSM. Foreign bonds also showed improvement during the year - fueled in part by currency gains - with emerging-markets debt making a notable comeback. The JPMorgan Emerging Markets Bond Index (EMBI) Global gained 28.18%. Higher-quality sovereign debt issued by the developed economies of the world also fared well, as illustrated by the 8.26% gain of the Citigroup® Non-U.S. Group of 7 Index.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity® Strategic Income Fund: During the year, the fund returned 31.77%, outpacing the 25.83% gain of the Fidelity Strategic Income Composite Index. While the fund's asset allocation and a small cash position were modest detractors, those negatives were more than offset by favorable security selection within the underlying subportfolios. All four sleeves handily beat their respective indexes. The emerging-markets debt category was a notable standout, outpacing its benchmark by a considerable margin to become the biggest contributor to relative performance. Strong holdings and a sizable overweighting in Argentina proved to be hugely rewarding for this subportfolio. Rock-solid security selection in the strong-performing technology sector and favorable positioning in lower-quality bonds helped the high-yield debt category deliver the fund's best absolute return for the period. Elsewhere, the U.S. government bond category provided the only negative absolute return for the year - a modest one at that. However, the subportfolio managed to outperform its benchmark due to favorable security selection among Treasury and agency securities. Lastly, the developed-markets debt sleeve also contributed to relative results, fueled by superior sector selection and currency gains.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Actual	.73%	$ 1,000.00	$ 1,136.70	$ 3.93
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.53	$ 3.72
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.5	14.5
German Federal Republic	3.1	1.4
Freddie Mac	2.9	3.8
Argentine Republic	2.4	2.2
Canadian Government	2.4	2.3
	29.3
Top Five Market Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.6	10.3
Financials	7.8	6.5
Telecommunication Services	7.4	7.0
Materials	4.7	4.8
Energy	4.2	4.1
Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
U.S. Government and U.S. Government Agency Obligations† 27.2%	U.S. Government and U.S. Government Agency Obligations† 26.2%
AAA,AA,A 13.5%	AAA,AA,A 11.4%
BBB 5.0%	BBB 4.5%
BB 11.1%	BB 11.6%
B 20.9%	B 21.3%
CCC,CC,C 11.7%	CCC,CC,C 11.9%
D 0.5%	D 1.3%
Not Rated 4.2%	Not Rated 4.4%
Equities 0.6%	Equities 0.1%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 7.3%

† Includes FDIC guaranteed corporate securities.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of December 31, 2009*		As of June 30, 2009**
	Preferred Securities 0.6%		Preferred Securities 0.6%
	Corporate Bonds 35.9%		Corporate Bonds 34.4%
	U.S. Government and U.S. Government Agency Obligations† 27.2%		U.S. Government and U.S. Government Agency Obligations† 26.2%
	Foreign Government & Government Agency Obligations 19.2%		Foreign Government & Government Agency Obligations 19.5%
	Floating Rate Loans 10.4%		Floating Rate Loans 11.6%
	Stocks 0.6%		Stocks 0.1%
	Other Investments 0.8%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	33.2%	** Foreign investments	32.2%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.3)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments December 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 35.6%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15(f)		$ 10,541	$ 11,594
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	1,876
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		6,150	5,352
TOTAL ENERGY			7,228
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp.:
0.75% 8/1/27		820	791
1.25% 2/15/27		700	604
			1,395
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		326	322
6% 5/1/15		5,075	4,549
ON Semiconductor Corp. 0% 4/15/24		620	645
			5,516
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	21,194
TOTAL CONVERTIBLE BONDS			46,927
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - 35.0%
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.3%
Affinia Group, Inc.:
9% 11/30/14		$ 3,480	$ 3,358
10.75% 8/15/16 (f)		650	704
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,210	2,387
Tenneco, Inc.:
8.125% 11/15/15		970	981
8.625% 11/15/14		9,524	9,524
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,845	4,239
TRW Automotive, Inc.:
7% 3/15/14 (f)		280	274
7.25% 3/15/17 (f)		200	194
8.875% 12/1/17 (f)		1,385	1,423
			23,084
Automobiles - 0.2%
General Motors Corp.:
6.75% 5/1/28 (b)		8,428	2,149
7.125% 7/15/13 (b)		2,365	615
7.2% 1/15/11 (b)		1,100	292
7.4% 9/1/25 (b)		4,840	1,210
7.7% 4/15/16 (b)		6,815	1,772
8.1% 6/15/24 (b)		2,195	571
8.25% 7/15/23 (b)		8,935	2,368
8.375% 7/15/33 (b)		9,095	2,456
8.8% 3/1/21 (b)		650	171
			11,604
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		850	827
Hotels, Restaurants & Leisure - 1.7%
Carrols Corp. 9% 1/15/13		4,090	4,151
Harrah's Operating Co., Inc. 11.25% 6/1/17 (f)		16,695	17,467
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)		1,235	1,291
Lottomatica SpA 5.375% 12/5/16	EUR	500	712
MGM Mirage, Inc.:
5.875% 2/27/14		5,130	4,104
6.625% 7/15/15		16,965	13,233
6.75% 9/1/12		2,510	2,234
6.75% 4/1/13		9,340	8,009
6.875% 4/1/16		2,550	1,938
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16		$ 11,675	$ 9,107
7.625% 1/15/17		6,900	5,348
10.375% 5/15/14 (f)		2,210	2,409
11.125% 11/15/17 (f)		16,035	17,719
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		4,140	2,691
11.5% 11/1/17 (f)		6,275	6,369
Scientific Games Corp. 6.25% 12/15/12		880	865
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	1,035
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		4,920	5,240
Station Casinos, Inc.:
6% 4/1/12 (b)		7,970	1,205
6.5% 2/1/14 (b)		9,994	50
6.625% 3/15/18 (b)		10,340	52
6.875% 3/1/16 (b)		10,977	55
7.75% 8/15/16 (b)		12,080	1,888
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	3,165
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		2,705	2,648
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,119
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		770	77
12.75% 1/15/13 (b)		1,435	29
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		978	533
			119,743
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		2,705	2,708
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (f)		5,455	5,700
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,161
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,365	1,519
			16,088
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		1,345	1,382
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	970
			2,352
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 3.0%
AMC Entertainment, Inc. 11% 2/1/16		$ 2,570	$ 2,673
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		4,535	4,960
CanWest Media, Inc. 8% 9/15/12 (b)		584	486
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		17,902	21,079
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (f)(i)		7,085	7,280
10.875% 9/15/14 (e)(f)		10,415	11,613
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,190	1,254
5.5% 9/15/14		1,680	1,100
5.5% 12/15/16		1,595	885
5.75% 1/15/13		2,650	2,100
6.25% 3/15/11		135	126
6.875% 6/15/18		1,075	583
10.75% 8/1/16		19,145	15,125
11.75% 8/1/16 pay-in-kind (e)		3,605	2,506
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,330	1,357
Series B 9.25% 12/15/17 (f)		5,320	5,480
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	11,065
7% 10/1/13		7,825	8,060
7.125% 2/1/16		25,725	26,240
7.75% 5/31/15		12,900	13,545
Haights Cross Communications, Inc. 12.5% 8/15/11 (b)(e)		2,480	149
iesy Repository GmbH 10.375% 2/15/15 (f)		1,300	1,352
Interpublic Group of Companies, Inc. 10% 7/15/17		2,105	2,337
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,796
8.5% 7/15/29		1,730	1,585
MDC Partners, Inc. 11% 11/1/16 (f)		755	785
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	647
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		5,195	5,292
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		6,000	5,490
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
10% 8/1/14		$ 7,525	$ 7,826
11.5% 5/1/16		3,900	4,358
11.625% 2/1/14		2,005	2,253
Rainbow National Services LLC:
8.75% 9/1/12 (f)		4,230	4,304
10.375% 9/1/14 (f)		6,430	6,752
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,820
The Reader's Digest Association, Inc. 9% 2/15/17 (b)		2,710	34
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		25,925	24,758
Univision Communications, Inc. 12% 7/1/14 (f)		6,185	6,804
WPP Finance SAS 5.25% 1/30/15	EUR	700	1,030
			216,889
Multiline Retail - 0.2%
Marks & Spencer PLC 6.125% 12/2/19	GBP	600	951
Matahari International Finance Co. BV 10.75% 8/7/12		6,435	6,692
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)		4,407	4,275
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		5,575	5,143
			17,061
Specialty Retail - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15		2,340	1,989
10.375% 6/1/15 pay-in-kind (i)		3,206	2,472
Michaels Stores, Inc.:
0% 11/1/16 (d)		400	328
10% 11/1/14		9,330	9,610
Staples, Inc. 9.75% 1/15/14		5,447	6,637
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		7,960	8,637
			29,673
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		1,535	1,612
9.75% 1/15/15		1,070	1,118
			2,730
TOTAL CONSUMER DISCRETIONARY			440,051
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	1,300	$ 2,340
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		$ 280	286
16% 3/27/12		150	138
16% 3/27/12 (f)		4,287	3,944
			6,708
Food & Staples Retailing - 0.4%
Rite Aid Corp.:
7.5% 3/1/17		4,875	4,583
8.625% 3/1/15		700	609
9.375% 12/15/15		4,175	3,674
9.5% 6/15/17		5,080	4,420
10.25% 10/15/19 (f)		1,665	1,757
10.375% 7/15/16		9,525	10,144
Wal-Mart Stores, Inc. 4.875% 9/21/29	EUR	1,100	1,549
			26,736
Food Products - 0.3%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,645	1,688
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		520	5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		4,120	4,666
Michael Foods, Inc. 8% 11/15/13		610	621
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		428	426
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	345
10.625% 4/1/17		840	874
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)		4,290	3,990
Smithfield Foods, Inc.:
7.75% 7/1/17		2,530	2,334
10% 7/15/14 (f)		4,705	5,058
			20,007
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	324
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 700	$ 686
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,450	3,562
			4,248
TOTAL CONSUMER STAPLES			58,023
ENERGY - 3.9%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,240
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,548
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,415	4,658
			10,446
Oil, Gas & Consumable Fuels - 3.8%
Adaro Indonesia PT 7.625% 10/22/19 (f)		2,720	2,700
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		3,570	3,945
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	6,258
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,630
10.25% 6/1/14		1,820	1,966
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	4,112
8.875% 2/1/17		3,315	2,954
Chesapeake Energy Corp.:
6.5% 8/15/17		16,265	15,940
6.875% 11/15/20		17,670	17,052
7.25% 12/15/18		6,070	6,131
7.625% 7/15/13		2,665	2,792
9.5% 2/15/15		4,445	4,878
Concho Resources, Inc. 8.625% 10/1/17		1,850	1,943
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		3,990	3,671
Continental Resources, Inc. 8.25% 10/1/19 (f)		770	809
Denbury Resources, Inc. 9.75% 3/1/16		1,310	1,398
DONG Energy A/S 4.875% 12/16/21	EUR	1,250	1,768
Drummond Co., Inc.:
7.375% 2/15/16		2,060	2,019
9% 10/15/14 (f)		2,885	3,015
EXCO Resources, Inc. 7.25% 1/15/11		880	879
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. 8% 12/15/11		$ 190	$ 198
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,050	1,533
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,563
InterNorth, Inc. 9.625% 3/16/06 (b)		1,490	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		4,190	4,504
9.125% 7/2/18 (f)		3,265	3,608
11.75% 1/23/15 (f)		4,235	5,103
Mariner Energy, Inc.:
7.5% 4/15/13		2,305	2,293
8% 5/15/17		4,020	3,824
11.75% 6/30/16		4,055	4,521
Massey Energy Co. 6.875% 12/15/13		4,590	4,584
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,160	2,647
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		2,295	2,088
OPTI Canada, Inc.:
7.875% 12/15/14		7,540	6,183
8.25% 12/15/14		1,075	890
9% 12/15/12 (f)		2,725	2,752
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,408
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	963
6.625% 6/15/35		2,285	2,176
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,250	1,284
Petrohawk Energy Corp.:
7.875% 6/1/15		6,745	6,812
9.125% 7/15/13		5,460	5,692
Petroleos de Venezuela SA:
5.25% 4/12/17		45,350	24,716
5.375% 4/12/27		14,510	6,421
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		2,590	2,402
Petroleum Development Corp. 12% 2/15/18		3,785	3,903
Petroleum Export Ltd.:
4.623% 6/15/10		72	71
4.633% 6/15/10		270	266
5.265% 6/15/11 (Reg. S)		1,780	1,753
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	7,386
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. 10% 3/1/16		$ 8,015	$ 8,716
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,757
Range Resources Corp. 7.375% 7/15/13		2,945	3,004
SandRidge Energy, Inc.:
8% 6/1/18 (f)		2,374	2,315
8.625% 4/1/15 pay-in-kind (i)		4,339	4,328
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,409
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,274
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		3,605	3,984
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	1,373
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,359
7.5% 4/1/17		4,605	5,107
7.625% 4/1/37		1,550	1,741
8% 2/1/16		915	1,051
8.375% 6/15/32		1,570	1,864
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		10,670	11,177
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	323
8.875% 7/15/12		1,400	1,617
Venoco, Inc. 11.5% 10/1/17 (f)		2,955	3,103
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	4,513
YPF SA 10% 11/2/28		7,420	7,364
			273,784
TOTAL ENERGY			284,230
FINANCIALS - 6.5%
Capital Markets - 0.3%
3i Group PLC 0.918% 6/8/12 (i)	EUR	350	453
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (i)	EUR	1,250	1,778
Goldman Sachs Group, Inc. 4.75% 10/12/21	EUR	1,300	1,691
HSBC Bank PLC:
3.75% 11/30/16	EUR	3,750	5,330
5.75% 6/27/17 (e)	GBP	1,010	1,686
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.5% 10/29/14	EUR	1,700	$ 2,453
5.5% 10/2/17	EUR	1,000	1,460
UBS AG London Branch 6.375% 7/20/16	GBP	1,900	3,252
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,410
WestLB AG 3.5% 9/3/12	EUR	850	1,227
			20,740
Commercial Banks - 1.3%
African Export-Import Bank 8.75% 11/13/14		2,565	2,706
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	2,700	3,823
Barclays Bank PLC 10% 5/21/21	GBP	870	1,720
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	3,700	5,451
Commonwealth Bank of Australia 5.5% 8/6/19	EUR	2,450	3,731
Development Bank of Philippines 8.375% (i)		$ 5,150	5,227
DnB NOR Bank ASA 4.5% 5/29/14	EUR	1,300	1,954
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		18,080	15,458
Export-Import Bank of India 0.7863% 6/7/12 (i)	JPY	290,000	3,006
Fortis Banque SA 5.757% 10/4/17	EUR	1,000	1,511
HBOS Treasury Services PLC 0.6229% 1/19/10 (i)	CAD	1,500	1,428
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		10,520	10,730
Intesa Sanpaolo SpA 5% 9/23/19	EUR	2,500	3,645
KBC IFIMA NV 4.5% 9/17/14	EUR	1,950	2,834
Landesbank Berlin AG 5.875% 11/25/19	EUR	2,050	2,914
Rabobank Nederland:
0.856% 7/28/15 (i)	EUR	1,000	1,384
4% 9/10/15	GBP	3,950	6,446
4.75% 1/15/18	EUR	1,750	2,646
RSHB Capital SA 9% 6/11/14 (f)		1,400	1,582
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (i)	GBP	1,750	2,971
Societe Generale SCF 4% 7/7/16	EUR	3,000	4,399
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	2,700	4,038
US Bank NA, Cincinnati 4.375% 2/28/17 (i)	EUR	1,250	1,718
Wachovia Bank NA 6% 5/23/13	EUR	1,900	2,938
Wachovia Corp. 4.375% 8/1/16	EUR	800	1,141
Wells Fargo & Co. 7.98% (i)		1,675	1,675
			97,076
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 2.1%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		$ 1,290	$ 942
American Express Credit Corp. 5.375% 10/1/14	GBP	2,300	3,728
Ford Motor Credit Co. LLC:
7% 10/1/13		4,300	4,294
7.25% 10/25/11		9,980	10,079
7.375% 2/1/11		620	633
7.5% 8/1/12		7,875	7,954
8% 6/1/14		4,190	4,334
8% 12/15/16		21,110	21,138
12% 5/15/15		10,075	11,737
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	9,855
8% 11/1/31		6,005	5,403
GMAC LLC:
6% 4/1/11 (f)		1,200	1,182
6.75% 12/1/14 (f)		3,485	3,276
8% 11/1/31 (f)		54,434	49,263
GMAC, Inc. 1.75% 10/30/12		19,849	19,720
SLM Corp. 0.914% 12/15/10 (i)	EUR	1,000	1,346
			154,884
Diversified Financial Services - 1.4%
Bank of America Corp.:
4% 3/28/18 (i)	EUR	1,550	1,995
4.75% 5/6/19	EUR	500	650
6.125% 9/15/21	GBP	2,050	3,266
7% 6/15/16	EUR	1,900	3,042
8% (i)		4,410	4,256
8.125% (i)		6,040	5,829
BAT International Finance PLC:
4.875% 2/24/21	EUR	550	788
5.375% 6/29/17	EUR	750	1,144
6% 11/24/34	GBP	1,100	1,782
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,300	1,406
Broadgate PLC 1.3431% 10/5/25 (i)	GBP	655	720
CIT Group, Inc.:
7% 5/1/13		1,546	1,453
7% 5/1/14		2,319	2,122
7% 5/1/15		2,319	2,076
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
7% 5/1/16		$ 3,865	$ 3,382
7% 5/1/17		5,412	4,695
Cloverie PLC 7.5% 7/24/39 (i)	EUR	900	1,412
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	200	346
8.151% 12/31/30	GBP	390	687
Finmeccanica Finance SA 5.25% 1/21/22	EUR	1,700	2,475
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,498
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,753
Greene King Finance PLC Series A1, 0.9856% 6/15/31 (i)	GBP	1,000	1,244
Imperial Tobacco Finance 8.375% 2/17/16	EUR	2,335	4,045
International Lease Finance Corp.:
5.625% 9/20/13		1,840	1,443
6.625% 11/15/13		7,760	6,247
Linde Finance BV 6.75% 12/8/15	EUR	1,400	2,331
NCO Group, Inc. 11.875% 11/15/14		1,985	1,519
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	61,674	1,974
Severn Trent Utilities Finance PLC 5.25% 3/11/16	EUR	2,100	3,192
TMK Capital SA 10% 7/29/11		8,900	9,133
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	900	1,332
UPC Germany GmbH 8.125% 12/1/17 (f)		6,420	6,484
UT2 Funding PLC 5.321% 6/30/16 (b)	EUR	350	318
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	772
4.375% 5/19/14	EUR	550	799
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		11,985	11,676
			100,286
Insurance - 0.5%
American International Group, Inc.:
4.25% 5/15/13		1,505	1,390
5.05% 10/1/15		2,475	2,065
5.45% 5/18/17		7,680	6,127
5.6% 10/18/16		4,260	3,525
5.85% 1/16/18		1,340	1,100
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
American International Group, Inc.: - continued
8.25% 8/15/18		$ 4,540	$ 4,262
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	2,000	2,922
Eureko BV:
5.125% (i)	EUR	1,930	1,962
7.375% 6/16/14	EUR	1,180	1,898
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (i)	EUR	2,000	2,080
Mapfre SA 5.921% 7/24/37 (i)	EUR	1,100	1,335
Old Mutual PLC:
4.5% 1/18/17 (i)	EUR	1,200	1,311
5% 1/21/16 (i)	GBP	350	478
7.125% 10/19/16	GBP	1,350	2,156
USI Holdings Corp. 4.1475% 11/15/14 (f)(i)		823	676
			33,287
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (b)		4,120	3,960
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		8,425	8,393
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,517
8.625% 1/15/12		3,610	3,736
Ventas Realty LP 6.5% 6/1/16		775	750
			18,356
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		5,340	5,967
Realogy Corp.:
10.5% 4/15/14		33,160	28,766
11.75% 4/15/14 pay-in-kind (i)		3,817	3,052
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		5,520	5,575
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,711
			45,071
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.314% (i)	EUR	900	$ 966
4.604% (i)	EUR	1,650	1,877
			2,843
TOTAL FINANCIALS			472,543
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		$ 1,380	1,459
Health Care Providers & Services - 1.1%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		6,320	6,936
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (i)		10,859	9,532
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,546
DaVita, Inc. 6.625% 3/15/13		470	472
HCA, Inc.:
5.75% 3/15/14		2,795	2,617
6.25% 2/15/13		1,385	1,347
6.375% 1/15/15		910	859
6.5% 2/15/16		3,410	3,214
6.75% 7/15/13		1,390	1,369
9.125% 11/15/14		6,635	7,000
9.25% 11/15/16		14,550	15,605
HealthSouth Corp. 8.125% 2/15/20		6,585	6,486
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,395	4,417
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,755
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	298
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,287
Tenet Healthcare Corp.:
9.25% 2/1/15		1,090	1,155
9.875% 7/1/14		5,023	5,287
United Surgical Partners International, Inc. 8.875% 5/1/17		705	721
			73,903
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		$ 5,110	$ 4,880
Leiner Health Products, Inc. 11% 6/1/12 (b)		2,435	0*
Pfizer, Inc. 5.75% 6/3/21	EUR	2,650	4,247
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,550	2,610
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,300	3,603
			15,340
TOTAL HEALTH CARE			90,702
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		730	555
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		2,305	2,478
GeoEye, Inc. 9.625% 10/1/15 (f)		910	936
Safran SA 4% 11/26/14	EUR	2,200	3,153
			7,122
Airlines - 0.5%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,340	4,817
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,035	5,564
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		730	646
Continental Airlines, Inc. 7.25% 11/10/19		4,520	4,599
Delta Air Lines, Inc.:
7.9% 12/15/49 (a)		15,695	157
9.5% 9/15/14 (f)		1,355	1,387
10% 8/15/08 (a)		1,130	11
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,782	7,383
8.021% 8/10/22		3,971	3,485
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	13
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	9
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,964	1,728
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
8.028% 11/1/17		$ 839	$ 730
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,575	7,783
			38,318
Building Products - 0.2%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,600	2,683
Nortek, Inc. 11% 12/1/13		9,602	10,131
			12,814
Commercial Services & Supplies - 0.3%
ACCO Brands Corp. 10.625% 3/15/15 (f)		520	572
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	200
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	297
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,275	1,367
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	2,414
International Lease Finance Corp.:
4.75% 1/13/12		2,210	1,866
5% 9/15/12		2,405	2,017
Iron Mountain, Inc. 6.625% 1/1/16		14,115	13,833
The Geo Group, Inc. 7.75% 10/15/17 (f)		1,165	1,194
			23,760
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,620
Odebrecht Finance Ltd. 7% 4/21/20 (f)		2,455	2,484
			4,104
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		930	930
General Cable Corp. 7.125% 4/1/17		610	599
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	878
			2,407
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,000	4,294
Sequa Corp.:
11.75% 12/1/15 (f)		9,105	8,513
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp.: - continued
13.5% 12/1/15 pay-in-kind (f)		$ 3,704	$ 3,445
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (i)	GBP	950	1,477
			17,729
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,396
Cummins, Inc. 7.125% 3/1/28		1,825	1,800
Navistar International Corp. 8.25% 11/1/21		2,740	2,795
Terex Corp. 10.875% 6/1/16		4,115	4,568
			10,559
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,240	2,313
9.5% 12/15/14		4,620	4,597
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,364
US Shipping Partners LP 13% 8/15/14 (b)		2,855	0*
			9,274
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,463
7.625% 12/1/13		1,540	1,505
12.5% 4/1/16		6,880	7,912
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,080	902
TFM SA de CV 9.375% 5/1/12		9,990	10,315
			22,097
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,400	2,153
Penhall International Corp. 12% 8/1/14 (f)		1,360	870
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)		8,455	8,006
			11,029
Transportation Infrastructure - 0.2%
Atlantia SpA 5.625% 5/6/16	EUR	2,100	3,268
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - continued
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (i)	EUR	2,150	$ 2,765
Trico Shipping AS 11.875% 11/1/14 (f)		$ 8,170	8,558
			14,591
TOTAL INDUSTRIALS			173,804
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.3%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,860
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	12,953
6.5% 1/15/28		7,515	5,345
ViaSat, Inc. 8.875% 9/15/16 (f)		1,190	1,226
			22,384
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,150	1,271
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		3,575	3,414
12.25% 11/15/15 pay-in-kind (i)		815	768
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,922
Unisys Corp.:
12.5% 1/15/16		2,625	2,717
12.75% 10/15/14 (f)		377	437
14.25% 9/15/15 (f)		302	352
			14,610
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,100	3,085
Amkor Technology, Inc.:
7.125% 3/15/11		115	118
7.75% 5/15/13		820	834
9.25% 6/1/16		6,190	6,546
Avago Technologies Finance Ltd. 11.875% 12/1/15		5,285	5,820
Freescale Semiconductor, Inc.:
8.875% 12/15/14		17,120	15,922
9.875% 12/15/14 pay-in-kind (i)		26,632	23,379
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,855	4
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV:
3.0344% 10/15/13 (i)		$ 17,850	$ 15,083
7.875% 10/15/14		23,435	21,443
9.5% 10/15/15		5,865	5,044
Spansion LLC 11.25% 1/15/16 (b)(f)		3,550	3,838
Viasystems, Inc.:
10.5% 1/15/11		5,785	5,792
12% 1/15/15 (f)		3,575	3,825
			110,733
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	596
TOTAL INFORMATION TECHNOLOGY			149,594
MATERIALS - 3.6%
Chemicals - 0.8%
Akzo Nobel Sweden Finance AB 7.75% 1/31/14	EUR	1,000	1,649
Ashland, Inc. 9.125% 6/1/17 (f)		2,000	2,185
Chemtura Corp. 6.875% 6/1/16 (b)		970	1,028
Georgia Gulf Corp. 9% 1/15/17 (f)		5,150	5,202
MacDermid, Inc. 9.5% 4/15/17 (f)		450	446
Momentive Performance Materials, Inc.:
9.75% 12/1/14		23,880	22,985
10.875% 12/1/14 pay-in-kind (i)		6,599	6,142
11.5% 12/1/16		12,335	10,916
NOVA Chemicals Corp.:
3.6494% 11/15/13 (i)		1,030	937
6.5% 1/15/12		4,615	4,615
Solutia, Inc. 8.75% 11/1/17		975	1,016
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,375
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		2,900	2,378
			60,874
Construction Materials - 0.1%
Headwaters, Inc. 11.375% 11/1/14 (f)		910	949
Lafarge SA 8.75% 5/30/17	GBP	1,850	3,371
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,250	2,007
			6,327
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13		$ 920	$ 881
Berry Plastics Holding Corp.:
4.1286% 9/15/14 (i)		505	399
8.875% 9/15/14		15,675	15,009
10.25% 3/1/16		3,380	2,941
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		2,895	3,185
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,664
7.5% 12/15/96		4,010	3,018
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,035	911
Rexam PLC 4.375% 3/15/13	EUR	900	1,307
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,175	4,560
Temple-Inland, Inc.:
6.625% 1/15/16		130	133
7.875% 5/1/12		2,955	3,190
Vitro SAB de CV:
8.625% 2/1/12 (b)		21,360	9,185
9.125% 2/1/17 (b)		2,000	860
			49,243
Metals & Mining - 1.8%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(i)		2,510	13
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		4,435	5,167
CSN Islands XI Corp. 6.875% 9/21/19 (f)		4,985	4,990
Edgen Murray Corp. 12.25% 1/15/15 (f)		7,655	7,502
Evraz Group SA 8.875% 4/24/13 (f)		7,745	7,745
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,270	4,441
10.625% 9/1/16 (f)		29,930	32,923
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		3,680	4,007
8.375% 4/1/17		22,140	24,243
International Steel Group, Inc. 6.5% 4/15/14		6,710	7,162
Ispat Inland ULC 9.75% 4/1/14		1,385	1,454
Novelis, Inc. 11.5% 2/15/15 (f)		1,010	1,071
RathGibson, Inc. 11.25% 2/15/14 (b)		2,510	806
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.75% 4/1/15		$ 3,601	$ 3,574
7.375% 11/1/12		685	707
8.25% 4/15/16		690	718
Teck Resources Ltd.:
9.75% 5/15/14		5,035	5,822
10.25% 5/15/16		6,415	7,289
10.75% 5/15/19		7,510	8,787
			128,421
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		510	500
NewPage Corp.:
6.5306% 5/1/12 (i)		2,460	1,673
11.375% 12/31/14 (f)		4,155	4,217
Solo Cup Co. 8.5% 2/15/14		1,770	1,730
Stone Container Corp. 8.375% 7/1/12 (b)		2,665	2,359
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (f)		3,150	3,465
			13,944
TOTAL MATERIALS			258,809
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 3.9%
Alestra SA de RL de CV 11.75% 8/11/14 (f)		2,170	2,409
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,255
9% 8/15/31		3,545	3,483
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		26,050	26,343
France Telecom SA 5% 1/22/14	EUR	700	1,070
Global Crossing Ltd. 12% 9/15/15 (f)		15,635	17,081
Global Village Telecom Finance LLC 12% 6/30/11 (f)		7,010	7,203
Intelsat Bermuda Ltd.:
11.25% 2/4/17 (f)		12,295	12,234
12.5% 2/4/17 pay-in-kind (e)(f)		33,728	31,510
Intelsat Corp.:
9.25% 8/15/14		4,305	4,413
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Corp.: - continued
9.25% 6/15/16		$ 7,325	$ 7,581
Intelsat Ltd. 11.25% 6/15/16		20,070	21,625
Koninklijke KPN NV 5.625% 9/30/24	EUR	2,450	3,679
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		4,920	5,117
Qwest Communications International, Inc.:
7.5% 2/15/14		3,565	3,578
Qwest Corp. 8.375% 5/1/16		6,780	7,255
Sprint Capital Corp.:
6.875% 11/15/28		53,275	44,285
6.9% 5/1/19		4,780	4,398
8.75% 3/15/32		34,384	32,407
Telecom Italia SpA 7.375% 12/15/17	GBP	2,250	4,051
Telefonica Emisiones SAU 5.289% 12/9/22	GBP	2,700	4,261
U.S. West Communications:
6.875% 9/15/33		2,265	1,993
7.25% 9/15/25		420	389
7.25% 10/15/35		1,205	1,030
7.5% 6/15/23		360	336
Wind Acquisition Finance SA:
10.75% 12/1/15 (f)		10,215	10,879
11.75% 7/15/17 (f)		20,950	22,731
			283,596
Wireless Telecommunication Services - 2.5%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,805	3,848
Digicel Group Ltd.:
8.875% 1/15/15 (f)		17,780	17,291
9.125% 1/15/15 pay-in-kind (f)(i)		6,309	6,206
12% 4/1/14 (f)		11,685	13,058
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		3,755	3,835
9.5% 6/15/16		16,115	17,283
11.5% 6/15/16		4,145	4,456
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		17,225	17,549
8.875% 1/15/15		10,070	10,372
Millicom International Cellular SA 10% 12/1/13		13,520	13,993
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Mobile Telesystems Finance SA 8% 1/28/12 (f)		$ 6,720	$ 7,039
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	7,325
7.375% 8/1/15		4,350	4,230
NII Capital Corp. 10% 8/15/16 (f)		13,810	14,466
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		8,465	7,703
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	9,076
Sprint Nextel Corp. 6% 12/1/16		5,280	4,818
Telecom Personal SA 9.25% 12/22/10 (f)		5,035	5,236
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		8,980	9,519
			177,303
TOTAL TELECOMMUNICATION SERVICES			460,899
UTILITIES - 1.9%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,085
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		130	124
Enel Finance International SA 5% 9/14/22	EUR	1,250	1,841
Intergen NV 9% 6/30/17 (f)		6,890	7,183
Majapahit Holding BV:
7.75% 10/17/16		3,625	3,806
7.75% 1/20/20 (f)		3,085	3,232
8% 8/7/19 (f)		2,055	2,173
National Power Corp. 6.875% 11/2/16 (f)		4,625	4,879
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		5,105	4,084
Series B, 10.25% 11/1/15		2,165	1,732
11.25% 11/1/16 pay-in-kind		1,651	1,142
			33,281
Gas Utilities - 0.6%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,200	1,846
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,665	5,382
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Intergas Finance BV: - continued
6.875% 11/4/11 (Reg. S)		$ 11,920	$ 12,129
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,957
8% 3/1/32		7,365	8,470
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		9,170	8,161
			45,945
Independent Power Producers & Energy Traders - 0.5%
Energy Future Holdings:
10.875% 11/1/17		34,870	28,245
12% 11/1/17 pay-in-kind (i)		6,067	4,124
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		3,980	0*
6.4% 7/15/06 (b)		5,595	3
6.625% 11/15/05 (b)		3,510	2
6.725% 11/17/08 (b)(i)		1,090	0*
6.75% 8/1/09 (b)		880	0*
6.875% 10/15/07 (b)		2,120	1
6.95% 7/15/28 (b)		1,920	0*
7.125% 5/15/07 (b)		375	0*
7.375% 5/15/19 (b)		2,200	1
7.875% 6/15/03 (b)		375	0*
9.125% 4/1/03 (b)		80	0*
9.875% 6/5/03 (b)		345	0*
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,035	2,104
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,318	1,278
			35,758
Multi-Utilities - 0.2%
Centrica PLC 6.375% 3/10/22	GBP	1,000	1,723
Hera SpA 4.5% 12/3/19	EUR	1,000	1,417
NiSource Finance Corp. 10.75% 3/15/16		11,340	13,973
Utilicorp United, Inc. 7.95% 2/1/11 (e)		50	53
Veolia Environnement 5.125% 5/24/22	EUR	750	1,089
			18,255
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.1%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	850	$ 1,317
Thames Water Utility Finance 4.9% 6/30/15	GBP	2,600	4,202
			5,519
TOTAL UTILITIES			138,758
TOTAL NONCONVERTIBLE BONDS			2,527,413
TOTAL CORPORATE BONDS (Cost $2,420,446)			2,574,340
U.S. Government and Government Agency Obligations - 24.8%

Other Government Related - 2.1%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		$ 2,494	2,517
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		4,140	4,168
1.75% 12/28/12 (FDIC Guaranteed) (g)		8,000	7,930
1.875% 5/7/12 (FDIC Guaranteed) (g)		19,000	19,101
1.875% 6/4/12 (FDIC Guaranteed) (g)		15,000	15,086
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		16,000	15,940
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,141	6,125
2% 3/30/12 (FDIC Guaranteed) (g)		8,000	8,065
2.125% 7/12/12 (FDIC Guaranteed) (g)		1,406	1,417
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		2,000	2,023
2% 9/28/12 (FDIC Guaranteed) (g)		22,315	22,344
2.125% 12/21/12 (FDIC Guaranteed) (g)		12,000	12,011
2.625% 12/28/12 (FDIC Guaranteed) (g)		4,680	4,766
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,216
Goldman Sachs Group, Inc. 1.625% 7/15/11 (FDIC Guaranteed) (g)		1,660	1,675
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)		$ 520	$ 538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		23,089	23,951
TOTAL OTHER GOVERNMENT RELATED			150,873
U.S. Government Agency Obligations - 4.2%
Fannie Mae:
0.875% 1/12/12		13,118	13,017
2% 1/9/12		7,000	7,102
2.5% 5/15/14		16,859	16,826
2.75% 3/13/14		23,910	24,113
4.75% 11/19/12		7,000	7,578
Federal Home Loan Bank:
1% 12/28/11		7,240	7,210
1.5% 1/16/13		43,930	43,316
3.625% 10/18/13		27,750	29,069
Freddie Mac:
1.125% 12/15/11		12,220	12,182
1.75% 6/15/12		52,449	52,681
2.5% 4/23/14		24,790	24,775
3.25% 7/16/10		1,540	1,565
3.75% 3/27/19		1,920	1,882
5% 2/16/17		8,200	8,913
5.125% 11/17/17		24,261	26,414
5.5% 8/23/17		10,550	11,775
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,255
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,303
5.685% 5/15/12		1,765	1,935
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		683	717
Tennessee Valley Authority 5.25% 9/15/39		5,000	4,918
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			306,546
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18		$ 9,724	$ 9,746
2% 4/15/12		38,457	40,228
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			49,974
U.S. Treasury Obligations - 17.8%
U.S. Treasury Bonds:
3.5% 2/15/39		68,510	56,114
4.25% 5/15/39		50,385	47,267
4.375% 2/15/38		2,899	2,783
4.5% 5/15/38		8,900	8,715
4.5% 8/15/39		19,780	19,332
5.25% 2/15/29		16,020	17,357
6.25% 8/15/23		17,052	20,366
7.5% 11/15/16		21,120	26,616
7.5% 11/15/24		9,329	12,472
7.875% 2/15/21		5,350	7,191
9.875% 11/15/15		7,956	10,931
U.S. Treasury Notes:
0.75% 11/30/11		44,479	44,189
0.875% 12/31/10 (h)		12,000	12,044
0.875% 3/31/11		19,930	19,967
1% 12/31/11		32,155	32,065
1.125% 12/15/11		12,181	12,185
1.125% 1/15/12		13,402	13,389
1.125% 12/15/12		253	249
1.25% 11/30/10		15,000	15,105
1.375% 10/15/12		38,945	38,726
1.5% 10/31/10		16,570	16,716
1.5% 12/31/13 (h)		2,153	2,096
1.875% 6/15/12		21,766	22,004
1.875% 2/28/14		130	128
1.875% 4/30/14		1,763	1,727
2% 11/30/13		1,196	1,190
2.25% 5/31/14		44,711	44,407
2.375% 8/31/10		18,445	18,689
2.375% 8/31/14		41,880	41,572
2.375% 9/30/14		22,550	22,360
2.375% 10/31/14		22,875	22,627
2.625% 6/30/14		20,560	20,709
2.625% 7/31/14		22,000	22,110
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 12/31/14		$ 44,015	$ 43,888
2.625% 4/30/16		44,190	42,819
2.75% 2/28/13		45,629	47,012
2.75% 11/30/16		10,000	9,627
2.75% 2/15/19		14,902	13,719
2.875% 1/31/13		61,514	63,691
3% 8/31/16		35,000	34,423
3.125% 9/30/13		25,600	26,606
3.125% 10/31/16		37,050	36,584
3.125% 5/15/19		58,215	55,131
3.25% 5/31/16		6,822	6,850
3.375% 6/30/13		22,261	23,365
3.375% 11/15/19		20,000	19,238
3.5% 2/15/18		3,580	3,551
3.625% 5/15/13		14,400	15,246
3.625% 8/15/19		22,295	21,919
3.75% 11/15/18		33,055	33,052
3.875% 2/15/13		29,948	31,895
3.875% 5/15/18		32,084	32,578
4% 8/15/18		11,895	12,149
4.25% 11/15/17		2,710	2,840
4.5% 5/15/17		48,040	51,354
4.625% 7/31/12		2,889	3,120
TOTAL U.S. TREASURY OBLIGATIONS			1,284,055
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,812,512)			1,791,448
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.1%
2.59% 9/1/33 (i)		882	906
2.767% 10/1/34 (i)		1,227	1,265
2.88% 4/1/36 (i)		187	191
2.995% 11/1/35 (i)		944	972
3.121% 10/1/35 (i)		191	198
3.176% 7/1/35 (i)		564	584
3.264% 9/1/34 (i)		810	835
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
3.553% 11/1/33 (i)		$ 195	$ 204
3.574% 4/1/35 (i)		1,155	1,200
3.625% 1/1/35 (i)		450	464
3.716% 3/1/33 (i)		264	274
3.731% 3/1/35 (i)		15,879	16,494
3.746% 11/1/36 (i)		505	526
3.897% 11/1/36 (i)		94	97
3.9% 9/1/36 (i)		720	749
3.929% 3/1/34 (i)		541	556
4% 9/1/13		412	422
4.146% 4/1/36 (i)		651	683
4.173% 2/1/35 (i)		2,482	2,567
4.217% 8/1/35 (i)		1,400	1,469
4.291% 6/1/36 (i)		108	112
4.411% 7/1/35 (i)		647	663
4.421% 7/1/35 (i)		1,346	1,394
4.532% 7/1/35 (i)		424	440
4.588% 9/1/35 (i)		1,739	1,809
4.639% 11/1/35 (i)		2,542	2,620
4.719% 2/1/35 (i)		3,423	3,494
4.726% 11/1/35 (i)		748	780
4.776% 7/1/35 (i)		578	599
4.889% 2/1/36 (i)		1,617	1,676
4.98% 12/1/32 (i)		619	648
4.988% 10/1/35 (i)		2,954	3,038
5% 2/1/14 to 4/1/22		820	861
5.007% 2/1/34 (i)		804	845
5.016% 5/1/35 (i)		1,603	1,658
5.054% 2/1/37 (i)		1,828	1,899
5.143% 7/1/35 (i)		931	954
5.185% 6/1/35 (i)		7,643	7,881
5.229% 2/1/37 (i)		2,854	2,973
5.242% 5/1/35 (i)		650	689
5.308% 3/1/36 (i)		4,658	4,885
5.498% 6/1/47 (i)		315	327
5.5% 4/1/16		282	293
5.591% 2/1/36 (i)		343	356
5.599% 4/1/36 (i)		1,662	1,746
5.858% 5/1/36 (i)		402	426
5.899% 6/1/35 (i)		1,410	1,493
6% 5/1/12 to 10/1/16		289	307
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
6.009% 4/1/36 (i)		$ 5,709	$ 5,960
6.213% 3/1/37 (i)		246	261
6.5% 5/1/12 to 9/1/32		2,894	3,130
TOTAL FANNIE MAE			84,873
Freddie Mac - 0.6%
2.846% 6/1/33 (i)		539	555
2.997% 5/1/35 (i)		1,062	1,102
3.345% 3/1/35 (i)		397	404
3.374% 7/1/35 (i)		657	680
3.492% 6/1/35 (i)		1,364	1,412
3.615% 12/1/33 (i)		1,003	1,030
3.849% 1/1/35 (i)		1,401	1,458
3.987% 3/1/37 (i)		1,272	1,295
4.009% 10/1/35 (i)		753	779
4.091% 10/1/36 (i)		670	699
4.401% 4/1/34 (i)		5,488	5,725
4.5% 8/1/33		527	530
4.789% 2/1/36 (i)		151	158
5.041% 4/1/35 (i)		1,456	1,516
5.094% 7/1/35 (i)		376	386
5.138% 4/1/35 (i)		52	54
5.206% 12/1/36 (i)		2,860	2,981
5.215% 5/1/37 (i)		250	258
5.27% 2/1/36 (i)		47	49
5.285% 4/1/37 (i)		253	262
5.297% 9/1/35 (i)		441	459
5.446% 3/1/37 (i)		212	217
5.521% 1/1/36 (i)		480	500
5.581% 3/1/36 (i)		2,552	2,700
5.64% 1/1/36 (i)		204	212
5.684% 10/1/35 (i)		178	189
5.724% 5/1/37 (i)		3,208	3,322
5.724% 5/1/37 (i)		524	540
5.748% 5/1/37 (i)		1,708	1,765
5.765% 4/1/37 (i)		1,267	1,305
5.829% 6/1/37 (i)		1,026	1,068
5.981% 1/1/37 (i)		966	1,023
6.182% 6/1/37 (i)		269	286
6.27% 7/1/36 (i)		446	474
6.42% 6/1/37 (i)		151	159
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Freddie Mac - continued
6.466% 2/1/37 (i)		$ 254	$ 270
6.5% 5/1/11 to 3/1/22		4,489	4,830
6.622% 8/1/37 (i)		885	936
7.347% 4/1/37 (i)		70	74
TOTAL FREDDIE MAC			41,662
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $123,598)			126,535
Asset-Backed Securities - 0.3%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.019% 3/25/17 (i)	EUR	917	867
Auto ABS Compartiment Series 2006-1 Class B, 0.983% 7/25/17 (i)	EUR	500	594
Clock Finance BV Series 2007-1:
Class B2, 0.935% 2/25/15 (i)	EUR	600	687
Class C2, 1.115% 2/25/15 (i)	EUR	300	279
Geldilux Ltd. Series 2007-TS Class C, 1.244% 9/8/14 (i)	EUR	350	343
GLS Ltd. Series 2006-1 Class C, 1.242% 7/15/14 (i)	EUR	259	366
Lambda Finance BV:
Series 2005-1X Class C1, 1.2341% 11/15/29 (i)	GBP	500	549
Series 2007-1X Class A2, 0.872% 9/20/31 (i)	EUR	3,350	4,508
Leek Finance PLC:
Series 17X Class A2A, 0.7131% 12/21/37 (i)	GBP	142	215
Series 18X Class BC, 1.1122% 9/21/38 (i)	EUR	600	163
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.024% 1/30/40 (i)	EUR	350	490
Class D, 1.224% 1/30/40 (i)	EUR	500	694
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.024% 1/30/40 (i)	EUR	450	630
Class C, 1.224% 1/30/40 (i)	EUR	450	625
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.386% 3/10/17 (i)	EUR	1,000	266
Southern Gas Networks PLC Class A1, 0.979% 10/21/10 (i)	EUR	1,350	1,912
Stichting Mars Series 2006 Class C, 1.027% 8/28/14 (i)	EUR	900	638
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,100	5,104
Asset-Backed Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	$ 85
VCL No. 11 Ltd. Class A, 1.583% 8/21/15 (i)	EUR	2,198	3,152
Volkswagen Car Lease Series 9 Class B, 0.613% 4/21/12 (i)	EUR	59	84
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.4938% 10/25/45 (i)	GBP	456	88
TOTAL ASSET-BACKED SECURITIES (Cost $26,634)			22,339
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.984% 2/17/52 (i)	EUR	650	757
EPIC PLC Series BROD Class D, 1.217% 1/22/16 (i)	EUR	251	108
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 0.985% 11/20/56 (i)	EUR	1,200	1,433
Series 2007-1X Class 2D2, 1.115% 11/20/56 (i)	EUR	1,000	1,408
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.573% 12/20/54 (i)	EUR	541	687
Series 2005-4 Class A5, 0.583% 12/20/54 (i)	EUR	485	616
Granite Mortgages PLC 0.4134% 3/20/44 (i)	GBP	292	419
RMAC PLC Series 2005-NS4X Class M2A, 0.7843% 12/12/43 (i)	GBP	1,358	414
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 0.5243% 6/12/44 (i)	GBP	1,250	368
Shield BV Series 1 Class C, 1.129% 1/20/14 (i)	EUR	900	1,118
Silverstone Master Issuer PLC Series 2009-1 Class A2, 0% 1/21/55 (i)	GBP	1,750	2,843
TOTAL PRIVATE SPONSOR			10,171
U.S. Government Agency - 0.7%
Fannie Mae floater Series 2007-95 Class A1, 0.4813% 8/27/36 (i)		$ 3,731	3,582
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		127	136
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,389
Series 2003-70 Class BJ, 5% 7/25/33		815	839
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,941
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,846
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: planned amortization class: - continued
Series 2004-81 Class KD, 4.5% 7/25/18		$ 2,721	$ 2,850
Series 2005-52 Class PB, 6.5% 12/25/34		1,896	2,026
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		445	477
Series 2004-95 Class AN, 5.5% 1/25/25		1,353	1,445
Series 2005-117, Class JN, 4.5% 1/25/36		735	705
Series 2005-29 Class KA, 4.5% 2/25/35		3,777	3,913
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,355
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		256	273
Series 2115 Class PE, 6% 1/15/14		80	84
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7331% 1/15/30 (i)		1,858	1,856
Series 2630 Class FL, 0.7331% 6/15/18 (i)		92	92
Series 2861 Class GF, 0.5331% 1/15/21 (i)		378	379
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		490	522
Series 2381 Class OG, 5.5% 11/15/16		351	377
Series 2425 Class JH, 6% 3/15/17		616	660
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,480
Series 2695 Class DG, 4% 10/15/18		3,475	3,548
Series 2831 Class PB, 5% 7/15/19		3,590	3,805
Series 2866 Class XE, 4% 12/15/18		5,369	5,574
Series 2996 Class MK, 5.5% 6/15/35		578	616
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		666	717
Series 2570 Class CU, 4.5% 7/15/17		162	168
Series 2572 Class HK, 4% 2/15/17		205	210
Series 2627:
Class BG, 3.25% 6/15/17		117	119
Class KP, 2.87% 12/15/16		105	107
Series 2860 Class CP, 4% 10/15/17		166	170
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,044
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14		$ 174	$ 179
Series 2975 Class NA, 5% 7/15/23		75	75
TOTAL U.S. GOVERNMENT AGENCY			46,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,751)			56,730
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1:
Class A, 0.7681% 1/15/17 (i)	GBP	450	567
Class C, 1.0518% 1/15/17 (i)	GBP	200	178
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.145% 10/22/37 (i)	GBP	850	549
Enterprise Inns PLC 6.5% 12/6/18	GBP	2,190	2,863
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (i)	GBP	270	159
FCC Proudreed Properties Class A, 0.944% 8/18/17 (i)	EUR	520	573
German Residential Asset Note Distributor PLC Series 1 Class A, 0.979% 7/20/16 (i)	EUR	1,133	1,350
JLOC 36 LLC Class B, 0.745% 2/16/16 (i)	JPY	73,920	199
JLOC 37 LLC Series X Class B1, 0.72% 1/15/15 (i)	JPY	66,550	179
London & Regional Debt Securitisation No. 1 PLC Class A, 0.7781% 10/15/14 (i)	GBP	550	722
Opera Finance (CMH) PLC Class B, 1.042% 1/15/15 (i)	EUR	1,100	551
Opera Finance (LAKESIDE) PLC 1.1375% 7/31/13 (i)	GBP	1,423	2,127
Real Estate Capital Foundation Ltd. Series 3 Class A, 0.7685% 7/15/16 (i)	GBP	1,708	1,960
REC Plantation Place Ltd. Series 5 Class A, 1.1444% 7/25/16 (i)	GBP	782	983
Silver Maple Investment Co. Ltd. Class 2A, 0.884% 4/30/14 (i)	EUR	700	921
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (i)	EUR	1,000	658
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,755)			14,539
Foreign Government and Government Agency Obligations - 19.2%
		Principal Amount (000s) (c)	Value (000s)
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 10,640	$ 7,953
par 2.5% 12/31/38 (e)		6,340	2,203
7% 3/28/11		103,070	100,281
7% 9/12/13		74,775	66,762
Bahamian Republic 6.95% 11/20/29 (f)		2,760	2,732
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,250,000	0*
value recovery B rights 1/2/21 (l)		1,250,000	0*
Barbados Government 7.25% 12/15/21 (f)		1,605	1,605
Brazilian Federative Republic:
6% 9/15/13		1,467	1,518
8.25% 1/20/34		1,850	2,340
8.75% 2/4/25		2,849	3,661
12.25% 3/6/30		2,950	5,133
Canadian Government:
1.25% 12/1/11	CAD	42,000	39,804
3% 6/1/14	CAD	22,000	21,262
3.75% 6/1/10	CAD	15,000	14,476
3.75% 6/1/19	CAD	24,000	23,092
4% 6/1/16	CAD	50,500	50,543
5% 6/1/37	CAD	21,100	23,111
Cayman Island Government 5.95% 11/24/19 (f)		2,500	2,479
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		291	143
warrants 11/15/20 (a)(l)		2,750	344
Colombian Republic:
7.375% 9/18/37		4,175	4,551
11.75% 2/25/20		1,080	1,555
Congo Republic 3% 6/30/29 (e)		10,018	5,059
Croatia Republic 6.75% 11/5/19 (f)		4,365	4,703
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,345	1,402
8.25% 10/24/12 (f)		4,850	5,129
Dominican Republic:
1.2888% 8/30/24 (i)		3,793	2,845
9.04% 1/23/18 (f)		7,285	7,904
9.5% 9/27/11 (Reg. S)		6,916	7,192
Ecuador Republic 5% 2/28/25		1,450	783
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,096
7.65% 6/15/35 (Reg. S)		2,595	2,556
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 1,489	$ 1,586
8.25% 4/10/32 (Reg. S)		1,137	1,182
Gabonese Republic 8.2% 12/12/17 (f)		7,950	8,367
Georgia Republic 7.5% 4/15/13		4,640	4,710
German Federal Republic:
2.5% 10/10/14	EUR	31,450	45,173
3% 3/12/10	EUR	60,000	86,308
3.25% 1/4/20	EUR	42,675	60,381
4.75% 7/4/40	EUR	22,725	36,115
Ghana Republic 8.5% 10/4/17 (f)		8,085	8,247
Greek Government 6% 7/19/19	EUR	8,000	11,695
Indonesian Republic:
6.625% 2/17/37 (f)		4,215	4,152
6.875% 3/9/17 (f)		2,225	2,436
6.875% 1/17/18 (f)		5,180	5,672
7.25% 4/20/15 (f)		2,335	2,627
7.75% 1/17/38 (f)		5,085	5,594
8.5% 10/12/35 (Reg. S)		3,885	4,662
11.625% 3/4/19 (f)		4,720	6,820
Irish Republic 5.9% 10/18/19	EUR	2,200	3,395
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		9,730	8,368
Italian Republic:
4.25% 3/1/20	EUR	44,100	63,821
5% 9/1/40	EUR	15,550	22,975
Japan Government:
0.4% 5/15/11	JPY	8,844,500	95,341
0.6% 9/20/14	JPY	2,884,500	31,198
2.1% 9/20/29	JPY	1,400,000	15,046
2.2% 9/20/39	JPY	2,380,000	25,213
Lebanese Republic 8.625% 6/20/13 (Reg. S)		2,420	2,686
Lithuanian Republic 6.75% 1/15/15 (f)		4,975	5,087
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (i)		3,515	3,489
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		1,710	1,975
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,154
7.35% 7/21/25		3,060	3,504
Philippine Republic:
9.5% 2/2/30		1,990	2,647
10.625% 3/16/25		1,830	2,583
Republic of Fiji 6.875% 9/13/11		2,260	2,226
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 8,050	$ 6,239
Republic of Serbia 6.75% 11/1/24 (f)		13,435	13,233
Russian Federation:
7.5% 3/31/30 (Reg. S)		62,726	70,724
12.75% 6/24/28 (Reg. S)		7,630	12,971
Turkish Republic:
6.75% 4/3/18		5,075	5,467
6.875% 3/17/36		11,125	11,248
7% 9/26/16		4,615	5,078
7.25% 3/5/38		7,325	7,698
7.375% 2/5/25		11,220	12,348
UK Treasury GILT:
2.75% 1/22/15	GBP	1,100	1,749
4% 3/7/22	GBP	2,150	3,367
4.75% 6/7/10	GBP	29,020	47,770
4.75% 12/7/38	GBP	27,930	47,613
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		6,770	6,161
Ukraine Government:
6.385% 6/26/12 (f)		5,355	4,552
6.75% 11/14/17 (f)		5,705	4,336
United Mexican States:
7.5% 4/8/33		1,520	1,733
8.3% 8/15/31		1,435	1,774
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	33,661	1,692
6.875% 9/28/25		2,105	2,231
8% 11/18/22		6,629	7,573
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		1,250	33
1.2831% 4/20/11 (Reg. S) (i)		29,635	26,079
5.375% 8/7/10 (Reg. S)		3,505	3,431
7% 3/31/38		3,720	2,065
8.5% 10/8/14		5,260	4,116
9% 5/7/23 (Reg. S)		17,245	11,554
9.25% 9/15/27		12,990	9,548
9.375% 1/13/34		4,565	3,093
10.75% 9/19/13		29,110	25,690
13.625% 8/15/18		15,750	14,293
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Vietnamese Socialist Republic:
4% 3/12/28 (e)		$ 9,949	$ 7,661
6.875% 1/15/16 (f)		2,125	2,194
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,356,674)			1,386,966
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		4,975	5,168
European Investment Bank 11.25% 12/2/11 (f)	ZMK	7,000,000	1,524
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,576)			6,692
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	156,879	0*
Remy International, Inc. (a)	57,470	57
		57
Media - 0.0%
Charter Communications, Inc. Class A (a)	90,760	3,222
SuperMedia, Inc. (a)	5,871	205
		3,427
TOTAL CONSUMER DISCRETIONARY		3,484
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. (a)	133,086	3,675
INDUSTRIALS - 0.2%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	753,790	8,578
Building Products - 0.1%
Nortek, Inc. (a)	222,792	7,798
Nortek, Inc. warrants 12/7/14 (a)	6,267	80
		7,878
TOTAL INDUSTRIALS		16,456
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	742,300	$ 2
MagnaChip Semiconductor LLC (a)	357,558	50
		52
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp. (a)	490,852	8,531
Containers & Packaging - 0.0%
Constar International, Inc. (a)	26,650	506
TOTAL MATERIALS		9,037
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	136
TOTAL COMMON STOCKS (Cost $39,615)		32,840
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	379
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	17,167	11,330
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	122	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,330
TOTAL PREFERRED STOCKS (Cost $8,846)		11,709
Floating Rate Loans - 6.4%
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.3%
Lear Corp. term loan 7.5% 10/25/14 (i)	$ 267	$ 267
Visteon Corp. term loan 4.426% 6/13/13 (b)(i)	16,305	17,936
		18,203
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.2313% 9/30/12 (i)	119	113
Tranche B, term loan 3.2669% 9/30/13 (i)	2,528	2,414
Ford Motor Co. term loan 3.2871% 12/15/13 (i)	17,053	15,816
		18,343
Diversified Consumer Services - 0.2%
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (i)	10,156	9,242
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (i)	4,992	4,542
Tranche DD, term loan 2.74% 7/24/14 (i)	514	468
		14,252
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2826% 2/16/14 (i)	131	90
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (i)	116	100
Tranche B, term loan 2.01% 5/23/14 (i)	572	495
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (i)	36	29
term loan 2.67% 6/14/14 (i)	397	324
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (i)	12,851	12,530
		13,568
Media - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (i)	28,016	26,195
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2844% 6/12/14 (i)	34,761	30,589
Tranche 2LN, term loan 17.5% 12/12/14 (i)	27,005	5,401
Idearc, Inc. term loan 10.25% 12/31/15 (i)	1,266	1,222
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. term loan 0.4723% 3/2/14 (b)(i)	$ 3,630	$ 1,851
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (i)	20,375	17,573
		82,831
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.51% 5/28/13 (i)	5,336	4,856
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (i)	8,040	7,256
Tranche B2, term loan 4.8125% 7/31/16 (i)	19,622	18,445
		30,557
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4819% 4/4/14 (i)	1,245	1,121
TOTAL CONSUMER DISCRETIONARY		178,875
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 1.99% 6/4/14 (i)	2,387	2,101
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.2623% 1/15/12 (i)	3,780	3,704
TOTAL CONSUMER STAPLES		5,805
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (i)	1,529	1,506
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (i)	366	329
		1,835
FINANCIALS - 0.7%
Diversified Financial Services - 0.4%
CIT Group, Inc.:
term loan 13% 1/20/12 (i)	2,000	2,065
Tranche A, term loan 9.5% 1/20/12 (i)	9,770	9,892
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Clear Channel Capital I LLC Tranche B, term loan 3.8809% 1/29/16 (i)	$ 13,407	$ 11,128
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(i)	3,138	2,000
		25,085
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (i)	1,569	1,401
Tranche 2LN, term loan 13.5% 10/15/17	11,205	11,933
Tranche B, term loan 3.2869% 10/10/13 (i)	5,829	5,203
Tranche DD, term loan 3.2857% 10/10/13 (i)	5,584	4,956
		23,493
TOTAL FINANCIALS		48,578
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4809% 4/10/14 (i)	1,618	1,416
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0053% 2/21/13 (i)	83	64
Tranche 2LN, term loan 10.2553% 2/21/14 (i)	130	79
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 5.99% 3/28/14 (i)	60	53
		196
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	414	416
Tranche 2LN, term loan 3.5344% 4/30/14 (i)	8,240	6,881
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (i)	10,187	8,047
		15,344
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (i)	590	496
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8786% 12/3/14 (i)	2,738	2,436
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (i)	$ 58	$ 56
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (i)	3,640	3,403
		3,459
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (i)	16,500	15,097
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (i)	730	124
TOTAL INDUSTRIALS		37,152
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5344% 10/1/14 (i)	1,290	1,219
Tranche B A2, term loan 2.4809% 10/1/14 (i)	314	296
Tranche B A3, term loan 2.4809% 10/1/14 (i)	366	346
Tranche B-A, term loan 2.5138% 10/1/14 (i)	4,488	4,241
Tranche B-B, term loan 2.5397% 10/1/12 (i)	2,895	2,780
		8,882
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.2327% 3/20/13 (i)	3,185	3,169
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan:
1.9853% 12/1/13 (i)	23,297	20,501
12.5% 12/15/14	3,687	3,816
		24,317
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (i)	9,920	9,126
Tranche 2LN, term loan 6.0006% 6/11/15 (i)	1,495	1,286
Open Solutions, Inc. term loan 2.405% 1/23/14 (i)	214	180
		10,592
TOTAL INFORMATION TECHNOLOGY		46,960
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
MATERIALS - 0.7%
Chemicals - 0.5%
Lyondell Chemical Co. term loan:
5.7982% 12/20/13 (i)	$ 15,266	$ 11,297
8.6678% 4/6/10 (i)(n)	6,820	7,110
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (i)	17,941	16,147
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9.25% 6/20/10 (i)	1,147	1,157
Tranche B 2LN, term loan 9.25% 6/20/10 (i)	308	311
		36,022
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2542% 4/3/15 (i)	11,304	9,835
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (i)	4,557	4,455
		14,290
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (i)(n)	1,047	1,057
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(i)	571	11
12.5% 12/19/13 (i)	1,234	660
Tranche C 1LN, term loan 4.25% 12/19/13 (i)	791	582
		2,310
Paper & Forest Products - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (i)	1,216	450
TOTAL MATERIALS		53,072
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.9256% 3/21/15 (i)	3,490	3,503
Tranche B 1LN, term loan 3.9256% 5/26/13 (i)	1,565	1,514
Tranche C 1LN, term loan 4.9256% 5/26/14 (i)	1,565	1,514
		6,531
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (i)	$ 1,410	$ 1,350
Intelsat Jackson Holdings Ltd. term loan 3.2347% 2/1/14 (i)	13,640	12,344
		13,694
TOTAL TELECOMMUNICATION SERVICES		20,225
UTILITIES - 1.0%
Electric Utilities - 1.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (i)	25,803	21,094
Tranche B2, term loan 3.7349% 10/10/14 (i)	22,858	18,572
Tranche B3, term loan 3.7349% 10/10/14 (i)	36,269	29,288
		68,954
TOTAL FLOATING RATE LOANS (Cost $406,549)		462,872
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (i) (Cost $4,245)	5,800	4,756
Fixed-Income Funds - 4.5%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $289,070)	3,494,239	325,838
Preferred Securities - 0.6%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 15,590	16,188
Net Servicos de Comunicacao SA 9.25% (f)	11,335	11,466
		27,654
Preferred Securities - continued
	Principal Amount (000s) (c)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	$ 14,300	$ 14,095
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (i)	150,000	1,464
TOTAL PREFERRED SECURITIES (Cost $42,219)		43,213
Other - 0.0%

Delta Air Lines ALPA Claim (a)	7,500	38
Idearc, Inc. Claim (a)	1,396	0*
(Cost $57)		38
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.16% (k) (Cost $355,464)	355,463,727	355,464
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $6,972,011)		7,216,319
NET OTHER ASSETS - 0.2%		12,803
NET ASSETS - 100%		$ 7,229,122
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	(859)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(217)
		$ 20,000	$ (1,076)
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $919,083,000 or 12.7% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $150,873,000 or 2.1% of net assets.

(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,497,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,971

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,901,000 and $3,004,000, respectively.

* Amounts represent less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,526
Fidelity Floating Rate Central Fund	13,656
Total	$ 15,182
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 139,649	$ 144,864	$ 57,094	$ 325,838	10.8%
Other Information

The following is a summary of the inputs used, as of December 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,484	$ 3,279	$ 205	$ -
Financials	15,005	3,675	11,330	-
Industrials	16,456	8,578	-	7,878
Information Technology	52	-	2	50
Materials	9,416	9,037	379	-
Telecommunication Services	-	-	-	-
Utilities	136	136	-	-
Corporate Bonds	2,574,340	-	2,573,983	357
U.S. Government and Government Agency Obligations	1,791,448	-	1,791,448	-
U.S. Government Agency - Mortgage Securities	126,535	-	126,535	-
Asset-Backed Securities	22,339	-	21,373	966
Collateralized Mortgage Obligations	56,730	-	56,730	-
Commercial Mortgage Securities	14,539	-	13,829	710
Foreign Government and Government Agency Obligations	1,386,966	-	1,385,779	1,187
Supranational Obligations	6,692	-	6,692	-
Floating Rate Loans	462,872	-	462,872	-
Sovereign Loan Participations	4,756	-	4,756	-
Fixed-Income Funds	325,838	325,838	-	-
Preferred Securities	43,213	-	43,213	-
Money Market Funds	355,464	355,464	-	-
Other	38	-	-	38
Total Investments in Securities:	$ 7,216,319	$ 706,007	$ 6,499,126	$ 11,186
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,076)	$ -	$ (1,076)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 38,441
Total Realized Gain (Loss)	(88)
Total Unrealized Gain (Loss)	(2,973)
Cost of Purchases	7,623
Proceeds of Sales	(28,815)
Amortization/Accretion	82
Transfers in/out of Level 3	(3,084)
Ending Balance	$ 11,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2009	$ (2,568)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (1,076)
Total Value of Derivatives	$ -	$ (1,076)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.8%
Germany	3.3%
Canada	3.1%
Argentina	2.7%
United Kingdom	2.7%
Bermuda	2.7%
Japan	2.3%
Netherlands	2.1%
Venezuela	2.0%
Luxembourg	1.7%
Italy	1.7%
Russia	1.2%
Others (individually less than 1%)	7.7%
100.0%
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $7,344,000 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $9,398,000 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per share amount)	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,327,477)	$ 6,535,017
Fidelity Central Funds (cost $644,534)	681,302
Total Investments (cost $6,972,011)		$ 7,216,319
Cash		11,431
Foreign currency held at value (cost $147)		147
Receivable for investments sold
Regular delivery		12,583
Delayed delivery		3,417
Receivable for fund shares sold		10,401
Dividends receivable		2
Interest receivable		86,238
Distributions receivable from Fidelity Central Funds		1,157
Prepaid expenses		21
Total assets		7,341,716

Liabilities
Payable for investments purchased
Regular delivery	82,201
Delayed delivery	3,414
Payable for fund shares redeemed	8,909
Distributions payable	5,143
Unrealized depreciation on swap agreements	1,076
Accrued management fee	3,397
Other affiliated payables	790
Other payables and accrued expenses	7,664
Total liabilities		112,594

Net Assets		$ 7,229,122
Net Assets consist of:
Paid in capital		$ 6,947,875
Undistributed net investment income		66,819
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,588)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		243,016
Net Assets, for 668,603 shares outstanding		$ 7,229,122
Net Asset Value, offering price and redemption price per share ($7,229,122 ÷ 668,603 shares)		$ 10.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2009

Investment Income
Dividends		$ 3,571
Interest		372,618
Income from Fidelity Central Funds		15,182
Total income		391,371

Expenses
Management fee	$ 31,426
Transfer agent fees	6,671
Accounting fees and expenses	1,390
Custodian fees and expenses	325
Independent trustees' compensation	18
Registration fees	396
Audit	169
Legal	89
Interest	5
Miscellaneous	424
Total expenses before reductions	40,913
Expense reductions	(3)	40,910
Net investment income		350,461
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,216
Fidelity Central Funds	(5,337)
Foreign currency transactions	254
Futures contracts	401
Swap agreements	(98)
Total net realized gain (loss)		118,436
Change in net unrealized appreciation (depreciation) on: Investment securities	1,014,987
Assets and liabilities in foreign currencies	(365)
Futures contracts	(359)
Swap agreements	4,205
Delayed delivery commitments	748
Total change in net unrealized appreciation (depreciation)		1,019,216
Net gain (loss)		1,137,652
Net increase (decrease) in net assets resulting from operations		$ 1,488,113

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 350,461	$ 296,890
Net realized gain (loss)	118,436	(101,829)
Change in net unrealized appreciation (depreciation)	1,019,216	(807,107)
Net increase (decrease) in net assets resulting from operations	1,488,113	(612,046)
Distributions to shareholders from net investment income	(298,152)	(282,958)
Distributions to shareholders from net realized gain	(52,987)	(29,806)
Total distributions	(351,139)	(312,764)
Share transactions Proceeds from sales of shares	2,940,241	1,720,216
Reinvestment of distributions	311,943	278,998
Cost of shares redeemed	(1,348,767)	(2,142,789)
Net increase (decrease) in net assets resulting from share transactions	1,903,417	(143,575)
Total increase (decrease) in net assets	3,040,391	(1,068,385)

Net Assets
Beginning of period	4,188,731	5,257,116
End of period (including undistributed net investment income of $66,819 and undistributed net investment income of $16,219, respectively)	$ 7,229,122	$ 4,188,731
Other Information Shares
Sold	294,105	171,141
Issued in reinvestment of distributions	30,974	28,561
Redeemed	(136,776)	(221,019)
Net increase (decrease)	188,303	(21,317)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.48	$ 10.64	$ 10.43	$ 10.77
Income from Investment Operations
Net investment income B	.626	.583	.594	.575	.551
Net realized and unrealized gain (loss)	2.074	(1.726)	(.032)	.251	(.227)
Total from investment operations	2.700	(1.143)	.562	.826	.324
Distributions from net investment income	(.530)	(.557)	(.584)	(.556)	(.544)
Distributions from net realized gain	(.080)	(.060)	(.138)	(.060)	(.120)
Total distributions	(.610)	(.617)	(.722)	(.616)	(.664)
Net asset value, end of period	$ 10.81	$ 8.72	$ 10.48	$ 10.64	$ 10.43
Total Return A	31.77%	(11.37)%	5.44%	8.15%	3.12%
Ratios to Average Net Assets C,E
Expenses before reductions	.74%	.73%	.73%	.75%	.75%
Expenses net of fee waivers, if any	.74%	.73%	.73%	.75%	.75%
Expenses net of all reductions	.74%	.73%	.73%	.75%	.75%
Net investment income	6.33%	5.89%	5.61%	5.49%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 7,229	$ 4,189	$ 5,257	$ 4,247	$ 3,462
Portfolio turnover rate D	202%	255%	140%	80%	119%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 23, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Fixed-Income and Money Market Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 517,276
Gross unrealized depreciation	(231,034)
Net unrealized appreciation (depreciation)	$ 286,242

Tax Cost	$ 6,930,077

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 12,744
Capital loss carryforward	$ (7,344)
Net unrealized appreciation (depreciation)	$ 285,016

The tax character of distributions paid was as follows:

	December 31, 2009	December 31, 2008
Ordinary Income	$ 351,139	$ 307,796
Long-term Capital Gains	-	4,968
Total	$ 351,139	$ 312,764

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk, interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the Fund had no open futures contracts.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 401	$ (359)
Swap Agreements	(98)	4,205
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 303	$ 3,846

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $401 for futures contracts and $(98) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(359) for futures contracts and $4,205 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,090,061 and $5,899,092, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $141.

Annual Report

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Income Fund (a fund of Fidelity School Street Trust) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Income Fund voted to pay on February 16, 2010, to shareholders of record at the opening of business on February 12, 2010 a distribution of $.01 per share derived from capital gains realized from sales of portfolio securities.

A total of 6.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $192,126,306 of distributions paid during the period January 1, 2009 to December 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,986,748,698.40	95.456
Withheld	237,402,252.95	4.544
TOTAL	5,224,150,951.35	100.000
Albert R. Gamper, Jr.
Affirmative	5,005,307,849.80	95.811
Withheld	218,843,101.55	4.189
TOTAL	5,224,150,951.35	100.000
Abigail P. Johnson
Affirmative	4,984,030,919.11	95.404
Withheld	240,120,032.24	4.596
TOTAL	5,224,150,951.35	100.000
Arthur E. Johnson
Affirmative	4,997,406,084.60	95.660
Withheld	226,744,866.75	4.340
TOTAL	5,224,150,951.35	100.000
Michael E. Kenneally
Affirmative	5,007,208,608.45	95.847
Withheld	216,942,342.90	4.153
TOTAL	5,224,150,951.35	100.000
James H. Keyes
Affirmative	5,006,362,345.37	95.831
Withheld	217,788,605.98	4.169
TOTAL	5,224,150,951.35	100.000
Marie L. Knowles
Affirmative	4,996,120,080.93	95.635
Withheld	228,030,870.42	4.365
TOTAL	5,224,150,951.35	100.000
Kenneth L. Wolfe
Affirmative	4,985,213,464.68	95.426
Withheld	238,937,486.67	4.574
TOTAL	5,224,150,951.35	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,532,114,415.64	67.611
Against	914,627,771.87	17.508
Abstain	200,797,299.99	3.843
Broker Non-Votes	576,611,463.85	11.038
TOTAL	5,224,150,951.35	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Investments Money Management Investments, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

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Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Intermediate Municipal Income Fund and Fidelity Strategic Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$55,000	$-	$2,200	$3,800
Fidelity Strategic Income Fund	$159,000	$-	$4,300	$4,800

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Municipal Income Fund	$52,000	$-	$2,900	$3,200
Fidelity Strategic Income Fund	$130,000	$-	$5,600	$5,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$2,655,000	$2,530,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
PwC	$4,555,000	$3,100,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 25, 2010